UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6093

Name of Registrant: Vanguard Institutional Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – December 31, 2010

Item 1: Reports to Shareholders

Vanguard Institutional Index Fund
Annual Report

December 31, 2010

> It was a volatile year for the financial markets, but U.S. stocks ended 2010 with double-digit gains.

> For the fiscal year ended December 31, 2010, Vanguard Institutional Index Fund returned about 15%, closely tracking its benchmark index.

> All ten sectors posted positive results for the period, with consumer discretionary and industrials leading the way.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	9
About Your Fund’s Expenses.	25
Glossary.	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010

Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	15.05%
Institutional Plus Shares	15.07
S&P 500 Index	15.06
Large-Cap Core Funds Average	12.86
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2009 , Through December 31, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$101.98	$115.01	$2.120	$0.000
Institutional Plus Shares	101.98	115.01	2.145	0.000

1

Chairman’s Letter

Dear Shareholder,

Global financial markets took a roller-coaster ride during 2010. Still, despite many ups and downs, U.S. stocks ended the year with double-digit gains. Vanguard Institutional Index Fund returned about 15% for the period, closely tracking its benchmark, the Standard & Poor’s 500 Index. The fund outperformed the average return of its large-capitalization core fund peers, which stood at about 13% for the year.

Stocks rallied as the forecast seemed to brighten
After a series of false starts, hesitations, and retreats, global stock markets finished 2010 with powerful gains. As the prospect of a double-dip recession faded, the broad U.S. stock market clambered higher, shrugging off high unemployment and distress in Europe’s debt markets to return 17.70%. Small- and mid-capitalization stocks did even better.

Outside the United States, gains were more muted, in part because Europe’s sovereign debt challenges continued to reverberate through local stock markets. Emerging markets were the best performers. Asia’s developed markets performed weakly, though the strength of the yen, the Australian dollar, and other regional currencies bolstered returns for U.S.-based investors.

2

The fixed income market reprised a familiar theme
Although U.S. Treasury securities rallied through the summer, total return tables were dominated by riskier bonds for the full 12 months, a pattern we also saw in 2009. Low interest rates and a sense that the economic recovery was gathering momentum prompted investors to seek higher yields in both high-quality and below-investment-grade corporate bonds. The broad U.S. bond market returned 6.54%. Late in the year, yields bounced off summer lows, putting pressure on bond prices. The dynamic was especially pronounced among municipal bonds.

As it has since December 2008, the Fed held its target for short-term interest rates near 0%, keeping the returns available from money market instruments such as the 3-month Treasury bill in the same neighborhood.

Gains in all sectors boosted fund returns
The year just ended was a period of slow but steady recovery for the U.S. and global economies. During 2010, the S&P 500 Index, a barometer of the market’s larger stocks, hit some rough spots, but it managed to post an impressive return of about 15% for the year. Your fund’s

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	-2.37%	2.59%
Russell 2000 Index (Small-caps)	26.86	2.22	4.47
Dow Jones U.S. Total Stock Market Index	17.70	-1.56	3.17
MSCI All Country World Index ex USA (International)	11.60	-4.58	5.29

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.54%	5.90%	5.80%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	2.38	4.08	4.09
Citigroup Three-Month U.S. Treasury Bill Index	0.13	0.69	2.29

CPI
Consumer Price Index	1.50%	1.43%	2.18%

3

advisor, Vanguard Quantitative Equity Group, closely tracked the index’s performance, consistent with its long tradition of superior index fund management. The market’s recovery was broad-based, and all ten market sectors posted gains for the year.

The consumer discretionary sector was the index’s top performer for the period, gaining almost 28%. Improved consumer sentiment helped boost consumer stocks across the board, including holdings in media conglomerates, hotels, and restaurants. Retailers also benefited from a better-than-expected back-to-school season and signs that shoppers were opening their wallets as the holidays approached.

Stocks in the industrials sector also helped, returning almost 27% for the year. Equipment and machinery companies rose on high demand from emerging markets, most notably China, India, and Latin American countries.

Your fund benefited from double-digit gains in the energy and financial sectors. In energy, an increase in oil prices boosted gas companies, while insurance companies, commercial banks, and real estate investment trusts led the way in financials. Returns from stocks in the information technology and consumer staples sectors also helped returns.

Long-term performance has been competitive
For the ten years ended December 31, Institutional Shares of the Institutional Index Fund generated an average annual return of 1.43%. These results were in line with those of the fund’s unmanaged benchmark, the S&P 500 Index, which has no transaction costs or operating expenses. The fund significantly outperformed the –0.09% average annual result posted by its large-cap core fund peers for the same period. The peer group is mostly made up of actively managed funds, whose higher costs are a drag on performance.

Though at first glance the fund’s ten-year return may not appear impressive, keep in mind the period that it covers. This ten-year span included double-digit negative stock market returns in 2001 and 2002 as the late-1990s tech stock bubble deflated, as well as the trauma of the 2008–2009 financial crisis.

The fund’s advisor, Vanguard Quantitative Equity Group, deserves credit for the fund’s success in tracking its benchmark index—no easy feat during a period of such significant market swings. The advisor is helped in this task by the fund’s low expenses.

Focus on the future rather than the market’s swings
The past few years have been a period of ups and downs for U.S. stocks, and investors have been forced to endure the

4

market’s bumpy ride. While these times have, without a doubt, been nerve-racking, they have also been a good reminder that you shouldn’t let market swings influence your organization’s long-term investment strategy. Changes have been swift and unpredictable, potentially imposing penalties on investors who chase performance.

It’s tough to say what lies ahead for stocks in the near future. We can’t control the markets; however, we can control how we react to the market during difficult times. As always, we advise clients to develop or maintain a mix of stock, bond, and money market funds tailored to the long-term goals of your organization. We believe that the Institutional Index Fund is a suitable core investment for an institutional portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 11, 2011

Total Returns
Ten Years Ended December 31, 2010

Average
Annual Return
Institutional Index Fund Institutional Shares	1.43%
S&P 500 Index	1.41
Large-Cap Core Funds Average	-0.09
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Institutional Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
		Institutional	Institutional
		Shares	Plus Shares
Ticker Symbol		VINIX	VIIIX
Expense Ratio[1]		0.05%	0.025%
30-Day SEC Yield		1.58%	1.60%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	503	500	3,893
Median Market Cap	$47.3B	$47.3B	$29.6B
Price/Earnings Ratio	17.1x	17.1x	18.3x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	20.2%	20.2%	18.8%
Earnings Growth Rate	6.3%	6.3%	6.2%
Dividend Yield	1.9%	1.9%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	4%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer
Discretionary	10.6%	10.6%	11.9%
Consumer Staples	10.6	10.6	9.5
Energy	12.0	12.0	10.6
Financials	16.1	16.1	16.6
Health Care	10.9	10.9	10.7
Industrials	10.9	11.0	11.4
Information
Technology	18.8	18.7	18.9
Materials	3.7	3.7	4.5
Telecommunication
Services	3.1	3.1	2.7
Utilities	3.3	3.3	3.2

Volatility Measures
		DJ
	U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.97
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.2%
Apple Inc.	Computer
	Hardware	2.6
Microsoft Corp.	Systems Software	1.8
General Electric Co.	Industrial
	Conglomerates	1.7
Chevron Corp.	Integrated Oil &
	Gas	1.6
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
Procter & Gamble Co.	Household
	Products	1.6
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
Johnson & Johnson	Pharmaceuticals	1.5
JPMorgan Chase & Co.	Diversified Financial
	Services	1.4
Top Ten		18.5%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2010. For the fiscal year ended December 31, 2010, the expense ratios were 0.05% for Institutional Shares and 0.025% for Institutional Plus Shares.

6

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $5,000,000

	Average Annual Total Returns
	Periods Ended December 31, 2010
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Institutional Index Fund Institutional
Shares	15.05%	2.32%	1.43%	$5,762,774
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	6,490,386
S&P 500 Index	15.06	2.29	1.41	5,753,590
Large-Cap Core Funds Average	12.86	1.37	-0.09	4,955,569

Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $200,000,000
	Year	Years	Years	Investment
Institutional Index Fund Institutional
Plus Shares	15.07%	2.35%	1.46%	$231,093,215
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	259,615,460
S&P 500 Index	15.06	2.29	1.41	230,143,602

See Financial Highlights for dividend and capital gains information.

7

Institutional Index Fund

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

8

Institutional Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (10.6%)
	McDonald’s Corp.	8,129,276	624,003
	Walt Disney Co.	14,570,188	546,528
*	Amazon.com Inc.	2,728,392	491,111
*	Ford Motor Co.	28,828,689	484,034
	Comcast Corp. Class A	20,624,076	453,111
	Home Depot Inc.	12,609,980	442,106
	Target Corp.	5,448,431	327,614
	Time Warner Inc.	8,535,619	274,591
	Lowe’s Cos. Inc.	10,618,646	266,316
*	DIRECTV Class A	6,415,230	256,160
	News Corp. Class A	17,572,040	255,849
	NIKE Inc. Class B	2,941,738	251,283
	Johnson Controls Inc.	5,189,194	198,227
	Viacom Inc. Class B	4,651,834	184,259
	Starbucks Corp.	5,702,626	183,225
	Time Warner Cable Inc.	2,737,344	180,747
	Yum! Brands Inc.	3,605,689	176,859
	Carnival Corp.	3,313,970	152,807
*	priceline.com Inc.	377,789	150,946
	TJX Cos. Inc.	3,045,680	135,198
	Staples Inc.	5,564,981	126,715
	Coach Inc.	2,280,669	126,144
*	Kohl’s Corp.	2,249,918	122,260
	Omnicom Group Inc.	2,318,097	106,169
	CBS Corp. Class B	5,239,507	99,813
*	Bed Bath & Beyond Inc.	1,993,963	98,003
	Marriott International Inc.
	Class A	2,214,362	91,985
*	Discovery
	Communications Inc.
	Class A	2,187,932	91,237
	Starwood Hotels &
	Resorts Worldwide Inc.	1,467,104	89,171
	Best Buy Co. Inc.	2,541,076	87,133

			Market
			Value
		Shares	($000)
	McGraw-Hill Cos. Inc.	2,362,422	86,016
	Stanley Black &
	Decker Inc.	1,276,813	85,380
	Macy’s Inc.	3,258,727	82,446
	Gap Inc.	3,381,344	74,863
	Fortune Brands Inc.	1,174,188	70,745
	Mattel Inc.	2,761,393	70,222
*	O’Reilly Automotive Inc.	1,068,873	64,581
	Harley-Davidson Inc.	1,812,550	62,841
	Limited Brands Inc.	2,035,427	62,549
	Cablevision
	Systems Corp. Class A	1,847,262	62,511
	Genuine Parts Co.	1,212,321	62,241
	Tiffany & Co.	972,738	60,572
	Wynn Resorts Ltd.	581,878	60,422
	JC Penney Co. Inc.	1,819,626	58,792
*	NetFlix Inc.	333,792	58,647
	Ross Stores Inc.	926,975	58,631
	VF Corp.	667,819	57,553
*	AutoZone Inc.	209,495	57,106
	Polo Ralph Lauren Corp.
	Class A	497,520	55,185
*	CarMax Inc.	1,730,435	55,166
	Nordstrom Inc.	1,295,385	54,898
	Whirlpool Corp.	585,071	51,972
	Darden Restaurants Inc.	1,065,290	49,472
	Hasbro Inc.	1,048,125	49,450
	Family Dollar Stores Inc.	968,790	48,159
	Newell Rubbermaid Inc.	2,234,186	40,617
	International Game
	Technology	2,294,958	40,598
	Wyndham
	Worldwide Corp.	1,346,626	40,345
*	Interpublic Group
	of Cos. Inc.	3,761,359	39,946
	Abercrombie & Fitch Co.	676,162	38,967
	Expedia Inc.	1,552,238	38,946

9

Institutional Index Fund

			Market
			Value
		Shares	($000)
*	Apollo Group Inc. Class A	976,904	38,578
	Scripps Networks
	Interactive Inc. Class A	691,290	35,774
*	Urban Outfitters Inc.	988,284	35,390
	H&R Block Inc.	2,367,731	28,200
	Gannett Co. Inc.	1,833,713	27,671
*	GameStop Corp. Class A	1,161,838	26,583
	DR Horton Inc.	2,153,698	25,694
	Leggett & Platt Inc.	1,123,923	25,580
*,^	Sears Holdings Corp.	338,729	24,981
*	Harman International
	Industries Inc.	534,023	24,725
	DeVry Inc.	479,940	23,027
	Lennar Corp. Class A	1,224,383	22,957
*	Goodyear Tire &
	Rubber Co.	1,869,810	22,157
*	Pulte Group Inc.	2,589,319	19,472
	Washington Post Co.
	Class B	42,275	18,580
*	Big Lots Inc.	581,677	17,718
	Comcast Corp. Class A
	Special Shares	844,535	17,575
	RadioShack Corp.	876,298	16,203
*,^	AutoNation Inc.	490,019	13,818
	Meredith Corp.	280,740	9,728
			9,347,854
Consumer Staples (10.6%)
	Procter & Gamble Co.	21,538,150	1,385,549
	Coca-Cola Co.	17,866,779	1,175,098
	Philip Morris
	International Inc.	13,960,749	817,123
	Wal-Mart Stores Inc.	15,074,181	812,951
	PepsiCo Inc.	12,194,561	796,671
	Kraft Foods Inc.	13,440,674	423,516
	Altria Group Inc.	16,064,860	395,517
	CVS Caremark Corp.	10,455,380	363,533
	Colgate-Palmolive Co.	3,714,080	298,501
	Walgreen Co.	7,123,425	277,529
	Costco Wholesale Corp.	3,326,740	240,224
	Kimberly-Clark Corp.	3,137,885	197,812
	General Mills Inc.	4,926,954	175,350
	Archer-Daniels-Midland Co.	4,916,248	147,881
	Sysco Corp.	4,502,209	132,365
	HJ Heinz Co.	2,468,209	122,078
	Kroger Co.	4,907,378	109,729
	Kellogg Co.	1,955,097	99,866
	Mead Johnson
	Nutrition Co.	1,574,227	97,996
	Avon Products Inc.	3,302,610	95,974
	Lorillard Inc.	1,151,312	94,477
	Sara Lee Corp.	4,919,237	86,136
	Reynolds American Inc.	2,602,356	84,889

			Market
			Value
		Shares	($000)
	ConAgra Foods Inc.	3,383,748	76,405
	Estee Lauder Cos. Inc.
	Class A	873,889	70,523
	Clorox Co.	1,073,143	67,908
	Coca-Cola Enterprises Inc.	2,607,120	65,256
	Safeway Inc.	2,868,858	64,521
	Dr Pepper Snapple
	Group Inc.	1,747,649	61,447
	Molson Coors
	Brewing Co. Class B	1,217,422	61,102
	JM Smucker Co.	919,700	60,378
*	Whole Foods Market Inc.	1,131,392	57,237
	Hershey Co.	1,190,337	56,124
	Brown-Forman Corp.
	Class B	798,693	55,605
	Campbell Soup Co.	1,473,952	51,220
	McCormick & Co. Inc.	1,023,190	47,609
	Tyson Foods Inc. Class A	2,293,565	39,495
*	Constellation Brands Inc.
	Class A	1,368,266	30,307
	Hormel Foods Corp.	531,570	27,248
	SUPERVALU Inc.	1,633,448	15,730
*	Dean Foods Co.	1,402,807	12,401
			9,351,281
Energy (12.0%)
	Exxon Mobil Corp.	38,799,374	2,837,010
	Chevron Corp.	15,484,467	1,412,958
	Schlumberger Ltd.	10,498,176	876,598
	ConocoPhillips	11,304,893	769,863
	Occidental
	Petroleum Corp.	6,252,492	613,369
	Apache Corp.	2,940,693	350,619
	Anadarko Petroleum Corp.	3,813,379	290,427
	Halliburton Co.	6,998,564	285,751
	Devon Energy Corp.	3,323,395	260,920
	National Oilwell Varco Inc.	3,228,958	217,147
	Marathon Oil Corp.	5,462,600	202,280
	Baker Hughes Inc.	3,318,534	189,721
	EOG Resources Inc.	1,954,660	178,675
	Hess Corp.	2,308,619	176,702
	Peabody Energy Corp.	2,074,903	132,752
	Chesapeake Energy Corp.	5,031,840	130,375
	Spectra Energy Corp.	4,988,000	124,650
	Noble Energy Inc.	1,347,395	115,984
	Williams Cos. Inc.	4,499,861	111,237
	Murphy Oil Corp.	1,480,334	110,359
	Valero Energy Corp.	4,357,071	100,736
*	Southwestern Energy Co.	2,668,597	99,886
*	Cameron
	International Corp.	1,866,593	94,692
	Consol Energy Inc.	1,737,919	84,706
*	FMC Technologies Inc.	921,276	81,911

10

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Pioneer Natural
	Resources Co.	893,473	77,571
	El Paso Corp.	5,418,599	74,560
*	Newfield Exploration Co.	1,030,258	74,292
*	Denbury Resources Inc.	3,075,797	58,717
	Range Resources Corp.	1,231,857	55,409
*	Nabors Industries Ltd.	2,196,305	51,525
	EQT Corp.	1,147,818	51,468
	QEP Resources Inc.	1,351,567	49,075
	Massey Energy Co.	786,017	42,170
	Helmerich & Payne Inc.	815,756	39,548
	Sunoco Inc.	925,365	37,301
	Diamond Offshore
	Drilling Inc.	533,587	35,681
*	Rowan Cos. Inc.	968,721	33,818
	Cabot Oil & Gas Corp.	797,907	30,201
*	Tesoro Corp.	1,102,032	20,432
			10,581,096
Financials (16.0%)
	JPMorgan Chase & Co.	30,078,888	1,275,946
	Wells Fargo & Co.	40,386,139	1,251,566
*	Citigroup Inc.	223,524,239	1,057,270
	Bank of America Corp.	77,599,455	1,035,177
*	Berkshire Hathaway Inc.
	Class B	12,176,111	975,428
	Goldman Sachs
	Group Inc.	3,933,779	661,504
	US Bancorp	14,760,550	398,092
	American Express Co.	8,058,364	345,865
	Morgan Stanley	11,640,997	316,751
	MetLife Inc.	6,973,555	309,905
	Bank of New York
	Mellon Corp.	9,544,795	288,253
	PNC Financial
	Services Group Inc.	4,045,885	245,666
	Simon Property Group Inc.	2,253,803	224,231
	Prudential Financial Inc.	3,734,684	219,263
	Aflac Inc.	3,626,226	204,628
	Travelers Cos. Inc.	3,532,252	196,782
	State Street Corp.	3,862,985	179,011
	CME Group Inc.	515,670	165,917
	ACE Ltd.	2,611,605	162,572
	Capital One
	Financial Corp.	3,516,054	149,643
	BB&T Corp.	5,338,181	140,341
	Chubb Corp.	2,346,414	139,940
	Allstate Corp.	4,141,285	132,024
	Charles Schwab Corp.	7,631,135	130,569
	T Rowe Price Group Inc.	1,973,321	127,358
	Franklin Resources Inc.	1,120,407	124,600
	AON Corp.	2,538,704	116,806

			Market
			Value
		Shares	($000)
	Marsh &
	McLennan Cos. Inc.	4,181,833	114,331
	Equity Residential	2,188,824	113,709
	SunTrust Banks Inc.	3,847,233	113,532
	Ameriprise Financial Inc.	1,908,158	109,814
	Public Storage	1,074,770	109,003
	Vornado Realty Trust	1,251,083	104,253
	Northern Trust Corp.	1,863,719	103,269
	HCP Inc.	2,803,601	103,144
	Progressive Corp.	5,105,684	101,450
	Loews Corp.	2,434,207	94,715
	Boston Properties Inc.	1,078,135	92,827
	Host Hotels &
	Resorts Inc.	5,124,467	91,574
*	Berkshire Hathaway Inc.
	Class A	759	91,422
	Hartford Financial
	Services Group Inc.	3,420,878	90,619
	Fifth Third Bancorp	6,127,578	89,953
	Invesco Ltd.	3,555,659	85,549
	Principal Financial
	Group Inc.	2,465,253	80,269
	M&T Bank Corp.	918,685	79,972
	Weyerhaeuser Co.	4,124,230	78,072
	Discover
	Financial Services	4,190,765	77,655
	AvalonBay
	Communities Inc.	656,358	73,873
	Lincoln National Corp.	2,437,600	67,790
	Regions Financial Corp.	9,666,091	67,663
*	IntercontinentalExchange
	Inc.	562,956	67,076
	Ventas Inc.	1,208,974	63,447
	ProLogis	4,378,986	63,233
*,^	American
	International Group Inc.	1,077,634	62,093
	NYSE Euronext	2,008,596	60,218
	KeyCorp	6,775,695	59,965
	Unum Group	2,440,658	59,113
	Comerica Inc.	1,358,227	57,371
	Kimco Realty Corp.	3,124,094	56,359
	XL Group plc Class A	2,487,495	54,277
	Health Care REIT Inc.	1,116,926	53,210
	Hudson City Bancorp Inc.	4,052,651	51,631
*	Genworth Financial Inc.
	Class A	3,767,886	49,510
*	SLM Corp.	3,737,072	47,050
	Plum Creek
	Timber Co. Inc.	1,243,771	46,579
*	CB Richard
	Ellis Group Inc. Class A	2,236,505	45,804

11

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Huntington
	Bancshares Inc.	6,642,815	45,636
	Leucadia National Corp.	1,516,826	44,261
	Legg Mason Inc.	1,177,519	42,709
	Moody’s Corp.	1,568,122	41,618
	People’s United
	Financial Inc.	2,839,453	39,781
	Cincinnati Financial Corp.	1,252,456	39,690
	Torchmark Corp.	614,331	36,700
	Zions Bancorporation	1,365,760	33,092
	Assurant Inc.	817,759	31,500
	Marshall & Ilsley Corp.	4,051,910	28,039
*	NASDAQ OMX Group Inc.	1,141,653	27,069
*	E*Trade Financial Corp.	1,525,346	24,406
*	First Horizon
	National Corp.	2,008,011	23,654
	Apartment Investment &
	Management Co.	900,928	23,280
^	Federated Investors Inc.
	Class B	705,167	18,454
	Janus Capital Group Inc.	1,414,491	18,346
			14,124,737
Health Care (10.9%)
	Johnson & Johnson	21,130,825	1,306,942
	Pfizer Inc.	61,631,923	1,079,175
	Merck & Co. Inc.	23,705,735	854,355
	Abbott Laboratories	11,894,289	569,855
*	Amgen Inc.	7,269,984	399,122
	Bristol-Myers Squibb Co.	13,170,670	348,759
	Medtronic Inc.	8,309,271	308,191
	UnitedHealth Group Inc.	8,463,561	305,619
	Eli Lilly & Co.	7,808,275	273,602
	Baxter International Inc.	4,483,960	226,978
*	Gilead Sciences Inc.	6,247,055	226,393
*	Express Scripts Inc.	4,055,505	219,200
*	Celgene Corp.	3,621,429	214,171
*	Medco Health
	Solutions Inc.	3,265,685	200,089
*	WellPoint Inc.	3,028,737	172,214
*	Thermo Fisher
	Scientific Inc.	3,058,520	169,320
	Allergan Inc.	2,366,268	162,492
	Becton Dickinson and Co.	1,769,527	149,560
*	Genzyme Corp.	1,992,894	141,894
	Stryker Corp.	2,628,053	141,126
	McKesson Corp.	1,947,349	137,054
*	Biogen Idec Inc.	1,833,779	122,955
*	St. Jude Medical Inc.	2,638,176	112,782
*	Agilent Technologies Inc.	2,665,390	110,427
	Cardinal Health Inc.	2,685,271	102,873
	Aetna Inc.	3,078,852	93,936
*	Boston Scientific Corp.	11,697,148	88,547

			Market
			Value
		Shares	($000)
*	Zimmer Holdings Inc.	1,519,419	81,562
*	Life Technologies Corp.	1,436,943	79,750
*	Intuitive Surgical Inc.	302,371	77,936
	CIGNA Corp.	2,084,834	76,430
	AmerisourceBergen Corp.
	Class A	2,126,662	72,562
*	Hospira Inc.	1,285,742	71,603
*	Humana Inc.	1,295,305	70,905
*	Mylan Inc.	3,349,172	70,768
*	Forest Laboratories Inc.	2,197,983	70,292
*	Laboratory Corp. of
	America Holdings	782,682	68,813
	CR Bard Inc.	714,980	65,614
*	Varian Medical
	Systems Inc.	915,717	63,441
	Quest Diagnostics Inc.	1,088,465	58,745
*	Waters Corp.	702,893	54,622
*	DaVita Inc.	748,114	51,986
*	Cerner Corp.	548,420	51,957
*	Watson
	Pharmaceuticals Inc.	964,403	49,811
*	CareFusion Corp.	1,715,761	44,095
	DENTSPLY
	International Inc.	1,090,447	37,261
*	Cephalon Inc.	577,409	35,638
*	Coventry Health Care Inc.	1,139,766	30,090
*	Tenet Healthcare Corp.	3,726,464	24,930
	PerkinElmer Inc.	908,709	23,463
	Patterson Cos. Inc.	744,417	22,802
			9,592,707
Industrials (10.8%)
	General Electric Co.	81,981,752	1,499,446
	United
	Technologies Corp.	7,105,133	559,316
	United Parcel Service Inc.
	Class B	7,609,349	552,287
	3M Co.	5,500,530	474,696
	Caterpillar Inc.	4,883,820	457,419
	Boeing Co.	5,644,586	368,366
	Union Pacific Corp.	3,794,606	351,608
	Emerson Electric Co.	5,791,432	331,096
	Honeywell
	International Inc.	6,003,148	319,127
	Deere & Co.	3,261,460	270,864
	FedEx Corp.	2,421,086	225,185
	General Dynamics Corp.	2,906,621	206,254
	Illinois Tool Works Inc.	3,816,122	203,781
	Danaher Corp.	4,126,321	194,639
	CSX Corp.	2,879,310	186,032
	Norfolk Southern Corp.	2,796,088	175,650
	Cummins Inc.	1,522,152	167,452
	PACCAR Inc.	2,806,295	161,138

12

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Lockheed Martin Corp.	2,272,348	158,860
	Tyco International Ltd.	3,766,216	156,072
	Precision Castparts Corp.	1,097,445	152,775
	Northrop Grumman Corp.	2,246,873	145,552
	Waste Management Inc.	3,661,272	134,991
	Eaton Corp.	1,295,100	131,466
	Raytheon Co.	2,784,117	129,016
	Ingersoll-Rand plc	2,493,242	117,407
	Parker Hannifin Corp.	1,241,546	107,145
	CH Robinson
	Worldwide Inc.	1,277,590	102,450
	Fluor Corp.	1,375,901	91,167
	Expeditors International
	of Washington Inc.	1,634,195	89,227
	Goodrich Corp.	964,810	84,971
	Dover Corp.	1,437,466	84,020
	Rockwell Automation Inc.	1,091,201	78,250
	Southwest Airlines Co.	5,749,128	74,624
	ITT Corp.	1,412,946	73,629
	Republic Services Inc.
	Class A	2,365,552	70,635
	Rockwell Collins Inc.	1,207,052	70,323
	Fastenal Co.	1,134,554	67,971
	WW Grainger Inc.	446,468	61,662
	L-3 Communications
	Holdings Inc.	871,115	61,405
	Roper Industries Inc.	728,579	55,685
*	Stericycle Inc.	658,236	53,264
	Flowserve Corp.	429,709	51,230
	Textron Inc.	2,115,562	50,012
*	Jacobs Engineering
	Group Inc.	970,474	44,496
	Pall Corp.	886,487	43,952
	Iron Mountain Inc.	1,540,218	38,521
	Pitney Bowes Inc.	1,560,586	37,735
	Avery Dennison Corp.	828,628	35,084
	Masco Corp.	2,751,283	34,831
	Robert Half
	International Inc.	1,129,301	34,557
	Equifax Inc.	947,086	33,716
*	Quanta Services Inc.	1,653,975	32,947
	Dun & Bradstreet Corp.	382,282	31,382
	RR Donnelley & Sons Co.	1,583,321	27,661
	Cintas Corp.	970,186	27,126
	Snap-On Inc.	446,395	25,257
	Ryder System Inc.	398,298	20,966
*	Raytheon Co.
	Warrants Exp.
	06/16/2011	20,998	183
			9,626,579

			Market
			Value
		Shares	($000)
Information Technology (18.6%)
*	Apple Inc.	7,058,117	2,276,666
	Microsoft Corp.	57,930,059	1,617,407
	International Business
	Machines Corp.	9,559,228	1,402,912
*	Google Inc. Class A	1,919,180	1,139,935
	Oracle Corp.	29,784,285	932,248
	Intel Corp.	42,919,563	902,598
*	Cisco Systems Inc.	42,648,491	862,779
	Hewlett-Packard Co.	17,449,115	734,608
	QUALCOMM Inc.	12,447,534	616,028
*	EMC Corp.	15,853,828	363,053
	Texas Instruments Inc.	9,034,706	293,628
	Visa Inc. Class A	3,749,664	263,901
*	eBay Inc.	8,827,985	245,683
	Corning Inc.	12,025,820	232,339
	Automatic Data
	Processing Inc.	3,795,219	175,643
*	Dell Inc.	12,922,222	175,096
*	Cognizant Technology
	Solutions Corp. Class A	2,335,299	171,154
	Mastercard Inc. Class A	745,256	167,019
*	Yahoo! Inc.	10,030,174	166,802
*	Motorola Inc.	18,078,032	163,968
*	NetApp Inc.	2,781,090	152,849
	Broadcom Corp. Class A	3,504,336	152,614
*	Juniper Networks Inc.	4,025,967	148,639
	Applied Materials Inc.	10,280,823	144,446
	Xerox Corp.	10,674,407	122,969
*	Adobe Systems Inc.	3,914,585	120,491
*	Salesforce.com Inc.	910,017	120,122
*	Intuit Inc.	2,151,199	106,054
*	Symantec Corp.	5,973,325	99,993
*	Citrix Systems Inc.	1,445,024	98,854
	Western Union Co.	5,046,986	93,722
*	SanDisk Corp.	1,804,578	89,976
	Analog Devices Inc.	2,298,231	86,574
	Altera Corp.	2,405,260	85,579
*	F5 Networks Inc.	622,225	80,989
	Paychex Inc.	2,477,067	76,566
	CA Inc.	2,952,822	72,167
	Amphenol Corp. Class A	1,343,709	70,921
*	NVIDIA Corp.	4,471,057	68,854
*	Fiserv Inc.	1,144,494	67,022
*	Red Hat Inc.	1,466,639	66,952
*	Autodesk Inc.	1,749,915	66,847
*	Akamai Technologies Inc.	1,403,215	66,021
*	BMC Software Inc.	1,367,345	64,457
	Linear Technology Corp.	1,734,661	60,002
*	Western Digital Corp.	1,768,454	59,951
	Computer Sciences Corp.	1,188,840	58,966
	Xilinx Inc.	1,994,119	57,790

13

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Fidelity National
	Information
	Services Inc.	2,038,178	55,826
*	McAfee Inc.	1,186,256	54,935
*,^	First Solar Inc.	415,629	54,090
*	Teradata Corp.	1,289,105	53,060
*	Micron Technology Inc.	6,593,463	52,880
	KLA-Tencor Corp.	1,285,700	49,679
	Microchip Technology Inc.	1,437,788	49,187
	Harris Corp.	987,222	44,721
	VeriSign Inc.	1,323,619	43,243
*	Electronic Arts Inc.	2,553,791	41,831
*	FLIR Systems Inc.	1,217,183	36,211
*	Advanced Micro
	Devices Inc.	4,394,854	35,950
*	SAIC Inc.	2,253,456	35,740
	Jabil Circuit Inc.	1,504,456	30,224
*	LSI Corp.	4,731,644	28,342
	National
	Semiconductor Corp.	1,838,671	25,300
*	JDS Uniphase Corp.	1,708,880	24,745
	Molex Inc.	1,060,336	24,091
*	Monster Worldwide Inc.	998,105	23,585
*	Novellus Systems Inc.	694,236	22,438
*	Lexmark International Inc.
	Class A	604,802	21,059
*	MEMC Electronic
	Materials Inc.	1,750,740	19,713
*	Compuware Corp.	1,686,083	19,677
*	Teradyne Inc.	1,396,421	19,606
	Total System Services Inc.	1,256,604	19,327
	Tellabs Inc.	2,839,988	19,255
*	Novell Inc.	2,706,709	16,024
*	QLogic Corp.	813,263	13,842
			16,398,435
Materials (3.7%)
	Freeport-McMoRan
	Copper & Gold Inc.	3,623,203	435,111
	EI du Pont de
	Nemours & Co.	7,024,383	350,376
	Dow Chemical Co.	8,931,270	304,914
	Monsanto Co.	4,127,415	287,433
	Newmont Mining Corp.	3,794,028	233,067
	Praxair Inc.	2,357,525	225,073
	Air Products &
	Chemicals Inc.	1,648,895	149,967
	Alcoa Inc.	7,859,936	120,964
	Nucor Corp.	2,429,580	106,464
	PPG Industries Inc.	1,254,479	105,464
	International Paper Co.	3,366,329	91,699
	Ecolab Inc.	1,786,370	90,069

			Market
			Value
		Shares	($000)
	Cliffs Natural
	Resources Inc.	1,042,382	81,316
	CF Industries Holdings Inc.	547,365	73,976
	United States Steel Corp.	1,105,187	64,565
	Sigma-Aldrich Corp.	933,508	62,134
	Sherwin-Williams Co.	689,449	57,741
	Eastman Chemical Co.	555,137	46,676
	Ball Corp.	679,792	46,260
	FMC Corp.	558,321	44,604
	Vulcan Materials Co.	988,087	43,832
	Allegheny Technologies Inc.	758,791	41,870
*	Owens-Illinois Inc.	1,255,815	38,554
	Airgas Inc.	574,180	35,863
	International Flavors &
	Fragrances Inc.	613,729	34,117
	MeadWestvaco Corp.	1,291,233	33,779
	Sealed Air Corp.	1,225,474	31,188
	Bemis Co. Inc.	830,413	27,121
	AK Steel Holding Corp.	846,914	13,864
*	Titanium Metals Corp.	693,747	11,919
			3,289,980
Telecommunication Services (3.1%)
	AT&T Inc.	45,473,988	1,336,026
	Verizon
	Communications Inc.	21,750,520	778,234
*	American Tower Corp.
	Class A	3,070,836	158,578
	CenturyLink Inc.	2,333,545	107,740
	Qwest Communications
	International Inc.	13,410,308	102,052
*	Sprint Nextel Corp.	22,985,552	97,229
	Frontier
	Communications Corp.	7,648,126	74,416
	Windstream Corp.	3,722,456	51,891
*	MetroPCS
	Communications Inc.	2,012,919	25,423
			2,731,589
Utilities (3.3%)
	Southern Co.	6,453,271	246,709
	Exelon Corp.	5,089,390	211,922
	Dominion Resources Inc.	4,466,927	190,827
	Duke Energy Corp.	10,192,136	181,522
	NextEra Energy Inc.	3,199,879	166,362
	PG&E Corp.	3,016,971	144,332
	American Electric
	Power Co. Inc.	3,695,706	132,972
	Public Service
	Enterprise Group Inc.	3,893,169	123,842
	Consolidated Edison Inc.	2,235,746	110,826
	Entergy Corp.	1,392,167	98,607
	Progress Energy Inc.	2,254,185	98,012

14

Institutional Index Fund

			Market
			Value
		Shares	($000)
	PPL Corp.	3,718,959	97,883
	Sempra Energy	1,847,315	96,947
	Edison International	2,507,212	96,778
	FirstEnergy Corp.	2,345,767	86,840
	Xcel Energy Inc.	3,540,650	83,382
*	AES Corp.	5,094,439	62,050
	DTE Energy Co.	1,301,485	58,983
	Wisconsin Energy Corp.	899,656	52,954
	Ameren Corp.	1,845,730	52,031
	CenterPoint Energy Inc.	3,256,768	51,196
	Constellation
	Energy Group Inc.	1,537,703	47,100
	Oneok Inc.	819,618	45,464
	Northeast Utilities	1,356,970	43,260
	NiSource Inc.	2,135,776	37,632
*	NRG Energy Inc.	1,897,027	37,068
	SCANA Corp.	868,972	35,280
	CMS Energy Corp.	1,876,936	34,911
	Pinnacle West
	Capital Corp.	834,343	34,584
	Allegheny Energy Inc.	1,304,240	31,615
	Pepco Holdings Inc.	1,722,946	31,444
	TECO Energy Inc.	1,648,091	29,336
	Integrys Energy Group Inc.	595,459	28,886
	Nicor Inc.	350,557	17,500
			2,899,057
Total Common Stocks
(Cost $78,703,137)			87,943,315

			Market
			Value
		Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
2,3	Vanguard Market
	Liquidity Fund,
	0.211%	324,838,995	324,839

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae
	Discount Notes,
	0.321%–0.341%, 3/1/11	30,000	29,989
4	Freddie Mac
	Discount Notes,
	0.195%, 3/14/11	2,000	1,999
4,5	Freddie Mac
	Discount Notes,
	0.220%, 3/15/11	3,000	2,999
4	Freddie Mac
	Discount Notes,
	0.185%, 3/28/11	5,000	4,997
			39,984
Total Temporary Cash Investments
(Cost $364,818)			364,823
Total Investments (100.0%)
(Cost $79,067,955)			88,308,138
Other Assets and Liabilities (0.0%)
Other Assets			634,961
Liabilities[3]			(614,591)
			20,370
Net Assets (100%)			88,328,508

15

Institutional Index Fund

At December 31, 2010, net assets consisted of:

Amount
($000)
Paid-in Capital	80,147,219
Undistributed Net Investment Income	10,218
Accumulated Net Realized Losses	(1,074,543)
Unrealized Appreciation (Depreciation)
Investment Securities	9,240,183
Futures Contracts	5,431
Net Assets	88,328,508

Institutional Shares—Net Assets
Applicable to 475,502,119 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	54,685,567
Net Asset Value Per Share—
Institutional Shares	$115.01

Institutional Plus Shares—Net Assets
Applicable to 292,521,390 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	33,642,941
Net Asset Value Per Share—
Institutional Plus Shares	$115.01

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $97,296,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $100,487,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $32,988,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	1,556,437
Interest[1]	609
Security Lending	4,583
Total Income	1,561,629
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	23,815
Management and Administrative—Institutional Plus Shares	6,678
Total Expenses	30,493
Net Investment Income	1,531,136
Realized Net Gain (Loss)
Investment Securities Sold	333,864
Futures Contracts	28,827
Realized Net Gain (Loss)	362,691
Change in Unrealized Appreciation (Depreciation)
Investment Securities	9,243,079
Futures Contracts	4,383
Change in Unrealized Appreciation (Depreciation)	9,247,462
Net Increase (Decrease) in Net Assets Resulting from Operations	11,141,289
1 Interest income from an affiliated company of the fund was $517,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,531,136	1,452,497
Realized Net Gain (Loss)	362,691	3,285,180
Change in Unrealized Appreciation (Depreciation)	9,247,462	9,830,915
Net Increase (Decrease) in Net Assets Resulting from Operations	11,141,289	14,568,592
Distributions
Net Investment Income
Institutional Shares	(973,854)	(922,489)
Institutional Plus Shares	(557,036)	(529,650)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,530,890)	(1,452,139)
Capital Share Transactions
Institutional Shares	4,204,043	4,601,659
Institutional Plus Shares	5,345,988	2,263,207
Net Increase (Decrease) from Capital Share Transactions	9,550,031	6,864,866
Total Increase (Decrease)	19,160,430	19,981,319
Net Assets
Beginning of Period	69,168,078	49,186,759
End of Period[1]	88,328,508	69,168,078
1 Net Assets—End of Period includes undistributed net investment income of $10,218,000 and $9,972,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$101.98	$82.54	$134.14	$129.59	$114.01
Investment Operations
Net Investment Income	2.118	2.207	2.521	2.560	2.240
Net Realized and Unrealized Gain (Loss)
on Investments	13.032	19.441	(51.599)	4.550	15.580
Total from Investment Operations	15.150	21.648	(49.078)	7.110	17.820
Distributions
Dividends from Net Investment Income	(2.120)	(2.208)	(2.522)	(2.560)	(2.240)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.120)	(2.208)	(2.522)	(2.560)	(2.240)
Net Asset Value, End of Period	$115.01	$101.98	$82.54	$134.14	$129.59

Total Return	15.05%	26.63%	-36.95%	5.47%	15.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54,686	$44,401	$31,543	$45,847	$45,243
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.05%	2.56%	2.28%	1.90%	1.87%
Portfolio Turnover Rate[1]	4%	11%	7%	7%	8%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Institutional Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$101.98	$82.54	$134.14	$129.59	$114.01
Investment Operations
Net Investment Income	2.144	2.229	2.548	2.597	2.269
Net Realized and Unrealized Gain (Loss)
on Investments	13.031	19.441	(51.598)	4.548	15.580
Total from Investment Operations	15.175	21.670	(49.050)	7.145	17.849
Distributions
Dividends from Net Investment Income	(2.145)	(2.230)	(2.550)	(2.595)	(2.269)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.145)	(2.230)	(2.550)	(2.595)	(2.269)
Net Asset Value, End of Period	$115.01	$101.98	$82.54	$134.14	$129.59

Total Return	15.07%	26.66%	-36.94%	5.50%	15.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,643	$24,767	$17,643	$25,776	$20,294
Ratio of Total Expenses to
Average Net Assets	0.025%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.08%	2.59%	2.30%	1.93%	1.90%
Portfolio Turnover Rate[1]	4%	11%	7%	7%	8%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $5 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

21

Institutional Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	87,943,315	—	—
Temporary Cash Investments	324,839	39,984	—
Futures Contracts—Liabilities[1]	(427)	—	—
Total	88,267,727	39,984	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2011	827	259,058	5,088
E-mini S&P 500 Index	March 2011	1,563	97,922	343

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

22

Institutional Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized $93,221,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2010, the fund had $9,782,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $764,352,000 to offset future net capital gains of $53,338,000 through December 31, 2014, $54,429,000 through December 31, 2015, and $656,585,000 through December 31, 2016. In addition, the fund realized losses of $65,870,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011.

At December 31, 2010, the cost of investment securities for tax purposes was $79,306,408,000. Net unrealized appreciation of investment securities for tax purposes was $9,001,730,000, consisting of unrealized gains of $17,992,600,000 on securities that had risen in value since their purchase and $8,990,870,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2010, the fund purchased $12,708,805,000 of investment securities and sold $3,188,813,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	11,900,740	113,680	10,784,824	125,715
Issued in Lieu of Cash Distributions	899,134	8,464	832,657	9,266
Redeemed	(8,595,831)	(82,033)	(7,015,822)	(81,732)
Net Increase (Decrease)—Institutional Shares	4,204,043	40,111	4,601,659	53,249
Institutional Plus Shares
Issued	8,059,479	75,663	5,888,812	71,004
Issued in Lieu of Cash Distributions	540,349	5,079	509,495	5,659
Redeemed	(3,253,840)	(31,078)	(4,135,100)	(47,550)
Net Increase (Decrease)—Institutional Plus Shares	5,345,988	49,664	2,263,207	29,113

H. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

23

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2011

Special 2010 tax information (unaudited) for Vanguard Institutional Index Fund

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,530,890,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 98.8% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Six Months Ended December 31, 2010

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	6/30/2010	12/31/2010	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,232.52	$0.28
Institutional Plus Shares	1,000.00	1,232.67	0.14
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.95	$0.26
Institutional Plus Shares	1,000.00	1,025.08	0.13
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.05% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

26

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

27

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

28

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008).	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components).	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm).	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008).
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010).	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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Fund Information > 800-662-7447	Poor’s 500, and 500® are registered trademarks of
Direct Investor Account Services > 800-662-2739	Standard & Poor’s Financial Services LLC (“S&P”) and
Institutional Investor Services > 800-523-1036	have been licensed for use by The Vanguard Group, Inc.
Text Telephone for People	The Vanguard mutual funds are not sponsored,
With Hearing Impairment > 800-749-7273	endorsed, sold or promoted by S&P or its Affiliates, and
S&P and its Affiliates make no representation,
This material may be used in conjunction	warranty, or condition regarding the advisability of
with the offering of shares of any Vanguard	buying, selling, or holding units/shares in the funds.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q940 022011

Vanguard Institutional Total Stock
Market Index Fund Annual Report

December 31, 2010

> Vanguard Institutional Total Stock Market Index Fund closely tracked the 17.28% return of its benchmark index in 2010.

> Consumer discretionary and industrial stocks, two sectors that are keenly sensitive to the rhythms of the business cycle, posted especially strong returns.

> The fund has outpaced the average returns of its peer group, which consists largely of actively managed funds, over the past year and over the near-decade since the fund’s inception.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	10
About Your Fund’s Expenses.	58
Glossary.	60

Institutional Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010

Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	17.28%
Institutional Plus Shares	17.25
MSCI US Broad Market Index	17.28
Multi-Cap Core Funds Average	15.55
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2009 , Through December 31, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Total Stock Market Index
Fund
Institutional Shares	$24.80	$28.54	$0.496	$0.000
Institutional Plus Shares	24.81	28.54	0.501	0.000

Chairman’s Letter

Dear Shareholder,

The first half of 2010 was marked by uncertainty about the strength of the global economic recovery and the sovereign-debt crisis in Europe. As evidence of a solid economic rebound mounted, and as plans to aid struggling countries in Europe materialized, the market posted robust gains in the second half of the year.

Vanguard Institutional Total Stock Market Index Fund closely tracked the performance of its benchmark, the MSCI US Broad Market Index, which posted a 17.28% gain for 2010. The average return of the multicap core funds, which consist largely of actively managed and individualinvestororiented funds, was 15.55%.

Stocks rallied as the forecast seemed to brighten
After a series of false starts, hesitations, and retreats, global stock markets finished 2010 with powerful gains. As the prospect of a doubledip recession faded, the broad U.S. stock market clambered higher, shrugging off high unemployment and distress in Europe’s debt markets to return more than 17%. Small and mid capitalization stocks did even better.

Outside the United States, gains were more muted, in part because Europe’s sovereigndebt challenges continued to reverberate through local stock markets. Emerging markets were the best performers. Asia’s developed markets performed weakly, though the strength of the yen, the Australian dollar, and other regional currencies bolstered returns for U.S.based investors.

The fixed income market reprised a familiar theme
Although U.S. Treasury securities rallied through the summer, total return tables were dominated by riskier bonds for the full 12 months, a pattern we also saw in 2009. Low interest rates and a sense that the economic recovery was gathering momentum prompted investors to seek higher yields in both highquality and belowinvestmentgrade corporate bonds. The broad U.S. bond market returned 6.54%. Late in the year, yields bounced off summer lows, putting pressure on bond prices. The dynamic was especially pronounced among municipal bonds.

As it has since December 2008, the Fed held its target for shortterm interest rates near 0%, keeping the returns available from money market instruments such as the 3month Treasury bill in the same neighborhood.

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	-2.37%	2.59%
Russell 2000 Index (Small-caps)	26.86	2.22	4.47
Dow Jones U.S. Total Stock Market Index	17.70	-1.56	3.17
MSCI All Country World Index ex USA (International)	11.60	-4.58	5.29

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.54%	5.90%	5.80%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	2.38	4.08	4.09
Citigroup Three-Month U.S. Treasury Bill Index	0.13	0.69	2.29

CPI
Consumer Price Index	1.50%	1.43%	2.18%

Most market sectors displayed signs of strength during the year
Vanguard Institutional Total Stock Market Index Fund, designed to track the performance of the broad U.S. market, was bolstered by an apparent acceleration of the U.S. economic recovery. As fears faded that the U.S. would slip back into recession, and as the prospects for an uptick in consumer spending and in business investment brightened, the market enjoyed a strong rally.

Gains were broadbased, with all but the health care and utilities sectors posting doubledigit returns. Consumer discretionary and industrial stocks turned in the best performances.

Consumer discretionary stocks gained more than 30% for the period. The economic recovery and a rebound in advertising helped power strong performance by media stocks. And with consumer spending showing signs of improvement, restaurants and hotels, resorts, and cruise lines posted major gains.

Stocks in the industrial sector were close behind, returning about 27%. Machinery stocks, which were hit hard in the recession, continued to benefit from the ongoing U.S. recovery. Shares of companies that make and sell construction and farm machinery and heavy trucks saw outsized returns, a consequence, perhaps, of the global boom in prices for agricultural products. Energy and materials stocks also delivered impressive gains.

Financial stocks rose as banks, brokerages, and insurance companies continued to put some distance between the financial crisis and their financial statements. Insurance stocks, in particular, saw healthy returns. And despite a high number of bank failures during the year, commercial banks overall posted good returns as credit quality for most of the group continued to show gradual improvement.

The utilities and health care sectors produced more pedestrian returns. A variety of companyspecific concerns weighed on the big pharmaceutical companies and medicalequipment makers, while the sluggish economic expansion left power producers with idle capacity.

Since its inception in 2001, the Institutional Total Stock Market Index Fund has produced returns closely in line with those of its target benchmark. Such tight index tracking is the definition of success for an index fund manager. The goal is simple, but the task can be challenging, especially when economic drama and financial shocks rattle the markets, as they have in recent years.

The fund’s success in tracking its index is a testament to the expertise and experience of the advisor, Vanguard Quantitative Equity Group. Drawing on more than 30 years of experience, this group of professionals uses wellhoned portfolio construction and trading methodologies that have allowed Vanguard to provide effective indextracking fund management regardless of the market’s volatility or direction. The fund has also benefited from its low costs, which close the gap between index results and your results.

A tough decade demands perspective from investors
Although neither the Institutional Total Stock Market Index Fund nor most other equity funds have helped investors create significant wealth since 2001, it is critical to put the returns in perspective. This decade was among the worst in U.S. stock market history. Investors who are willing to weather these sometimes longlasting storms can keep themselves in position to earn better returns when the stock market recovers, as it has over the past two years.

Total Returns
Inception Through December 31, 2010

Average
Annual Return
Institutional Total Stock Market Index Fund Institutional Shares (Returns since inception:
8/31/2001)	4.35%
Spliced Institutional Total Stock Market Index	4.29
Multi-Cap Core Funds Average	3.30

Spliced Institutional Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter. Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

The key to waiting out the storm is to resist impulses such as the often counterproductive urge to flee when markets turn rough. Balance and diversification, which can blunt the impact of downturns, are useful allies in this struggle. That is why Vanguard counsels our clients to build a diversified portfolio of stock, bond, and money market funds tailored to their institution’s goals. Vanguard Institutional Total Stock Market Index Fund can serve as a core holding in a welldiversified institutional portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 18, 2011

Institutional Total Stock Market Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio[1]	0.045%	0.025%
30-Day SEC Yield	1.48%	1.50%

Portfolio Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,414	3,490
Median Market Cap	$29.7B	$29.7B
Price/Earnings Ratio	18.1x	18.1x
Price/Book Ratio	2.2x	2.2x
Return on Equity	18.8%	18.7%
Earnings Growth Rate	6.2%	6.2%
Dividend Yield	1.7%	1.7%
Foreign Holdings	0.0%	0.0%
Turnover Rate	14%	—
Short-Term Reserves	0.1%	—

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer Discretionary	11.5%	11.5%
Consumer Staples	9.2	9.1
Energy	11.3	11.3
Financials	16.3	16.3
Health Care	11.2	11.2
Industrials	11.5	11.5
Information Technology	18.6	18.7
Materials	4.2	4.2
Telecommunication
Services	2.8	2.8
Utilities	3.4	3.4

Volatility Measures
	MSCI US
	Broad Market
		Index
R-Squared		1.00
Beta		1.00
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.6%
Apple Inc.	Computer
	Hardware	2.1
Microsoft Corp.	Systems Software	1.5
General Electric Co.	Industrial
	Conglomerates	1.4
International Business	IT Consulting &
Machines Corp.	Other Services	1.3
Chevron Corp.	Integrated Oil &
	Gas	1.3
Procter & Gamble Co.	Household
	Products	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Johnson & Johnson	Pharmaceuticals	1.2
JPMorgan Chase & Co.	Diversified Financial
	Services	1.2
Top Ten		15.1%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2010. For the fiscal year ended December 31, 2010, the expense ratios were 0.045% for Institutional Shares and 0.025% for Institutional Plus Shares.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2001, Through December 31, 2010
Initial Investment of $100,000,000

	Average Annual Total Returns
	Periods Ended December 31, 2010
			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(8/31/2001)	Investment
Institutional Total Stock Market Index
Fund Institutional Shares	17.28%	3.11%	4.35%	$148,786,878
Spliced Institutional Total Stock Market
Index	17.28	3.04	4.29	147,998,470
Multi-Cap Core Funds Average	15.55	2.14	3.30	135,448,475

Spliced Institutional Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter. Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $200,000,000
	Year	Years	(5/31/2001)	Investment
Institutional Total Stock Market
Index Fund Institutional Plus Shares	17.25%	3.13%	3.23%	$271,169,851
Spliced Institutional Total Stock
Market Index	17.28	3.04	3.14	268,909,005

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund

Fiscal-Year Total Returns (%): August 31, 2001, Through December 31, 2010

Institutional Total Stock Market Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (11.4%)
	McDonald’s Corp.	1,134,085	87,052
	Walt Disney Co.	1,935,898	72,616
*	Amazon.com Inc.	381,706	68,707
	Home Depot Inc.	1,790,362	62,770
	Comcast Corp. Class A	2,770,826	60,875
*	Ford Motor Co.	3,230,032	54,232
	Target Corp.	730,237	43,909
	Time Warner Inc.	1,197,830	38,534
	Lowe’s Cos. Inc.	1,495,193	37,499
*	DIRECTV Class A	923,512	36,876
	News Corp. Class A	2,407,769	35,057
	NIKE Inc. Class B	395,723	33,803
	Johnson Controls Inc.	717,459	27,407
	Starbucks Corp.	788,602	25,338
	Time Warner Cable Inc.	378,700	25,006
	Yum! Brands Inc.	497,620	24,408
	Viacom Inc. Class B	592,669	23,476
	Carnival Corp.	489,250	22,559
*	General Motors Co.	559,427	20,620
*	priceline.com Inc.	51,555	20,599
	TJX Cos. Inc.	434,769	19,299
	Staples Inc.	777,926	17,713
	Coach Inc.	317,011	17,534
*	Kohl’s Corp.	311,796	16,943
*	Las Vegas Sands Corp.	352,048	16,177
	Omnicom Group Inc.	321,105	14,707
*	Bed Bath & Beyond Inc.	281,288	13,825
	Best Buy Co. Inc.	377,643	12,949
	Marriott International Inc.
	Class A	309,276	12,847
	CBS Corp. Class B	671,221	12,787
	Starwood Hotels & Resorts
	Worldwide Inc.	202,824	12,328
	McGraw-Hill Cos. Inc.	329,524	11,998
	Macy’s Inc.	449,990	11,385
	Stanley Black & Decker Inc.	167,800	11,221
	Gap Inc.	485,894	10,758

			Market
			Value
		Shares	($000)
	Fortune Brands Inc.	162,367	9,783
	Mattel Inc.	383,856	9,761
*	Liberty Media Corp. -
	Interactive	605,807	9,554
	Virgin Media Inc.	335,938	9,151
	Limited Brands Inc.	294,514	9,050
	Cablevision Systems Corp.
	Class A	266,778	9,028
*	O’Reilly Automotive Inc.	147,908	8,937
	Wynn Resorts Ltd.	85,659	8,895
*	BorgWarner Inc.	121,499	8,792
	Harley-Davidson Inc.	250,940	8,700
	Genuine Parts Co.	167,866	8,618
	Tiffany & Co.	135,653	8,447
*	NetFlix Inc.	47,394	8,327
	Ross Stores Inc.	130,281	8,240
*	AutoZone Inc.	30,068	8,196
	VF Corp.	92,157	7,942
	Nordstrom Inc.	186,797	7,916
	Polo Ralph Lauren Corp.
	Class A	69,318	7,689
*	CarMax Inc.	238,591	7,606
*	Dollar Tree Inc.	135,430	7,595
	Autoliv Inc.	94,396	7,452
	JC Penney Co. Inc.	226,980	7,334
	Whirlpool Corp.	81,177	7,211
*	Chipotle Mexican Grill Inc.
	Class A	33,177	7,055
*	Royal Caribbean
	Cruises Ltd.	149,283	7,016
*	Sirius XM Radio Inc.	4,148,633	6,804
	Family Dollar Stores Inc.	134,484	6,685
	Darden Restaurants Inc.	140,497	6,525
	Hasbro Inc.	134,441	6,343
*	Discovery
	Communications Inc.
	Class A	145,457	6,066
	Advance Auto Parts Inc.	89,728	5,936
*	TRW Automotive
	Holdings Corp.	110,510	5,824

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Wyndham Worldwide Corp.	190,810	5,717
	International Game
	Technology	317,368	5,614
*	Apollo Group Inc. Class A	140,947	5,566
	Expedia Inc.	221,226	5,551
*	Discovery
	Communications Inc.	150,942	5,538
*	Interpublic Group of
	Cos. Inc.	521,212	5,535
	Abercrombie & Fitch Co.	93,957	5,415
	Newell Rubbermaid Inc.	296,279	5,386
*	MGM Resorts International	360,149	5,348
*	Lear Corp.	52,713	5,203
*	Urban Outfitters Inc.	143,488	5,138
	PetSmart Inc.	126,638	5,043
	Scripps Networks
	Interactive Inc. Class A	97,120	5,026
*	Liberty Media Corp. - Capital	76,803	4,805
*	Liberty Global Inc. Class A	127,657	4,517
	Phillips-Van Heusen Corp.	70,833	4,463
	Gentex Corp.	149,557	4,421
*	DISH Network Corp.
	Class A	223,722	4,398
	Comcast Corp. Class A
	Special Shares	209,395	4,358
*	NVR Inc.	5,916	4,088
*	Fossil Inc.	57,403	4,046
*	Signet Jewelers Ltd.	91,667	3,978
*	Liberty Global Inc.	116,355	3,943
	H&R Block Inc.	329,832	3,928
^	Garmin Ltd.	124,441	3,856
	Gannett Co. Inc.	255,280	3,852
	Tractor Supply Co.	77,703	3,768
	Williams-Sonoma Inc.	103,615	3,698
	DR Horton Inc.	304,882	3,637
*	Dick’s Sporting Goods Inc.	96,708	3,627
	Leggett & Platt Inc.	156,184	3,555
*	Mohawk Industries Inc.	62,100	3,525
*	GameStop Corp. Class A	152,409	3,487
*,^	Sears Holdings Corp.	47,256	3,485
*	Liberty Media Corp. - Starz	52,111	3,464
*	Harman International
	Industries Inc.	74,347	3,442
*	Lululemon Athletica Inc.	49,322	3,375
*	Dollar General Corp.	108,940	3,341
*	LKQ Corp.	144,820	3,290
*	Deckers Outdoor Corp.	41,156	3,282
	Foot Locker Inc.	166,449	3,266
	DeVry Inc.	67,832	3,255
	Sotheby’s	71,355	3,211
	Tupperware Brands Corp.	67,241	3,205
*	Panera Bread Co. Class A	31,628	3,201
	Guess? Inc.	64,766	3,065
	Jarden Corp.	97,575	3,012
*	Goodyear Tire & Rubber Co.	247,519	2,933

			Market
			Value
		Shares	($000)
	American Eagle
	Outfitters Inc.	198,396	2,903
*	Toll Brothers Inc.	149,963	2,849
*	Tempur-Pedic
	International Inc.	70,875	2,839
*	WMS Industries Inc.	61,964	2,803
*	J Crew Group Inc.	64,601	2,787
	Washington Post Co.
	Class B	6,324	2,779
*	Pulte Group Inc.	367,377	2,763
*	Big Lots Inc.	86,726	2,642
	Polaris Industries Inc.	33,825	2,639
*	Tenneco Inc.	64,051	2,636
*	Warnaco Group Inc.	47,764	2,630
	Lennar Corp. Class A	139,218	2,610
*	Hanesbrands Inc.	102,003	2,591
*	Dana Holding Corp.	150,276	2,586
*	Penn National Gaming Inc.	70,614	2,482
	RadioShack Corp.	133,785	2,474
*	Lamar Advertising Co.
	Class A	61,998	2,470
*	Aeropostale Inc.	99,972	2,463
*	Bally Technologies Inc.	57,643	2,432
	Chico’s FAS Inc.	191,904	2,309
*	ITT Educational
	Services Inc.	35,964	2,291
	Brinker International Inc.	109,094	2,278
^	Strayer Education Inc.	14,944	2,275
	Rent-A-Center Inc.	70,451	2,274
	John Wiley & Sons Inc.
	Class A	48,795	2,207
*	DreamWorks Animation
	SKG Inc. Class A	74,591	2,198
	Service Corp. International	264,174	2,179
*	Hyatt Hotels Corp. Class A	47,032	2,152
*	Under Armour Inc. Class A	39,015	2,140
	Dillard’s Inc. Class A	50,460	1,914
*	Coinstar Inc.	33,507	1,891
*	Carter’s Inc.	63,653	1,878
*	Cheesecake Factory Inc.	60,824	1,865
*	Career Education Corp.	86,973	1,803
*	Dress Barn Inc.	67,585	1,786
	Brunswick Corp.	95,179	1,784
*	AnnTaylor Stores Corp.	63,212	1,731
*	Madison Square Garden Inc.
	Class A	66,950	1,726
*	Valassis
	Communications Inc.	52,874	1,710
*	Live Nation
	Entertainment Inc.	148,713	1,698
	Aaron’s Inc.	82,702	1,686
*	Jo-Ann Stores Inc.	27,972	1,684
	Wolverine World Wide Inc.	52,657	1,679
	Wendy’s/Arby’s Group Inc.
	Class A	359,012	1,659

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Life Time Fitness Inc.	40,385	1,655
*	Vail Resorts Inc.	31,088	1,618
*	OfficeMax Inc.	91,291	1,616
*	Office Depot Inc.	296,406	1,601
*	CROCS Inc.	93,435	1,600
*	Saks Inc.	146,712	1,570
*	Sally Beauty Holdings Inc.	107,794	1,566
*	Eastman Kodak Co.	289,347	1,551
*	Iconix Brand Group Inc.	77,568	1,498
*	Collective Brands Inc.	69,440	1,465
	Jones Group Inc.	93,700	1,456
*	Orient-Express Hotels Ltd.
	Class A	109,450	1,422
	Hillenbrand Inc.	67,155	1,397
	Cooper Tire & Rubber Co.	59,229	1,397
	Cracker Barrel Old Country
	Store Inc.	25,259	1,383
	Weight Watchers
	International Inc.	36,752	1,378
	CTC Media Inc.	58,755	1,377
	Six Flags
	Entertainment Corp.	25,237	1,373
*	New York Times Co.
	Class A	139,692	1,369
	Meredith Corp.	38,974	1,350
	Men’s Wearhouse Inc.	53,865	1,346
*,^	AutoNation Inc.	47,660	1,344
*	HSN Inc.	43,689	1,339
	Thor Industries Inc.	39,169	1,330
*	Childrens Place Retail
	Stores Inc.	26,760	1,328
*	Pier 1 Imports Inc.	125,316	1,316
*	Gaylord Entertainment Co.	35,860	1,289
	Morningstar Inc.	23,897	1,268
	Cinemark Holdings Inc.	72,913	1,257
*	Jack in the Box Inc.	59,335	1,254
	Choice Hotels
	International Inc.	32,058	1,227
	Pool Corp.	53,718	1,211
	Arbitron Inc.	28,948	1,202
	PF Chang’s China Bistro Inc.	24,799	1,202
*	American Axle &
	Manufacturing Holdings Inc.	92,934	1,195
*	JOS A Bank Clothiers Inc.	29,621	1,194
*	Ulta Salon Cosmetics &
	Fragrance Inc.	34,540	1,174
	MDC Holdings Inc.	40,808	1,174
	KB Home	85,733	1,157
	Buckle Inc.	30,299	1,144
*	Hibbett Sports Inc.	30,899	1,140
*	Steven Madden Ltd.	27,098	1,131
	National CineMedia Inc.	56,657	1,128
*	Timberland Co. Class A	45,039	1,108
*	Capella Education Co.	16,599	1,105

			Market
			Value
		Shares	($000)
	Matthews International Corp.
	Class A	31,449	1,100
*	BJ’s Restaurants Inc.	30,713	1,088
	Bob Evans Farms Inc.	32,802	1,081
	Scholastic Corp.	36,362	1,074
*,^	Education
	Management Corp.	59,199	1,072
	Regal Entertainment Group
	Class A	91,076	1,069
*	Cabela’s Inc.	48,623	1,058
*,^	Blue Nile Inc.	18,495	1,055
	Regis Corp.	62,406	1,036
	Group 1 Automotive Inc.	24,021	1,003
*	CEC Entertainment Inc.	25,791	1,001
	Finish Line Inc. Class A	58,219	1,001
*	Belo Corp. Class A	136,578	967
*	Tesla Motors Inc.	35,309	940
*	Asbury Automotive
	Group Inc.	49,604	917
*	Liz Claiborne Inc.	127,675	914
*	G-III Apparel Group Ltd.	25,813	907
	Ethan Allen Interiors Inc.	44,608	893
*	Clear Channel Outdoor
	Holdings Inc. Class A	63,344	889
*	American Public
	Education Inc.	23,512	876
	Brown Shoe Co. Inc.	62,405	869
*	99 Cents Only Stores	53,699	856
	American Greetings Corp.
	Class A	38,569	855
	Cato Corp. Class A	30,842	845
*	Buffalo Wild Wings Inc.	18,481	810
*	Pinnacle Entertainment Inc.	56,819	797
*	Skechers U.S.A. Inc. Class A	39,277	786
	Ryland Group Inc.	45,849	781
	Churchill Downs Inc.	17,975	780
*	Maidenform Brands Inc.	32,441	771
	Monro Muffler Brake Inc.	21,666	749
	International
	Speedway Corp. Class A	28,380	743
*	Scientific Games Corp.
	Class A	73,485	732
*	California Pizza Kitchen Inc.	41,947	725
*	Pre-Paid Legal Services Inc.	11,972	721
*	Helen of Troy Ltd.	24,093	717
*	Texas Roadhouse Inc.
	Class A	41,587	714
	Columbia Sportswear Co.	11,783	711
*	Penske Automotive
	Group Inc.	40,779	710
*	Ascent Media Corp. Class A	18,112	702
*	Genesco Inc.	18,203	682
	Ameristar Casinos Inc.	43,335	677
*	AFC Enterprises Inc.	48,698	677

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Nutrisystem Inc.	31,898	671
*	Domino’s Pizza Inc.	41,371	660
*	DineEquity Inc.	13,346	659
*	Lions Gate
	Entertainment Corp.	100,404	654
^	Barnes & Noble Inc.	46,113	653
*	Meritage Homes Corp.	28,996	644
	Big 5 Sporting Goods Corp.	42,080	643
*	Boyd Gaming Corp.	60,079	637
	Stewart Enterprises Inc.
	Class A	94,464	632
	Harte-Hanks Inc.	48,735	622
	Callaway Golf Co.	76,603	618
	Universal Technical
	Institute Inc.	27,733	611
*	Charming Shoppes Inc.	171,942	610
*	Shutterfly Inc.	17,240	604
*	Sonic Corp.	59,390	601
*	Modine Manufacturing Co.	38,574	598
*	Krispy Kreme Doughnuts Inc.	85,520	597
*	Papa John’s International Inc.	21,478	595
*	Fuel Systems Solutions Inc.	20,123	591
*	Exide Technologies	61,926	583
*	Denny’s Corp.	159,696	572
*	K-Swiss Inc. Class A	45,554	568
*	Steiner Leisure Ltd.	12,129	566
*	Peet’s Coffee & Tea Inc.	13,434	561
*	Vitamin Shoppe Inc.	16,518	556
	Standard Motor Products Inc.	40,489	555
*	America’s Car-Mart Inc.	20,468	554
*	Cavco Industries Inc.	11,734	548
*	Talbots Inc.	63,794	544
*	Cost Plus Inc.	55,167	535
*	Retail Ventures Inc.	32,542	530
*	Beazer Homes USA Inc.	98,327	530
*	Ruby Tuesday Inc.	40,372	527
*	Federal-Mogul Corp.	25,441	525
	Fred’s Inc. Class A	36,958	509
*	Pacific Sunwear of
	California Inc.	93,474	507
*	iRobot Corp.	20,281	505
*	Corinthian Colleges Inc.	95,980	500
	Drew Industries Inc.	21,937	498
*	Quiksilver Inc.	96,361	489
*	Interval Leisure Group Inc.	30,236	488
*	K12 Inc.	16,985	487
*	Amerigon Inc.	44,193	481
*	Winnebago Industries Inc.	31,287	476
	PEP Boys-Manny
	Moe & Jack	35,284	474
*	Arctic Cat Inc.	31,839	466
*	Biglari Holdings Inc.	1,135	466
*	AH Belo Corp. Class A	53,144	462
	Bebe Stores Inc.	76,548	456

			Market
			Value
		Shares	($000)
*	Mediacom
	Communications Corp.
	Class A	53,628	454
*	Standard Pacific Corp.	97,895	450
	Christopher & Banks Corp.	73,023	449
*	Citi Trends Inc.	17,941	440
*	Dorman Products Inc.	12,123	439
*	Jakks Pacific Inc.	23,980	437
*	True Religion Apparel Inc.	19,573	436
	Blyth Inc.	12,331	425
	Haverty Furniture Cos. Inc.	31,885	414
	Cherokee Inc.	21,485	404
*	Unifi Inc.	23,842	404
*	DSW Inc. Class A	10,297	403
*	RC2 Corp.	18,451	402
*	Knology Inc.	25,606	400
	Stage Stores Inc.	22,963	398
	CPI Corp.	17,641	398
*	Build-A-Bear Workshop Inc.	52,045	398
	HOT Topic Inc.	62,995	395
	Volcom Inc.	20,445	386
*	Overstock.com Inc.	23,182	382
	Lennar Corp. Class B	24,500	381
*	Audiovox Corp. Class A	44,192	381
*,^	Hovnanian Enterprises Inc.
	Class A	92,444	378
*	La-Z-Boy Inc.	41,672	376
*	Lumber Liquidators
	Holdings Inc.	14,937	372
	Oxford Industries Inc.	14,490	371
*	Zumiez Inc.	13,494	363
*	Shuffle Master Inc.	31,660	363
*	Perry Ellis International Inc.	13,151	361
	PetMed Express Inc.	19,945	355
*,^	Brookfield Homes Corp.	37,306	351
*	Rue21 Inc.	11,899	349
	CSS Industries Inc.	16,695	344
*	O’Charleys Inc.	47,590	343
*	Leapfrog Enterprises Inc.	57,625	320
	Express Inc.	16,932	318
*	MarineMax Inc.	33,846	316
*	Movado Group Inc.	19,384	313
	Lithia Motors Inc. Class A	21,796	311
*	Benihana Inc. Class A	38,200	311
*	Red Robin Gourmet
	Burgers Inc.	14,159	304
	Superior Industries
	International Inc.	14,209	302
*	Select Comfort Corp.	32,505	297
*	China Automotive
	Systems Inc.	21,450	292
*	Entercom
	Communications Corp.
	Class A	24,900	288
	Books-A-Million Inc.	48,683	282

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Carriage Services Inc.
	Class A	58,072	282
	Ambassadors Group Inc.	24,275	279
	Sonic Automotive Inc.
	Class A	21,082	279
*	Cumulus Media Inc. Class A	63,550	274
*	Isle of Capri Casinos Inc.	26,227	268
	Lincoln Educational
	Services Corp.	17,032	264
	World Wrestling
	Entertainment Inc. Class A	18,303	261
*	Marine Products Corp.	39,051	260
*	Wet Seal Inc. Class A	70,168	260
*	Tuesday Morning Corp.	48,114	254
*,^	Bridgepoint Education Inc.	13,241	252
*	Coldwater Creek Inc.	78,742	250
*	Valuevision Media Inc.
	Class A	40,501	247
*	Kirkland’s Inc.	17,249	242
*	Furniture Brands
	International Inc.	46,692	240
*	Journal Communications Inc.
	Class A	47,472	240
*	Morgans Hotel Group Co.	26,141	237
*	Fisher Communications Inc.	10,687	233
*	Grand Canyon Education Inc.	11,819	232
*	Kid Brands Inc.	27,010	231
*	Casual Male Retail
	Group Inc.	47,835	227
*	Bon-Ton Stores Inc.	17,799	225
*	hhgregg Inc.	10,524	220
*	Systemax Inc.	15,552	219
*	Carmike Cinemas Inc.	28,337	219
*	EW Scripps Co. Class A	21,194	215
	Marcus Corp.	16,202	215
*	McClatchy Co. Class A	45,878	214
*	Drugstore.Com Inc.	96,159	213
*	Bluegreen Corp.	65,697	212
	Speedway Motorsports Inc.	13,806	212
*	ChinaCast Education Corp.	26,714	207
	Stein Mart Inc.	22,081	204
	Sinclair Broadcast Group Inc.
	Class A	24,588	201
	Gaiam Inc. Class A	24,536	189
*	Core-Mark Holding Co. Inc.	5,221	186
*	Universal Electronics Inc.	6,476	184
*	Kenneth Cole Productions Inc.
	Class A	13,909	174
	Shiloh Industries Inc.	14,402	172
	Learning Tree
	International Inc.	17,928	171
*	Rentrak Corp.	5,681	171
*	Entravision
	Communications Corp.
	Class A	64,615	166

			Market
			Value
		Shares	($000)
*	Cache Inc.	36,970	164
	Sturm Ruger & Co. Inc.	10,708	164
*	Steinway Musical
	Instruments Inc.	8,226	163
*	Luby’s Inc.	26,003	163
*	AC Moore Arts & Crafts Inc.	61,491	155
*	Martha Stewart Living
	Omnimedia Class A	34,157	151
*	Jackson Hewitt
	Tax Service Inc.	68,936	150
*	Destination Maternity Corp.	3,892	148
*	1-800-Flowers.com Inc.
	Class A	52,796	142
*	Warner Music Group Corp.	25,038	141
*	Bassett Furniture
	Industries Inc.	33,487	141
	Strattec Security Corp.	4,133	138
*	Town Sports International
	Holdings Inc.	33,684	137
*	Multimedia Games Inc.	23,448	131
*,^	Conn’s Inc.	27,772	130
*	M/I Homes Inc.	8,310	128
*	Caribou Coffee Co. Inc.	12,636	127
*	CKX Inc.	31,362	126
*	Nautilus Inc.	69,718	124
*	Stoneridge Inc.	7,635	121
	Hooker Furniture Corp.	8,480	120
*	Global Traffic Network Inc.	12,788	118
*	Cosi Inc.	95,907	117
*	Zale Corp.	27,104	115
*	Playboy Enterprises Inc.
	Class B	20,942	109
*,^	Quantum Fuel Systems
	Technologies
	Worldwide Inc.	238,154	107
*	Shoe Carnival Inc.	3,885	105
*	West Marine Inc.	9,785	104
*	Smith & Wesson
	Holding Corp.	27,455	103
*	Monarch Casino &
	Resort Inc.	8,199	102
*	Borders Group Inc.	113,050	102
	News Corp. Class B	6,073	100
*	Geeknet Inc.	3,963	99
*	Midas Inc.	12,009	97
	Dover Downs Gaming &
	Entertainment Inc.	28,574	97
*	dELiA*s Inc.	53,604	93
*	New York & Co. Inc.	21,025	93
*	Gray Television Inc.	49,174	92
*	LodgeNet Interactive Corp.	21,301	91
*	Harris Interactive Inc.	73,355	89
*,^	Deer Consumer Products Inc.	7,949	89
	Skyline Corp.	3,395	89
*	Media General Inc. Class A	15,014	87

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Beasley Broadcasting
	Group Inc. Class A	14,480	87
	Weyco Group Inc.	3,477	85
	Flexsteel Industries	4,539	80
	PRIMEDIA Inc.	17,701	74
*	Lee Enterprises Inc.	29,385	72
*	Navarre Corp.	33,043	70
	Escalade Inc.	10,787	68
*	Jamba Inc.	29,276	66
	Spartan Motors Inc.	10,244	62
*	Sealy Corp.	19,540	57
*	Emmis
	Communications Corp.
	Class A	73,231	56
*	Carrols Restaurant Group Inc.	7,396	55
*	Lifetime Brands Inc.	3,862	54
*	Einstein Noah Restaurant
	Group Inc.	3,800	53
*	Century Casinos Inc.	21,680	52
*	LIN TV Corp. Class A	9,843	52
*	American Apparel Inc.	31,165	52
*	Fuqi International Inc.	7,907	50
*	Heelys Inc.	16,482	50
*	Delta Apparel Inc.	3,566	48
*	Red Lion Hotels Corp.	6,001	48
*	Stanley Furniture Co. Inc.	15,292	48
*	SuperMedia Inc.	5,398	47
*	Orbitz Worldwide Inc.	8,037	45
*	Wonder Auto Technology Inc.	5,838	44
*	Famous Dave’s Of
	America Inc.	3,756	42
*	McCormick & Schmick’s
	Seafood Restaurants Inc.	4,605	42
*	Benihana Inc. Class A	5,006	40
*	Princeton Review Inc.	32,613	38
*	Johnson Outdoors Inc.
	Class A	3,043	38
	Collectors Universe	2,637	37
	Emerson Radio Corp.	17,970	36
*	Dex One Corp.	4,578	34
*	Dixie Group Inc.	8,662	31
*	Reading International Inc.
	Class A	6,019	30
*	Bidz.com Inc.	25,690	30
*	US Auto Parts Network Inc.	3,601	30
	Salem
	Communications Corp.
	Class A	9,336	30
*	MTR Gaming Group Inc.	14,610	30
*	Duckwall-ALCO Stores Inc.	2,176	27
*	Radio One Inc.	22,730	25
*	Culp Inc.	2,263	23
*	Saga Communications Inc.
	Class A	852	22
*	Hallwood Group Inc.	804	21

			Market
			Value
		Shares	($000)
*	Archipelago Learning Inc.	2,000	20
*	Entertainment Gaming
	Asia Inc.	54,853	19
*	TravelCenters of
	America LLC	5,100	19
*	Daily Journal Corp.	264	19
*	Nexstar Broadcasting
	Group Inc. Class A	3,078	18
*	Empire Resorts Inc.	17,700	18
*	Hastings Entertainment Inc.	2,744	17
*	Trans World
	Entertainment Corp.	8,958	15
*	China Education Alliance Inc.	5,200	13
*	Hollywood Media Corp.	7,748	13
	Outdoor Channel Holdings Inc.	1,761	13
*	Spanish Broadcasting
	System Inc.	17,056	12
*	Canterbury Park Holding Corp.	818	10
*	Ruth’s Hospitality Group Inc.	1,749	8
*	Dover Motorsports Inc.	4,509	8
*	Lakes Entertainment Inc.	2,747	8
*	Great Wolf Resorts Inc.	2,551	7
*	Atrinsic Inc.	1,392	4
*	Radio One Inc. Class A	1,680	2
	Gaming Partners
	International Corp.	309	2
*	Libbey Inc.	120	2
*	Forward Industries Inc.	557	2
	Mac-Gray Corp.	82	1
*	China MediaExpress
	Holdings Inc.	74	1
*	Crown Media Holdings Inc.
	Class A	400	1
*	Universal Travel Group	118	1
*	Vitacost.com Inc.	123	1
*	Cambium Learning Group Inc.	200	1
	Frisch’s Restaurants Inc.	29	1
*	Premier Exhibitions Inc.	319	1
*	NIVS IntelliMedia Technology
	Group Inc.	231	1
*	Rick’s Cabaret International Inc.	64	1
*	SORL Auto Parts Inc.	57	—
*	Joe’s Jeans Inc.	260	—
*	Morton’s Restaurant Group Inc.	62	—
*	Nobel Learning Communities Inc.	51	—
*	VCG Holding Corp.	85	—
	Educational Development Corp.	22	—
*	Tandy Brands Accessories Inc.	42	—
*	Krispy Kreme Doughnuts Inc.
	Warrants Exp. 03/02/2012	332	—
*	Sport Chalet Inc. Class A	37	—
*	Private Media Group Inc.	69	—
*	SPAR Group Inc.	29	—
*	Sport Chalet Inc. Class B	5	—
			1,743,357

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
Consumer Staples (9.1%)
	Procter & Gamble Co.	3,023,162	194,480
	Coca-Cola Co.	2,214,539	145,650
	Wal-Mart Stores Inc.	2,173,874	117,237
	Philip Morris
	International Inc.	1,952,915	114,304
	PepsiCo Inc.	1,695,095	110,741
	Kraft Foods Inc.	1,858,207	58,552
	Altria Group Inc.	2,220,438	54,667
	CVS Caremark Corp.	1,444,822	50,236
	Colgate-Palmolive Co.	517,869	41,621
	Walgreen Co.	1,036,891	40,397
	Costco Wholesale Corp.	467,926	33,789
	Kimberly-Clark Corp.	436,168	27,496
	General Mills Inc.	684,290	24,354
	Archer-Daniels-Midland Co.	685,191	20,611
	Sysco Corp.	626,922	18,432
	HJ Heinz Co.	339,197	16,777
	Kroger Co.	649,942	14,533
	Kellogg Co.	281,963	14,403
	Mead Johnson Nutrition Co.	218,054	13,574
	Avon Products Inc.	457,105	13,283
	Lorillard Inc.	161,725	13,271
	Reynolds American Inc.	373,069	12,170
	Sara Lee Corp.	670,791	11,746
	ConAgra Foods Inc.	468,973	10,589
	Estee Lauder Cos. Inc.
	Class A	121,226	9,783
	Clorox Co.	148,066	9,370
	Bunge Ltd.	142,132	9,312
	Safeway Inc.	406,459	9,141
	Coca-Cola Enterprises Inc.	364,939	9,134
	Dr Pepper Snapple
	Group Inc.	254,468	8,947
	Molson Coors Brewing Co.
	Class B	172,784	8,672
	JM Smucker Co.	127,490	8,370
	Hershey Co.	168,634	7,951
*	Whole Foods Market Inc.	155,755	7,880
	Campbell Soup Co.	217,182	7,547
	Brown-Forman Corp.
	Class B	86,820	6,044
	McCormick & Co. Inc.	128,954	6,000
	Tyson Foods Inc. Class A	311,493	5,364
	Church & Dwight Co. Inc.	75,834	5,234
*	Energizer Holdings Inc.	71,218	5,192
*	Constellation Brands Inc.
	Class A	199,546	4,420
	Herbalife Ltd.	63,005	4,308
*	Hansen Natural Corp.	80,090	4,187
	Hormel Foods Corp.	78,277	4,012
*	Green Mountain Coffee
	Roasters Inc.	119,918	3,941
	Del Monte Foods Co.	207,367	3,898
*	Ralcorp Holdings Inc.	58,829	3,824

			Market
			Value
		Shares	($000)
	Corn Products
	International Inc.	80,132	3,686
	Alberto-Culver Co. Class B	94,563	3,503
*	Smithfield Foods Inc.	159,132	3,283
*	BJ’s Wholesale Club Inc.	57,473	2,753
	Flowers Foods Inc.	88,900	2,392
	SUPERVALU Inc.	228,880	2,204
*	TreeHouse Foods Inc.	38,127	1,948
	Nu Skin Enterprises Inc.
	Class A	60,191	1,821
*	United Natural Foods Inc.	48,314	1,772
*	Dean Foods Co.	195,143	1,725
	Casey’s General Stores Inc.	40,417	1,718
*	Central European
	Distribution Corp.	72,127	1,652
	Ruddick Corp.	44,614	1,644
*	Hain Celestial Group Inc.	46,344	1,254
	Diamond Foods Inc.	23,347	1,242
	Lancaster Colony Corp.	21,078	1,206
*	Darling International Inc.	89,348	1,187
	Fresh Del Monte
	Produce Inc.	45,876	1,145
	Universal Corp.	25,660	1,044
	Andersons Inc.	25,643	932
	Sanderson Farms Inc.	23,732	929
	Vector Group Ltd.	49,794	862
*	Boston Beer Co. Inc. Class A	8,982	854
	J&J Snack Foods Corp.	16,088	776
	Tootsie Roll Industries Inc.	26,480	767
^	Cal-Maine Foods Inc.	22,681	716
*	Medifast Inc.	24,296	702
*	Chiquita Brands
	International Inc.	48,896	686
*	Pantry Inc.	33,815	672
	B&G Foods Inc. Class A	48,544	667
	Snyders-Lance Inc.	28,320	664
*	Elizabeth Arden Inc.	25,827	594
*	Prestige Brands Holdings Inc.	49,573	592
	Inter Parfums Inc.	31,173	588
*	Rite Aid Corp.	658,638	582
	WD-40 Co.	13,924	561
	Coca-Cola Bottling Co.
	Consolidated	9,380	521
	Nash Finch Co.	12,244	520
	Pricesmart Inc.	12,287	467
*	Central Garden and Pet Co.
	Class A	47,276	467
*	Winn-Dixie Stores Inc.	60,463	434
	Ingles Markets Inc. Class A	21,746	418
	Weis Markets Inc.	10,217	412
*	Central Garden and Pet Co.	41,205	405
*	Heckmann Corp.	74,391	374
	Alico Inc.	14,686	350
*	Alliance One
	International Inc.	82,063	348

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Pilgrim’s Pride Corp.	46,030	326
*,^	Zhongpin Inc.	14,466	295
*	Dole Food Co. Inc.	21,526	291
*	John B. Sanfilippo & Son Inc.	22,171	276
*,^	Feihe International Inc.	24,943	265
*	Smart Balance Inc.	60,880	264
*	Omega Protein Corp.	31,783	257
	Farmer Bros Co.	14,418	257
*	American Oriental
	Bioengineering Inc.	98,427	236
*	Susser Holdings Corp.	16,539	229
*,^	Star Scientific Inc.	116,487	227
	Spartan Stores Inc.	13,343	226
*	USANA Health Sciences Inc.	4,633	201
*	Harbinger Group Inc.	26,771	166
	National Beverage Corp.	11,383	150
*	Lifeway Foods Inc.	15,345	147
	Griffin Land & Nurseries Inc.	4,356	141
	Imperial Sugar Co.	10,290	138
*	Overhill Farms Inc.	22,256	129
	Oil-Dri Corp. of America	4,907	105
*	Revlon Inc. Class A	10,562	104
	MGP Ingredients Inc.	8,302	92
*	Mannatech Inc.	47,134	85
*	Reddy Ice Holdings Inc.	29,622	81
*	Parlux Fragrances Inc.	23,537	69
*	Inventure Foods Inc.	15,484	67
	Schiff Nutrition
	International Inc.	7,078	64
*	Physicians Formula
	Holdings Inc.	16,081	60
*	Jones Soda Co.	50,435	60
*	HQ Sustainable Maritime
	Industries Inc.	12,113	58
	Female Health Co.	8,917	51
*	China Marine Food
	Group Ltd.	9,000	48
*	Nutraceutical
	International Corp.	2,978	42
	Limoneira Co.	1,183	34
	Tasty Baking Co.	4,748	30
	Bridgford Foods Corp.	2,000	28
*	Seneca Foods Corp. Class A	857	23
*	China-Biotics Inc.	1,483	22
	Reliv International Inc.	10,512	20
	Calavo Growers Inc.	579	13
*	Orchids Paper Products Co.	926	11
	Village Super Market Inc.
	Class A	242	8
*	AgFeed Industries Inc.	260	1
*	China Sky One Medical Inc.	81	1
*	Crystal Rock Holdings Inc.	80	—
			1,384,881

			Market
			Value
		Shares	($000)
Energy (11.2%)
	Exxon Mobil Corp.	5,425,052	396,680
	Chevron Corp.	2,142,267	195,482
	Schlumberger Ltd.	1,455,875	121,566
	ConocoPhillips	1,501,461	102,249
	Occidental Petroleum Corp.	865,358	84,892
	Apache Corp.	407,054	48,533
	Anadarko Petroleum Corp.	527,330	40,161
	Halliburton Co.	972,096	39,691
	Devon Energy Corp.	440,336	34,571
	National Oilwell Varco Inc.	446,522	30,029
	Marathon Oil Corp.	756,120	27,999
	Baker Hughes Inc.	459,304	26,258
	Hess Corp.	325,212	24,892
	EOG Resources Inc.	270,110	24,691
	Peabody Energy Corp.	286,996	18,362
	Chesapeake Energy Corp.	697,233	18,065
*	Weatherford
	International Ltd.	789,564	18,002
	Spectra Energy Corp.	690,474	17,255
	Noble Energy Inc.	186,353	16,041
	Williams Cos. Inc.	622,967	15,400
	Murphy Oil Corp.	194,367	14,490
	Valero Energy Corp.	603,374	13,950
*	Southwestern Energy Co.	368,796	13,804
*	Cameron International Corp.	258,081	13,092
	Consol Energy Inc.	240,950	11,744
*	FMC Technologies Inc.	128,095	11,389
	Pioneer Natural
	Resources Co.	123,610	10,732
	El Paso Corp.	751,049	10,334
*	Newfield Exploration Co.	142,503	10,276
	Noble Corp.	273,083	9,768
*	Concho Resources Inc.	93,104	8,162
	Cimarex Energy Co.	89,722	7,943
*	Ultra Petroleum Corp.	162,638	7,769
*	Denbury Resources Inc.	404,408	7,720
*	Alpha Natural
	Resources Inc.	128,438	7,710
	Range Resources Corp.	170,716	7,679
*	Nabors Industries Ltd.	304,253	7,138
	QEP Resources Inc.	186,933	6,788
	EQT Corp.	151,237	6,781
*	Whiting Petroleum Corp.	54,413	6,377
*	Pride International Inc.	187,651	6,192
	Arch Coal Inc.	173,460	6,082
*	Petrohawk Energy Corp.	323,038	5,895
*	Kinder Morgan
	Management LLC	86,494	5,785
	Massey Energy Co.	103,588	5,557
	Helmerich & Payne Inc.	113,013	5,479
	Sunoco Inc.	128,716	5,189
*	McDermott
	International Inc.	247,324	5,117

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Diamond Offshore
	Drilling Inc.	74,100	4,955
*	Plains Exploration &
	Production Co.	149,684	4,811
*	Forest Oil Corp.	115,112	4,371
*	Rowan Cos. Inc.	122,079	4,262
*	Oceaneering
	International Inc.	57,685	4,247
	Core Laboratories NV	47,562	4,235
	Cabot Oil & Gas Corp.	111,365	4,215
	SM Energy Co.	67,552	3,981
	EXCO Resources Inc.	192,406	3,737
*	Atlas Energy Inc.	83,834	3,686
*	Dresser-Rand Group Inc.	86,299	3,675
	Patterson-UTI Energy Inc.	164,108	3,537
*	Oil States International Inc.	53,519	3,430
*	Brigham Exploration Co.	124,197	3,383
	Southern Union Co.	126,385	3,042
	Tidewater Inc.	54,765	2,949
*	Superior Energy
	Services Inc.	84,237	2,947
*	SandRidge Energy Inc.	391,025	2,862
*	Tesoro Corp.	153,060	2,838
*	Dril-Quip Inc.	34,000	2,642
	World Fuel Services Corp.	69,022	2,496
*	Atwood Oceanics Inc.	62,237	2,326
	Holly Corp.	57,004	2,324
	Berry Petroleum Co. Class A	52,086	2,276
*	Gran Tierra Energy Inc.	272,484	2,193
	CARBO Ceramics Inc.	21,154	2,190
	SEACOR Holdings Inc.	21,495	2,173
*	Continental Resources Inc.	36,382	2,141
*	Rosetta Resources Inc.	56,404	2,123
	Frontier Oil Corp.	113,479	2,044
*	Unit Corp.	43,605	2,027
	Lufkin Industries Inc.	32,082	2,002
*	Complete Production
	Services Inc.	66,563	1,967
*	Quicksilver Resources Inc.	128,037	1,887
*	Energy XXI Bermuda Ltd.	64,919	1,796
*	Swift Energy Co.	44,832	1,755
*	Key Energy Services Inc.	134,734	1,749
*	Bristow Group Inc.	36,816	1,743
*	Bill Barrett Corp.	42,022	1,728
*	Patriot Coal Corp.	82,940	1,607
*	Northern Oil and Gas Inc.	58,331	1,587
*	Exterran Holdings Inc.	64,529	1,545
*	McMoRan Exploration Co.	86,749	1,487
*	Oasis Petroleum Inc.	54,623	1,481
*	International Coal Group Inc.	187,752	1,453
*	Cloud Peak Energy Inc.	61,022	1,418
*	Carrizo Oil & Gas Inc.	39,573	1,365
*	Helix Energy Solutions
	Group Inc.	108,604	1,318
*	Comstock Resources Inc.	50,669	1,244

			Market
			Value
		Shares	($000)
*	ION Geophysical Corp.	144,112	1,222
*	Cobalt International
	Energy Inc.	96,382	1,177
*	Kodiak Oil & Gas Corp.	177,868	1,174
*	Tetra Technologies Inc.	95,302	1,131
	Overseas Shipholding
	Group Inc.	31,309	1,109
	Penn Virginia Corp.	65,491	1,102
*,^	ATP Oil & Gas Corp.	65,595	1,098
*	Global Industries Ltd.	154,755	1,072
*	Enbridge Energy
	Management LLC	16,531	1,056
*	James River Coal Co.	41,031	1,039
*	Clayton Williams Energy Inc.	12,208	1,025
*	Approach Resources Inc.	40,027	925
*	Stone Energy Corp.	41,072	915
*	Clean Energy Fuels Corp.	63,780	883
	Contango Oil & Gas Co.	14,121	818
*	Basic Energy Services Inc.	45,377	748
*	Cal Dive International Inc.	126,907	720
*	Petroleum
	Development Corp.	16,678	704
*	Vaalco Energy Inc.	97,805	700
*	CVR Energy Inc.	44,610	677
*	Abraxas Petroleum Corp.	147,486	674
*	Harvest Natural
	Resources Inc.	55,304	673
*	USEC Inc.	110,834	667
*	Gulfmark Offshore Inc.	21,178	644
	W&T Offshore Inc.	35,424	633
*	Newpark Resources Inc.	102,377	631
	RPC Inc.	34,435	624
*	Allis-Chalmers Energy Inc.	87,712	622
*	Pioneer Drilling Co.	69,214	610
	General Maritime Corp.	184,620	600
	Gulf Island Fabrication Inc.	20,136	567
*	Parker Drilling Co.	123,807	566
*	BPZ Resources Inc.	117,858	561
*,^	L&L Energy Inc.	51,466	556
*	Hercules Offshore Inc.	158,480	548
*	Western Refining Inc.	51,135	541
*	Hornbeck Offshore
	Services Inc.	24,568	513
*	Matrix Service Co.	40,718	496
*	Goodrich Petroleum Corp.	27,255	481
*	Bronco Drilling Co. Inc.	59,619	477
*	Gulfport Energy Corp.	21,650	469
	Crosstex Energy Inc.	50,376	446
*	FX Energy Inc.	68,141	419
*	Callon Petroleum Co.	70,214	416
*	Venoco Inc.	21,854	403
*	Hyperdynamics Corp.	81,118	402
	Delek US Holdings Inc.	54,224	395
*	Dawson Geophysical Co.	12,179	389
*	T-3 Energy Services Inc.	9,652	384

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Endeavour
	International Corp.	25,807	356
*,^	GMX Resources Inc.	60,672	335
*	Resolute Energy Corp.	22,605	334
*	Petroquest Energy Inc.	44,148	332
*	OYO Geospace Corp.	3,275	325
	Alon USA Energy Inc.	52,754	315
*	Natural Gas Services
	Group Inc.	16,485	312
*	Energy Partners Ltd.	19,753	294
*	Willbros Group Inc.	29,763	292
*	Toreador Resources Corp.	18,622	289
*	Oilsands Quest Inc.	674,186	283
*	Delta Petroleum Corp.	336,316	256
*	Tesco Corp.	15,004	238
*	Rex Energy Corp.	16,544	226
*	Bolt Technology Corp.	15,395	203
*	Cheniere Energy Inc.	31,872	176
*	Warren Resources Inc.	37,647	170
*	CREDO Petroleum Corp.	19,272	156
*	Geokinetics Inc.	15,585	145
*	PHI Inc.	7,055	133
*	Magnum Hunter
	Resources Corp.	17,802	128
*	Gastar Exploration Ltd.	28,318	122
*	Westmoreland Coal Co.	9,078	108
*	CAMAC Energy Inc.	52,382	104
*	Double Eagle Petroleum Co.	21,047	103
*	ENGlobal Corp.	26,662	99
*	Seahawk Drilling Inc.	10,864	97
	Adams Resources &
	Energy Inc.	4,016	97
*	Uranium Energy Corp.	14,828	90
*	Union Drilling Inc.	12,160	89
*	Mitcham Industries Inc.	7,173	83
*	Rentech Inc.	58,126	71
*	REX American
	Resources Corp.	4,267	66
*	Vantage Drilling Co.	31,079	63
*	HKN Inc.	16,394	57
*	Syntroleum Corp.	28,793	53
	Panhandle Oil and Gas Inc.
	Class A	1,562	43
*	Green Plains Renewable
	Energy Inc.	3,716	42
*	Gasco Energy Inc.	117,639	41
*	Evolution Petroleum Corp.	5,751	38
*	Georesources Inc.	1,488	33
*	Uranium Resources Inc.	8,178	28
*	Evergreen Energy Inc.	40,683	26
	Houston American
	Energy Corp.	1,127	20
*,^	Pacific Ethanol Inc.	27,374	20
*	China Integrated Energy Inc.	2,388	18
*,^	Sulphco Inc.	97,690	17

			Market
			Value
		Shares	($000)
*	GeoGlobal Resources Inc.	19,882	16
*	Contango ORE Inc.	1,402	15
*	Cano Petroleum Inc.	26,585	10
*	Verenium Corp.	2,972	10
*	RAM Energy Resources Inc.	4,137	8
*	Barnwell Industries Inc.	2,036	7
*	TGC Industries Inc.	408	2
*	Uranerz Energy Corp.	381	2
*	Global Geophysical
	Services Inc.	133	1
*	China North East Petroleum
	Holdings Ltd.	134	1
*	Isramco Inc.	8	1
*	BMB Munai Inc.	326	—
*	Cubic Energy Inc.	223	—
*	PrimeEnergy Corp.	10	—
*	GeoMet Inc.	161	—
*	NGAS Resources Inc.	304	—
*	Tri-Valley Corp.	249	—
*	GreenHunter Energy Inc.	41	—
			1,708,712
Financials (16.2%)
	JPMorgan Chase & Co.	4,224,746	179,214
	Wells Fargo & Co.	5,297,153	164,159
*	Citigroup Inc.	30,951,377	146,400
	Bank of America Corp.	10,686,400	142,557
	Goldman Sachs
	Group Inc.	521,980	87,776
*	Berkshire Hathaway Inc.
	Class B	847,147	67,865
	US Bancorp	2,042,664	55,091
	American Express Co.	1,153,766	49,520
	MetLife Inc.	996,924	44,303
	Bank of New York
	Mellon Corp.	1,293,561	39,066
	Morgan Stanley	1,339,591	36,450
	PNC Financial Services
	Group Inc.	559,837	33,993
	Simon Property Group Inc.	311,983	31,039
	Prudential Financial Inc.	495,517	29,092
	Aflac Inc.	501,668	28,309
	Travelers Cos. Inc.	500,761	27,897
	State Street Corp.	534,723	24,779
	CME Group Inc.	71,614	23,042
	ACE Ltd.	361,068	22,476
	Capital One Financial Corp.	486,737	20,716
	Chubb Corp.	335,142	19,988
	BB&T Corp.	738,398	19,412
	Franklin Resources Inc.	168,140	18,699
	Charles Schwab Corp.	1,081,294	18,501
	BlackRock Inc.	93,914	17,898
	T Rowe Price Group Inc.	273,171	17,630
	Allstate Corp.	544,899	17,371
	Marsh & McLennan
	Cos. Inc.	578,454	15,815

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	SunTrust Banks Inc.	532,965	15,728
	Equity Residential	302,005	15,689
	Public Storage	154,085	15,627
	Ameriprise Financial Inc.	267,503	15,395
	Vornado Realty Trust	174,883	14,573
	AON Corp.	315,823	14,531
	HCP Inc.	388,812	14,304
	Loews Corp.	356,649	13,877
	Progressive Corp.	675,870	13,430
	Northern Trust Corp.	232,193	12,866
	Boston Properties Inc.	148,597	12,794
	Host Hotels & Resorts Inc.	706,519	12,626
	Fifth Third Bancorp	848,729	12,459
	Hartford Financial Services
	Group Inc.	449,988	11,920
	Invesco Ltd.	492,687	11,854
	Annaly Capital
	Management Inc.	660,925	11,844
	Principal Financial
	Group Inc.	341,756	11,128
	Weyerhaeuser Co.	571,426	10,817
	Discover Financial Services	580,331	10,754
	AvalonBay
	Communities Inc.	90,863	10,227
*	CIT Group Inc.	202,676	9,546
	Lincoln National Corp.	337,508	9,386
	Regions Financial Corp.	1,337,957	9,366
	Ventas Inc.	167,334	8,782
	ProLogis	593,503	8,570
	Unum Group	348,339	8,437
	NYSE Euronext	278,142	8,339
	New York Community
	Bancorp Inc.	440,992	8,313
	KeyCorp	938,212	8,303
*	Intercontinental-
	Exchange Inc.	67,079	7,992
	XL Group plc Class A	364,696	7,958
	Comerica Inc.	187,989	7,941
	Kimco Realty Corp.	432,738	7,807
	M&T Bank Corp.	89,010	7,748
*	American International
	Group Inc.	129,734	7,475
	Health Care REIT Inc.	154,781	7,374
	General Growth
	Properties Inc.	451,158	6,984
*	Genworth Financial Inc.
	Class A	522,103	6,860
	Macerich Co.	138,926	6,581
*	SLM Corp.	517,276	6,513
	Plum Creek Timber Co. Inc.	172,564	6,463
	Hudson City Bancorp Inc.	504,862	6,432
	Huntington Bancshares Inc.	921,408	6,330
*	CB Richard Ellis Group Inc.
	Class A	309,049	6,329
	Willis Group Holdings plc	181,715	6,293

			Market
			Value
		Shares	($000)
	PartnerRe Ltd.	76,709	6,164
	Leucadia National Corp.	207,768	6,063
	Legg Mason Inc.	165,210	5,992
	AMB Property Corp.	179,453	5,690
	Moody’s Corp.	212,734	5,646
	SL Green Realty Corp.	83,487	5,636
	People’s United
	Financial Inc.	395,251	5,537
*	Affiliated Managers
	Group Inc.	54,684	5,426
	Cincinnati Financial Corp.	164,547	5,215
*	Berkshire Hathaway Inc.
	Class A	43	5,179
	Torchmark Corp.	86,443	5,164
	Federal Realty
	Investment Trust	65,608	5,113
	Everest Re Group Ltd.	59,904	5,081
	Nationwide Health
	Properties Inc.	132,149	4,808
	Digital Realty Trust Inc.	93,235	4,805
*	MSCI Inc. Class A	120,615	4,699
	TD Ameritrade
	Holding Corp.	245,414	4,660
*	Arch Capital Group Ltd.	52,897	4,658
	UDR Inc.	191,673	4,508
	Rayonier Inc.	85,723	4,502
	Zions Bancorporation	185,241	4,488
	Chimera Investment Corp.	1,076,840	4,426
	Assurant Inc.	113,593	4,376
	Axis Capital Holdings Ltd.	121,423	4,357
	Realty Income Corp.	124,871	4,271
	Alexandria Real Estate
	Equities Inc.	57,819	4,236
	Reinsurance Group of
	America Inc. Class A	77,905	4,184
	WR Berkley Corp.	142,473	3,901
	Liberty Property Trust	121,725	3,885
	Camden Property Trust	71,667	3,869
	Eaton Vance Corp.	126,394	3,821
	Jones Lang LaSalle Inc.	45,427	3,812
*	E*Trade Financial Corp.	234,933	3,759
*	Markel Corp.	9,881	3,736
	RenaissanceRe
	Holdings Ltd.	58,637	3,735
	Essex Property Trust Inc.	32,452	3,707
	Regency Centers Corp.	87,583	3,700
	Marshall & Ilsley Corp.	533,594	3,692
	Old Republic
	International Corp.	261,689	3,567
	Cullen/Frost Bankers Inc.	58,182	3,556
	Ares Capital Corp.	215,645	3,554
	HCC Insurance
	Holdings Inc.	122,609	3,548
	Transatlantic Holdings Inc.	67,843	3,502

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Raymond James
	Financial Inc.	105,833	3,461
*	Popular Inc.	1,092,938	3,432
	Duke Realty Corp.	269,480	3,358
	SEI Investments Co.	140,999	3,354
*	NASDAQ OMX Group Inc.	140,619	3,334
	Senior Housing
	Properties Trust	149,879	3,288
	Arthur J Gallagher & Co.	112,649	3,276
*	First Horizon National Corp.	277,919	3,274
	Apartment Investment &
	Management Co.	124,660	3,221
	Waddell & Reed
	Financial Inc. Class A	91,040	3,213
	Developers Diversified
	Realty Corp.	226,541	3,192
	Jefferies Group Inc.	118,916	3,167
	Commerce Bancshares Inc.	79,525	3,160
	Fidelity National
	Financial Inc. Class A	230,882	3,158
	First Niagara Financial
	Group Inc.	222,703	3,113
	Brown & Brown Inc.	129,220	3,094
	City National Corp.	50,000	3,068
	Hospitality Properties Trust	131,894	3,039
	BRE Properties Inc.	68,683	2,988
	Assured Guaranty Ltd.	167,118	2,958
	Taubman Centers Inc.	58,287	2,942
	East West Bancorp Inc.	149,820	2,929
	Weingarten Realty Investors 121,919		2,897
	Mack-Cali Realty Corp.	85,150	2,815
*	American Capital Ltd.	364,503	2,756
	White Mountains
	Insurance Group Ltd.	8,144	2,733
	Associated Banc-Corp	176,353	2,672
	Allied World Assurance Co.
	Holdings Ltd.	44,390	2,639
	American Financial
	Group Inc.	81,172	2,621
	Federated Investors Inc.
	Class B	99,130	2,594
	BioMed Realty Trust Inc.	137,194	2,559
	Janus Capital Group Inc.	195,972	2,542
	Corporate Office
	Properties Trust	70,828	2,475
	CBL & Associates
	Properties Inc.	140,853	2,465
	MFA Financial Inc.	301,760	2,462
	Protective Life Corp.	91,891	2,448
	Bank of Hawaii Corp.	51,741	2,443
	Highwoods Properties Inc.	76,510	2,437
*	SVB Financial Group	45,108	2,393
	National Retail
	Properties Inc.	89,642	2,376
	Valley National Bancorp	164,178	2,348

			Market
			Value
		Shares	($000)
	Aspen Insurance
	Holdings Ltd.	81,855	2,343
	FirstMerit Corp.	117,060	2,317
	Apollo Investment Corp.	208,212	2,305
	Endurance Specialty
	Holdings Ltd.	49,993	2,303
	Entertainment
	Properties Trust	49,657	2,297
	Omega Healthcare
	Investors Inc.	101,877	2,286
	StanCorp Financial
	Group Inc.	49,963	2,255
	Hanover Insurance
	Group Inc.	48,247	2,254
	Mid-America Apartment
	Communities Inc.	35,252	2,238
	Home Properties Inc.	40,296	2,236
	Tanger Factory
	Outlet Centers	43,540	2,229
	American Campus
	Communities Inc.	69,761	2,216
	Alterra Capital Holdings Ltd.	101,846	2,204
	Fulton Financial Corp.	213,027	2,203
	Greenhill & Co. Inc.	26,866	2,194
*	Forest City Enterprises Inc.
	Class A	131,022	2,187
*,^	St. Joe Co.	99,763	2,180
*	Signature Bank	43,540	2,177
	Erie Indemnity Co. Class A	32,521	2,129
	Synovus Financial Corp.	801,593	2,116
*	Stifel Financial Corp.	33,855	2,100
	Washington Real Estate
	Investment Trust	67,144	2,081
*	MBIA Inc.	171,764	2,059
	Kilroy Realty Corp.	56,049	2,044
	Washington Federal Inc.	120,761	2,043
	TCF Financial Corp.	137,391	2,035
*	Alleghany Corp.	6,610	2,025
	Piedmont Office Realty
	Trust Inc. Class A	100,176	2,018
	Validus Holdings Ltd.	65,533	2,006
	DiamondRock
	Hospitality Co.	166,336	1,996
	Platinum Underwriters
	Holdings Ltd.	44,043	1,981
	CommonWealth REIT	77,628	1,980
	LaSalle Hotel Properties	74,920	1,978
	American Capital
	Agency Corp.	68,679	1,974
*	MGIC Investment Corp.	193,593	1,973
	CapitalSource Inc.	276,842	1,966
	Douglas Emmett Inc.	118,198	1,962
*	ProAssurance Corp.	32,334	1,959
	Post Properties Inc.	52,549	1,908
	Prosperity Bancshares Inc.	47,561	1,868

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Capitol Federal
	Financial Inc.	155,014	1,846
	Equity Lifestyle
	Properties Inc.	31,448	1,759
	Westamerica Bancorporation	31,508	1,748
*	CNO Financial Group Inc.	256,167	1,737
	Iberiabank Corp.	29,036	1,717
	Brandywine Realty Trust	141,468	1,648
	Trustmark Corp.	65,272	1,621
	Starwood Property Trust Inc.	74,039	1,590
	Whitney Holding Corp.	110,878	1,569
	Webster Financial Corp.	79,573	1,568
	BOK Financial Corp.	29,136	1,556
	Extra Space Storage Inc.	89,048	1,549
	First American
	Financial Corp.	101,404	1,515
	NewAlliance
	Bancshares Inc.	101,082	1,514
	Montpelier Re Holdings Ltd.	75,400	1,503
	Umpqua Holdings Corp.	123,186	1,500
	Delphi Financial Group Inc.	52,020	1,500
	Hatteras Financial Corp.	48,530	1,469
	Healthcare Realty Trust Inc.	68,695	1,454
	UMB Financial Corp.	34,735	1,439
	Northwest Bancshares Inc.	119,168	1,401
	Potlatch Corp.	42,986	1,399
*	PHH Corp.	59,512	1,378
*	Portfolio Recovery
	Associates Inc.	18,235	1,371
	DuPont Fabros
	Technology Inc.	64,053	1,362
	Susquehanna
	Bancshares Inc.	140,306	1,358
	Cathay General Bancorp	80,707	1,348
*	Knight Capital Group Inc.
	Class A	96,662	1,333
	Astoria Financial Corp.	95,251	1,325
	Colonial Properties Trust	73,272	1,323
	Unitrin Inc.	53,689	1,318
	Community Bank
	System Inc.	47,344	1,315
*	Sunstone Hotel
	Investors Inc.	126,167	1,303
	BancorpSouth Inc.	81,427	1,299
^	United Bankshares Inc.	44,405	1,297
	Medical Properties Trust Inc.	119,579	1,295
*	Ezcorp Inc. Class A	47,042	1,276
*	MF Global Holdings Ltd.	152,103	1,272
	Mercury General Corp.	29,451	1,267
	Argo Group International
	Holdings Ltd.	33,344	1,249
	Alexander’s Inc.	3,018	1,244
	EastGroup Properties Inc.	29,139	1,233
	Wintrust Financial Corp.	37,238	1,230
	Symetra Financial Corp.	89,588	1,227

			Market
			Value
		Shares	($000)
	FNB Corp.	123,987	1,218
	National Health
	Investors Inc.	27,030	1,217
	DCT Industrial Trust Inc.	228,662	1,214
	Redwood Trust Inc.	80,250	1,198
	Columbia Banking
	System Inc.	56,492	1,190
	International
	Bancshares Corp.	59,091	1,184
	PS Business Parks Inc.	21,189	1,181
	NBT Bancorp Inc.	48,883	1,181
	Glacier Bancorp Inc.	77,726	1,174
	Radian Group Inc.	144,118	1,163
	First Financial Bancorp	62,918	1,163
	Cash America
	International Inc.	31,457	1,162
	Invesco Mortgage
	Capital Inc.	52,761	1,152
	National Penn
	Bancshares Inc.	143,397	1,151
	Tower Group Inc.	44,714	1,144
	Lexington Realty Trust	141,442	1,124
	Franklin Street
	Properties Corp.	78,611	1,120
	First Financial
	Bankshares Inc.	21,765	1,114
*	World Acceptance Corp.	21,014	1,110
	Hancock Holding Co.	31,750	1,107
	CVB Financial Corp.	126,923	1,100
	Equity One Inc.	59,994	1,091
	Sovran Self Storage Inc.	29,353	1,081
	Old National Bancorp	90,812	1,080
	American Equity Investment
	Life Holding Co.	84,932	1,066
	First Citizens BancShares Inc.
	Class A	5,550	1,049
	First Commonwealth
	Financial Corp.	146,952	1,040
*	Strategic Hotels &
	Resorts Inc.	195,269	1,033
	Acadia Realty Trust	56,017	1,022
	Sterling Bancshares Inc.	144,650	1,015
*	Dollar Financial Corp.	35,388	1,013
	Brookline Bancorp Inc.	93,167	1,011
	KBW Inc.	36,116	1,008
	Cousins Properties Inc.	120,117	1,002
	Selective Insurance
	Group Inc.	54,788	994
	BlackRock Kelso
	Capital Corp.	88,986	984
	Hersha Hospitality Trust
	Class A	148,257	979
	Park National Corp.	13,393	973
	Capstead Mortgage Corp.	76,346	961
	MB Financial Inc.	54,934	951

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	RLI Corp.	17,908	941
	First Midwest Bancorp Inc.	81,172	935
	Evercore Partners Inc.
	Class A	27,414	932
	Provident Financial
	Services Inc.	61,300	927
	Saul Centers Inc.	19,565	926
	PacWest Bancorp	42,968	919
	PrivateBancorp Inc. Class A	63,735	917
	TFS Financial Corp.	101,425	915
*	iStar Financial Inc.	116,884	914
	optionsXpress Holdings Inc.	58,072	910
	City Holding Co.	25,091	909
	Bank of the Ozarks Inc.	20,909	906
*	Internet Capital Group Inc.	62,294	886
*	Ocwen Financial Corp.	91,836	876
	Anworth Mortgage
	Asset Corp.	122,914	860
*	First Cash Financial
	Services Inc.	27,742	860
	Employers Holdings Inc.	48,933	855
	Infinity Property &
	Casualty Corp.	13,840	855
	Independent Bank Corp.	31,074	841
*	Texas Capital
	Bancshares Inc.	39,254	835
	First Potomac Realty Trust	49,077	825
	Chemical Financial Corp.	36,293	804
	Associated Estates
	Realty Corp.	51,844	793
	BGC Partners Inc. Class A	95,363	792
	Glimcher Realty Trust	94,223	791
*	Investment Technology
	Group Inc.	47,465	777
*	Investors Bancorp Inc.	58,598	769
	American National
	Insurance Co.	8,977	769
*	Navigators Group Inc.	15,257	768
	Home Bancshares Inc.	34,609	762
	FBL Financial Group Inc.
	Class A	26,170	750
	Dime Community
	Bancshares Inc.	51,424	750
	Interactive Brokers
	Group Inc.	41,757	744
*	Ashford Hospitality
	Trust Inc.	76,153	735
	Danvers Bancorp Inc.	40,998	724
*	Piper Jaffray Cos.	20,662	723
	Oriental Financial Group Inc.	57,040	712
	Duff & Phelps Corp. Class A	42,078	709
	Provident New York Bancorp	67,613	709
	Prospect Capital Corp.	65,095	703
	Hudson Valley Holding Corp.	28,115	696

			Market
			Value
		Shares	($000)
	Horace Mann
	Educators Corp.	38,485	694
	Cohen & Steers Inc.	26,365	688
*	Altisource Portfolio
	Solutions SA	23,738	682
	Boston Private Financial
	Holdings Inc.	103,393	677
*	Encore Capital Group Inc.	28,564	670
	Berkshire Hills Bancorp Inc.	30,269	669
	Community Trust
	Bancorp Inc.	23,010	666
	Cardinal Financial Corp.	56,785	660
	Cedar Shopping Centers Inc.	104,979	660
*	AMERISAFE Inc.	37,346	654
	Pennsylvania Real Estate
	Investment Trust	44,956	653
	Safety Insurance Group Inc.	13,538	644
*	Kindred Healthcare Inc.	35,018	643
*	PMI Group Inc.	193,979	640
	Amtrust Financial
	Services Inc.	36,148	633
	Flushing Financial Corp.	45,050	631
	Arrow Financial Corp.	22,636	623
	Trustco Bank Corp. NY	97,815	620
	Calamos Asset
	Management Inc. Class A	44,247	619
	Capital Southwest Corp.	5,926	615
	Bancfirst Corp.	14,864	612
	Government Properties
	Income Trust	22,556	604
	Getty Realty Corp.	19,103	598
*	Pico Holdings Inc.	18,514	589
*	Greenlight Capital Re Ltd.
	Class A	21,846	586
	Fifth Street Finance Corp.	48,185	585
	Camden National Corp.	16,133	585
	U-Store-It Trust	60,164	573
	Inland Real Estate Corp.	64,073	564
*	Credit Acceptance Corp.	8,971	563
*	First Industrial Realty
	Trust Inc.	63,460	556
	S&T Bancorp Inc.	24,020	543
*	Ameris Bancorp	51,479	543
	Nelnet Inc. Class A	22,746	539
*	FPIC Insurance Group Inc.	14,491	536
	Solar Capital Ltd.	21,574	535
	Agree Realty Corp.	20,388	534
	Pebblebrook Hotel Trust	26,128	531
	Flagstone Reinsurance
	Holdings SA	42,088	530
*	International Assets
	Holding Corp.	22,444	530
*	Forestar Group Inc.	27,412	529
	MCG Capital Corp.	75,902	529
	Investors Real Estate Trust	57,482	516

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Cypress Sharpridge
	Investments Inc.	39,417	509
	Gladstone Capital Corp.	44,033	507
*	Global Indemnity plc	24,753	506
	Abington Bancorp Inc.	42,304	505
*	Pinnacle Financial
	Partners Inc.	37,090	504
	Simmons First National Corp.
	Class A	17,629	502
*	Hilltop Holdings Inc.	50,600	502
	GAMCO Investors Inc.	10,412	500
	Harleysville Group Inc.	13,478	495
	Northfield Bancorp Inc.	37,008	493
	MarketAxess Holdings Inc.	22,934	477
	Southside Bancshares Inc.	22,646	477
*	Citizens Republic
	Bancorp Inc.	767,833	472
	Advance America Cash
	Advance Centers Inc.	83,130	469
	WesBanco Inc.	24,622	467
*	FelCor Lodging Trust Inc.	65,329	460
	Federal Agricultural
	Mortgage Corp.	28,107	459
	BankFinancial Corp.	46,960	458
*	Beneficial Mutual
	Bancorp Inc.	51,731	457
*	Citizens Inc.	60,382	450
	Primerica Inc.	18,353	445
*	Avatar Holdings Inc.	22,446	445
	First Busey Corp.	93,813	441
	Hercules Technology
	Growth Capital Inc.	42,520	441
	Compass
	Diversified Holdings	24,732	438
	Great Southern Bancorp Inc.	18,410	434
*	Arbor Realty Trust Inc.	72,647	433
	Bank of Marin Bancorp	12,360	433
	Lakeland Financial Corp.	20,116	432
	LTC Properties Inc.	15,359	431
*	Newcastle Investment Corp.	64,037	429
*	Enstar Group Ltd.	5,051	427
	Renasant Corp.	25,177	426
	Oritani Financial Corp.	34,590	423
*	Phoenix Cos. Inc.	165,792	421
	Republic Bancorp Inc.
	Class A	17,608	418
*	National Financial
	Partners Corp.	30,911	414
	Artio Global Investors Inc.
	Class A	27,696	409
	Meadowbrook Insurance
	Group Inc.	39,838	408
	United Fire & Casualty Co.	18,162	405
	Wilmington Trust Corp.	93,223	405
	Ames National Corp.	18,662	404

			Market
			Value
		Shares	($000)
	Education Realty Trust Inc.	51,764	402
	SCBT Financial Corp.	12,088	396
	Presidential Life Corp.	38,884	386
	ViewPoint Financial Group	32,612	381
	Capital City Bank Group Inc.	29,455	371
*	BRT Realty Trust	51,224	368
	CompuCredit Holdings Corp.	52,073	363
	Alliance Financial Corp.	11,158	361
	Bank Mutual Corp.	74,965	358
	GFI Group Inc.	76,146	357
	CoBiz Financial Inc.	58,069	353
*	Gleacher & Co. Inc.	148,464	352
	Baldwin & Lyons Inc.	14,938	352
	Centerstate Banks Inc.	44,258	351
	Arlington Asset
	Investment Corp. Class A	14,603	350
*	Cowen Group Inc. Class A	74,325	346
	Sun Communities Inc.	10,231	341
	First Merchants Corp.	38,367	340
	Walter Investment
	Management Corp.	18,921	339
	Cogdell Spencer Inc.	57,059	331
	Bryn Mawr Bank Corp.	18,343	320
*	LaBranche & Co. Inc.	86,690	312
*	FBR Capital Markets Corp.	81,335	311
*	LPL Investment Holdings Inc.	8,519	310
	Donegal Group Inc. Class A	21,253	308
	Lakeland Bancorp Inc.	27,993	307
	Bancorp Rhode Island Inc.	10,537	307
*	Center Financial Corp.	39,615	300
	Colony Financial Inc.	14,895	298
	Sabra Healthcare REIT Inc.	16,003	294
*	Marlin Business
	Services Corp.	22,605	286
	Maiden Holdings Ltd.	36,089	284
*	eHealth Inc.	19,983	284
*	Western Alliance Bancorp	38,359	282
	National Western
	Life Insurance Co. Class A	1,687	281
*	CNA Surety Corp.	11,800	279
	Heartland Financial USA Inc.	15,930	278
	Gladstone Investment Corp.	36,260	277
*	Safeguard Scientifics Inc.	15,984	273
*	Financial Engines Inc.	13,698	272
*	Nara Bancorp Inc.	27,295	268
	First Financial Holdings Inc.	23,267	268
	CBOE Holdings Inc.	11,259	257
	Sanders Morris Harris
	Group Inc.	34,753	252
	American National
	Bankshares Inc.	10,688	252
	SY Bancorp Inc.	10,072	247
	Parkway Properties Inc.	14,010	245
	1st Source Corp.	11,781	238
	Banner Corp.	100,898	234

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	NorthStar Realty
	Finance Corp.	49,140	233
	StellarOne Corp.	15,422	224
	Dynex Capital Inc.	20,413	223
	EMC Insurance Group Inc.	9,778	221
^	Life Partners Holdings Inc.	11,429	219
*	Flagstar Bancorp Inc.	133,173	217
*	Meridian Interstate
	Bancorp Inc.	18,299	216
	First of Long Island Corp.	7,411	214
*	Ladenburg Thalmann
	Financial Services Inc.	179,035	209
*	TradeStation Group Inc.	30,847	208
	Sierra Bancorp	19,154	206
	Universal Health Realty
	Income Trust	5,609	205
*	Asset Acceptance
	Capital Corp.	34,180	203
	Consolidated-Tomoka
	Land Co.	7,007	203
*,^	BankAtlantic Bancorp Inc.
	Class A	172,716	199
*	Tejon Ranch Co.	7,130	196
	First Community
	Bancshares Inc.	13,063	195
	Stewart Information
	Services Corp.	16,924	195
	First Financial Corp.	5,546	195
	ESSA Bancorp Inc.	14,591	193
	MVC Capital Inc.	13,096	191
	First Bancorp	12,435	190
	First Mercury Financial Corp.	11,585	190
	Ramco-Gershenson
	Properties Trust	15,186	189
*,^	Capital Trust Inc. Class A	121,153	188
^	TowneBank	11,815	188
	Westfield Financial Inc.	20,216	187
	US Global Investors Inc.
	Class A	22,825	186
*	Virtus Investment
	Partners Inc.	4,060	184
	OneBeacon Insurance
	Group Ltd. Class A	12,126	184
	Medallion Financial Corp.	22,197	182
	Sandy Spring Bancorp Inc.	9,842	181
	PennantPark
	Investment Corp.	14,678	180
*	RAIT Financial Trust	81,174	178
	Retail Opportunity
	Investments Corp.	17,910	178
	Enterprise Financial
	Services Corp.	16,922	177
	Cohen & Co. Inc.	39,382	171
*	American Safety Insurance
	Holdings Ltd.	7,761	166

			Market
			Value
		Shares	($000)
	Urstadt Biddle Properties Inc.
	Class A	8,352	162
	Tompkins Financial Corp.	4,115	161
	Washington Trust
	Bancorp Inc.	7,328	160
*	First Marblehead Corp.	73,599	160
	Trico Bancshares	9,667	156
	Resource America Inc.
	Class A	22,622	155
	Asta Funding Inc.	17,759	144
	State Auto Financial Corp.	8,247	144
	Bar Harbor Bankshares	4,784	140
*	AmeriServ Financial Inc.	87,946	139
	Resource Capital Corp.	18,641	138
	Center Bancorp Inc.	16,612	135
	CapLease Inc.	23,004	134
*	Gramercy Capital Corp.	57,610	133
*	United Community
	Banks Inc.	67,934	132
	Bridge Bancorp Inc.	5,352	132
*	NewStar Financial Inc.	12,337	130
	WSFS Financial Corp.	2,747	130
	Financial Institutions Inc.	6,824	129
*	HFF Inc. Class A	13,295	128
	German American
	Bancorp Inc.	6,894	127
	Apollo Commercial Real
	Estate Finance Inc.	7,523	123
	Kite Realty Group Trust	22,297	121
*	American
	Independence Corp.	24,191	117
*	MPG Office Trust Inc.	41,926	115
	Merchants Bancshares Inc.	4,158	115
	Suffolk Bancorp	4,640	115
	SWS Group Inc.	22,584	114
	OceanFirst Financial Corp.	8,736	112
*	Eagle Bancorp Inc.	7,686	111
	Century Bancorp Inc. Class A	4,130	111
	Two Harbors
	Investment Corp.	10,493	103
	CFS Bancorp Inc.	19,042	100
	Univest Corp. of Pennsylvania	5,060	97
*	Crawford & Co. Class B	28,432	97
	SeaBright Holdings Inc.	10,396	96
*	Guaranty Bancorp	65,951	93
	Union First Market
	Bankshares Corp.	6,274	93
*	Hanmi Financial Corp.	79,675	92
*	First Defiance Financial Corp.	7,666	91
	Student Loan Corp.	2,739	89
	Kohlberg Capital Corp.	12,042	84
*	Doral Financial Corp.	60,243	83
*,^	Central Pacific Financial Corp.	53,711	82
	Comm Bancorp Inc.	1,779	78
	Investors Title Co.	2,518	78

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Sterling Bancorp	7,360	77
	Chesapeake Lodging Trust	3,928	74
	MainSource Financial
	Group Inc.	6,829	71
	TICC Capital Corp.	6,231	70
	Winthrop Realty Trust	5,302	68
*	Metro Bancorp Inc.	6,058	67
*	BancTrust Financial
	Group Inc.	24,527	66
	Oppenheimer Holdings Inc.
	Class A	2,480	65
*	Cape Bancorp Inc.	7,639	65
*	Primus Guaranty Ltd.	12,484	63
*	Bridge Capital Holdings	7,249	63
	Pennymac Mortgage
	Investment Trust	3,425	62
	ESB Financial Corp.	3,625	59
	One Liberty Properties Inc.	3,525	59
	CreXus Investment Corp.	4,489	59
*,^	Anchor Bancorp
	Wisconsin Inc.	48,951	59
	Kaiser Federal Financial
	Group Inc.	5,065	59
	Mission West
	Properties Inc.	8,714	58
*	First BanCorp	125,733	58
	Monmouth Real Estate
	Investment Corp. Class A	6,635	56
	Southwest Bancorp Inc.	4,391	54
*	First Acceptance Corp.	28,977	52
	Peoples Bancorp Inc.	3,136	49
*	Firstcity Financial Corp.	6,068	49
*	Penson Worldwide Inc.	9,875	48
	Citizens & Northern Corp.	3,193	47
	VIST Financial Corp.	6,454	46
*	Cadence Financial Corp.	18,379	45
*	Affirmative Insurance
	Holdings Inc.	16,500	44
	Ameriana Bancorp	11,164	43
*	Republic First Bancorp Inc.	17,617	43
	First Pactrust Bancorp Inc.	3,225	43
*	Tree.com Inc.	4,506	43
*	Grubb & Ellis Co.	32,743	42
*,^	Cascade Bancorp	4,864	41
*	Atlantic Coast Federal Corp.	23,834	41
	First Financial Northwest Inc.	10,125	41
*	NewBridge Bancorp	8,541	40
*,^	Capitol Bancorp Ltd.	76,006	39
*	First Place Financial Corp.	14,860	39
	Diamond Hill Investment
	Group Inc.	531	38
	Westwood Holdings
	Group Inc.	960	38
	Wilshire Bancorp Inc.	4,940	38
*	Deerfield Capital Corp.	5,755	37

			Market
			Value
		Shares	($000)
*	Colony Bankcorp Inc.	8,747	35
	NGP Capital Resources Co.	3,760	35
	PMC Commercial Trust	3,945	33
	Mercantile Bank Corp.	4,071	33
*	Consumer Portfolio
	Services Inc.	27,554	33
	Pulaski Financial Corp.	4,255	32
	UMH Properties Inc.	3,150	32
	Roma Financial Corp.	2,957	31
	Kansas City Life Insurance Co.	934	31
*	Bancorp Inc.	2,941	30
	Eastern Virginia
	Bankshares Inc.	7,531	29
	Rome Bancorp Inc.	2,350	28
	Eastern Insurance
	Holdings Inc.	2,351	28
	West Bancorporation Inc.	3,588	28
*	Hampton Roads
	Bankshares Inc.	53,218	28
*	Virginia Commerce
	Bancorp Inc.	4,336	27
	Gladstone Commercial Corp.	1,383	26
	Main Street Capital Corp.	1,415	26
	Shore Bancshares Inc.	2,438	26
	Capital Bank Corp.	10,090	25
	CNB Financial Corp.	1,686	25
*	Maui Land &
	Pineapple Co. Inc.	4,926	25
*	Thomas Properties Group Inc.	5,802	25
*	Waterstone Financial Inc.	7,258	24
*	Heritage Financial Corp.	1,680	23
	Peapack Gladstone
	Financial Corp.	1,781	23
*	Nicholas Financial Inc.	2,316	23
*	Heritage Commerce Corp.	5,119	23
*	Sun Bancorp Inc.	4,829	22
*	Crawford & Co. Class A	9,214	22
	Golub Capital BDC Inc.	1,266	22
	First South Bancorp Inc.	3,190	21
	21st Century Holding Co.	6,330	20
*	American River Bankshares	3,376	20
*	West Coast Bancorp	6,973	20
*	Macatawa Bank Corp.	4,678	19
*	Hallmark Financial Services	1,990	18
	Citizens South Banking Corp.	4,075	18
	First M&F Corp.	4,721	17
	Provident Financial
	Holdings Inc.	2,366	17
*	Green Bankshares Inc.	5,230	17
	National Interstate Corp.	710	15
*	Stratus Properties Inc.	1,643	15
	Meta Financial Group Inc.	1,065	15
	TF Financial Corp.	631	14
*	BCSB Bancorp Inc.	1,216	14

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Federal Agricultural
	Mortgage Corp. Class A	1,021	13
	Independence Holding Co.	1,651	13
	Home Federal Bancorp Inc.	1,068	13
*	Camco Financial Corp.	8,557	13
	HopFed Bancorp Inc.	1,384	12
*	Pacific Mercantile Bancorp	3,311	12
	Codorus Valley Bancorp Inc.	1,213	11
*	North Valley Bancorp	1,335	11
*	United Community
	Financial Corp.	7,740	10
*	Sterling Financial Corp.	505	10
*	Premierwest Bancorp	28,341	10
*	Unity Bancorp Inc.	1,345	8
	Indiana Community Bancorp	461	8
	Middleburg Financial Corp.	539	8
*	Seacoast Banking Corp.
	of Florida	4,924	7
*	Preferred Bank	3,966	7
	Old Second Bancorp Inc.	4,290	7
	First United Corp.	1,861	6
	Wayne Savings
	Bancshares Inc.	693	6
	Farmers Capital Bank Corp.	1,229	6
	Northrim BanCorp Inc.	303	6
*	Jefferson Bancshares Inc.	1,639	5
*	Bank of Granite Corp.	10,024	5
	Firstbank Corp.	878	5
	MutualFirst Financial Inc.	544	5
*	HMN Financial Inc.	1,737	5
	Brooklyn Federal Bancorp Inc.	3,668	5
	HF Financial Corp.	396	4
	State Bancorp Inc.	441	4
*	Integra Bank Corp.	5,136	4
	Alliance Bancorp Inc. of
	Pennsylvania	376	3
	Parkvale Financial Corp.	349	3
	Peoples Financial Corp.	187	3
	Timberland Bancorp Inc.	706	3
*	Royal Bancshares of
	Pennsylvania Inc.	1,796	2
	Triangle Capital Corp.	107	2
	Territorial Bancorp Inc.	91	2
*	First Financial Service Corp.	438	2
	Hudson Pacific Properties Inc.	115	2
*	Kennedy-Wilson Holdings Inc.	168	2
	First Interstate Bancsystem Inc.	110	2
	United Financial Bancorp Inc.	109	2
	National Bankshares Inc.	51	2
	Epoch Holding Corp.	101	2
	Washington Banking Co.	114	2
	THL Credit Inc.	117	2
	Orrstown Financial Services Inc.	53	1
	United Security Bancshares	128	1
	Excel Trust Inc.	116	1

			Market
			Value
	Shares		($000)
*	Independent Bank Corp.	1,015	1
	Pacific Continental Corp.	130	1
*	1st United Bancorp Inc.	175	1
*	Terreno Realty Corp.	65	1
	Chatham Lodging Trust	65	1
	Penns Woods Bancorp Inc.	27	1
	Mercer Insurance Group Inc.	38	1
*	Harris & Harris Group Inc.	229	1
*	Taylor Capital Group Inc.	75	1
	First Bancorp Inc.	62	1
	Tower Bancorp Inc.	40	1
	JMP Group Inc.	111	1
	Midsouth Bancorp Inc.	54	1
	Rockville Financial Inc.	65	1
*	Superior Bancorp	1,295	1
*	Home Bancorp Inc.	53	1
	Bank of Kentucky Financial Corp.	37	1
	Legacy Bancorp Inc.	52	1
*	Valley National Bancorp
	Warrants Exp. 06/30/2015	240	1
	Universal Insurance
	Holdings Inc.	131	1
	Citizens Holding Co.	29	1
	Monroe Bancorp	42	1
*	MetroCorp Bancshares Inc.	159	1
	Ohio Valley Banc Corp.	28	1
*	Encore Bancshares Inc.	51	1
	C&F Financial Corp.	23	1
	New Hampshire Thrift
	Bancshares Inc.	41	1
*	Fox Chase Bancorp Inc.	43	1
	Norwood Financial Corp.	18	1
*	ZipRealty Inc.	191	1
	Horizon Bancorp	18	—
*	Union Bankshares Inc.	25	—
	Oneida Financial Corp.	52	—
	Wilber Corp.	40	—
	Hingham Institution for Savings	9	—
*	Intervest Bancshares Corp.
	Class A	131	—
*	Princeton National
	Bancorp Inc.	100	—
	Auburn National
	Bancorporation Inc.	18	—
*	Rodman & Renshaw Capital
	Group Inc.	129	—
	Old Point Financial Corp.	27	—
	Commercial National
	Financial Corp.	17	—
	SI Financial Group Inc.	35	—
*	Salisbury Bancorp Inc.	11	—
	Landmark Bancorp Inc.	16	—
	California First National Bancorp	19	—
*	1st Constitution Bancorp	30	—
	Porter Bancorp Inc.	25	—

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Hawthorn Bancshares Inc.	27	—
	LNB Bancorp Inc.	46	—
	United Bancshares Inc.	23	—
	ECB Bancorp Inc.	16	—
*	United Security Bancshares	57	—
	Community Bank Shares of
	Indiana Inc.	22	—
*	First Citizens Banc Corp.	54	—
*	Yadkin Valley Financial Corp.	114	—
	Cheviot Financial Corp.	23	—
*	MBT Financial Corp.	114	—
*	Tower Financial Corp.	24	—
*	Mid Penn Bancorp Inc.	24	—
*	Community Capital Corp.	66	—
*	Summit Financial Group Inc.	44	—
	Community Bankers Trust Corp.	151	—
	QC Holdings Inc.	38	—
*	Severn Bancorp Inc.	41	—
*	Vestin Realty Mortgage II Inc.	90	—
	National Security Group Inc.	11	—
*	Southern Community
	Financial Corp.	118	—
	Prudential Bancorp Inc.
	of Pennsylvania	19	—
*	First Security Group Inc.	116	—
	GAINSCO Inc.	11	—
	WVS Financial Corp.	11	—
*	WSB Holdings Inc.	35	—
*	Transcontinental Realty
	Investors Inc.	12	—
*	United Western Bancorp Inc.	208	—
*	TIB Financial Corp. Rights
	Exp. 01/10/2011	3,940	—
			2,468,725
Health Care (11.1%)
	Johnson & Johnson	2,934,795	181,517
	Pfizer Inc.	8,564,396	149,963
	Merck & Co. Inc.	3,274,835	118,025
	Abbott Laboratories	1,644,596	78,793
*	Amgen Inc.	1,021,271	56,068
	Bristol-Myers Squibb Co.	1,827,082	48,381
	UnitedHealth Group Inc.	1,197,845	43,254
	Medtronic Inc.	1,153,909	42,798
	Eli Lilly & Co.	1,105,813	38,748
*	Gilead Sciences Inc.	893,612	32,384
	Baxter International Inc.	622,637	31,518
*	Express Scripts Inc.	549,075	29,677
*	Celgene Corp.	500,883	29,622
*	Medco Health
	Solutions Inc.	462,119	28,314
	Covidien plc	534,461	24,403
*	WellPoint Inc.	425,917	24,218
*	Thermo Fisher
	Scientific Inc.	434,100	24,032
	Allergan Inc.	327,714	22,504

			Market
			Value
		Shares	($000)
	Becton Dickinson and Co.	247,389	20,909
	McKesson Corp.	278,619	19,609
*	Genzyme Corp.	271,556	19,335
*	Biogen Idec Inc.	257,871	17,290
	Stryker Corp.	317,239	17,036
*	St. Jude Medical Inc.	359,536	15,370
*	Agilent Technologies Inc.	370,920	15,367
	Cardinal Health Inc.	374,187	14,335
	Aetna Inc.	444,797	13,571
*	Boston Scientific Corp.	1,616,500	12,237
*	Zimmer Holdings Inc.	214,268	11,502
*	Life Technologies Corp.	195,550	10,853
	CIGNA Corp.	295,202	10,822
*	Intuitive Surgical Inc.	41,974	10,819
	AmerisourceBergen Corp.
	Class A	297,453	10,149
*	Hospira Inc.	178,209	9,924
*	Humana Inc.	180,234	9,866
*	Edwards Lifesciences Corp.	120,725	9,759
*	Forest Laboratories Inc.	304,239	9,730
*	Laboratory Corp. of
	America Holdings	109,537	9,630
	CR Bard Inc.	99,869	9,165
*	Varian Medical Systems Inc.	129,546	8,975
	Quest Diagnostics Inc.	160,507	8,663
*	Illumina Inc.	132,613	8,400
*	Alexion Pharmaceuticals Inc.	96,151	7,745
*	Waters Corp.	98,127	7,625
*	DaVita Inc.	109,321	7,597
*	Vertex Pharmaceuticals Inc.	216,262	7,576
*	Watson
	Pharmaceuticals Inc.	141,308	7,299
*	Cerner Corp.	74,932	7,099
*	Mylan Inc.	330,026	6,973
*	CareFusion Corp.	237,420	6,102
*	Henry Schein Inc.	97,779	6,003
*	ResMed Inc.	161,386	5,590
	Perrigo Co.	88,123	5,581
	Beckman Coulter Inc.	73,942	5,563
*	Mettler-Toledo
	International Inc.	35,574	5,379
*	Dendreon Corp.	153,817	5,371
*	Hologic Inc.	276,444	5,203
*	Cephalon Inc.	80,055	4,941
	DENTSPLY
	International Inc.	144,455	4,936
*	Human Genome
	Sciences Inc.	200,437	4,788
*	Endo Pharmaceuticals
	Holdings Inc.	123,295	4,403
*	IDEXX Laboratories Inc.	61,479	4,256
*	Coventry Health Care Inc.	158,653	4,188
	Universal Health
	Services Inc. Class B	96,089	4,172

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Community Health
	Systems Inc.	100,487	3,755
*	King Pharmaceuticals Inc.	266,795	3,748
*	Allscripts Healthcare
	Solutions Inc.	189,197	3,646
*	United Therapeutics Corp.	57,095	3,610
*	Covance Inc.	69,259	3,561
*	Tenet Healthcare Corp.	516,607	3,456
*	Mednax Inc.	50,965	3,429
	Pharmaceutical Product
	Development Inc.	120,226	3,263
	PerkinElmer Inc.	125,527	3,241
	Omnicare Inc.	126,106	3,202
*	Alere Inc.	86,313	3,159
	Patterson Cos. Inc.	99,617	3,051
*	Gen-Probe Inc.	51,974	3,033
*	BioMarin
	Pharmaceutical Inc.	109,397	2,946
*	Salix Pharmaceuticals Ltd.	61,989	2,911
*	Kinetic Concepts Inc.	69,310	2,903
*	Health Net Inc.	104,104	2,841
	Lincare Holdings Inc.	104,603	2,806
	Cooper Cos. Inc.	49,666	2,798
	Warner Chilcott plc Class A	120,965	2,729
	Hill-Rom Holdings Inc.	68,047	2,679
*	Health Management
	Associates Inc. Class A	269,176	2,568
*	Charles River Laboratories
	International Inc.	71,127	2,528
*	Onyx Pharmaceuticals Inc.	67,249	2,479
	Techne Corp.	37,719	2,477
*	Regeneron
	Pharmaceuticals Inc.	73,305	2,407
*	AMERIGROUP Corp.	54,436	2,391
*	Brookdale Senior Living Inc.
	Class A	110,286	2,361
	STERIS Corp.	63,646	2,321
	Teleflex Inc.	42,940	2,311
*	Myriad Genetics Inc.	100,613	2,298
*	Amylin
	Pharmaceuticals Inc.	154,560	2,274
*	Dionex Corp.	18,670	2,203
*	Incyte Corp. Ltd.	131,171	2,172
*	Bio-Rad Laboratories Inc.
	Class A	20,651	2,145
*	LifePoint Hospitals Inc.	57,959	2,130
*	Emergency Medical
	Services Corp. Class A	32,417	2,094
*	Healthsouth Corp.	100,357	2,078
*	InterMune Inc.	56,225	2,047
*	VCA Antech Inc.	87,671	2,042
	Owens & Minor Inc.	67,791	1,995
*	Catalyst Health
	Solutions Inc.	40,781	1,896
*	HMS Holdings Corp.	29,177	1,890

			Market
			Value
		Shares	($000)
*	Sirona Dental Systems Inc.	44,332	1,852
	Medicis Pharmaceutical Corp.
	Class A	64,644	1,732
*	Thoratec Corp.	59,958	1,698
*	Magellan Health
	Services Inc.	35,753	1,690
*	Haemonetics Corp.	26,514	1,675
	Masimo Corp.	56,871	1,653
*	Theravance Inc.	65,781	1,649
	Chemed Corp.	24,416	1,551
*	American Medical Systems
	Holdings Inc.	82,212	1,551
*	Talecris Biotherapeutics
	Holdings Corp.	66,069	1,539
*	Pharmasset Inc.	34,935	1,517
	Quality Systems Inc.	21,669	1,513
*	Immucor Inc.	75,189	1,491
	West Pharmaceutical
	Services Inc.	35,730	1,472
*	Par Pharmaceutical Cos. Inc.	37,752	1,454
*	Cepheid Inc.	63,872	1,453
*	Viropharma Inc.	83,719	1,450
*	athenahealth Inc.	35,012	1,435
*	Martek Biosciences Corp.	45,116	1,412
*	Centene Corp.	55,308	1,402
*	Healthspring Inc.	52,243	1,386
*	Seattle Genetics Inc.	92,219	1,379
*	WellCare Health Plans Inc.	45,476	1,374
*	Cubist Pharmaceuticals Inc.	63,951	1,369
*	PSS World Medical Inc.	60,504	1,367
*	Volcano Corp.	49,511	1,352
*	Parexel International Corp.	63,466	1,347
*	Exelixis Inc.	163,852	1,345
*	Nektar Therapeutics	101,293	1,302
*	Alkermes Inc.	103,026	1,265
*	Cyberonics Inc.	38,963	1,209
*	Align Technology Inc.	61,578	1,203
	Invacare Corp.	39,549	1,193
*	Bruker Corp.	71,338	1,184
*	Impax Laboratories Inc.	58,150	1,169
*	CONMED Corp.	43,539	1,151
*	Acorda Therapeutics Inc.	41,979	1,144
*	Isis Pharmaceuticals Inc.	110,928	1,123
*	Integra LifeSciences
	Holdings Corp.	23,620	1,117
*	Medicines Co.	77,255	1,092
*	NuVasive Inc.	41,634	1,068
*	Questcor
	Pharmaceuticals Inc.	72,444	1,067
*	Auxilium
	Pharmaceuticals Inc.	50,517	1,066
	PDL BioPharma Inc.	166,909	1,040
*	Air Methods Corp.	17,924	1,009
*	Amedisys Inc.	29,825	999
	Meridian Bioscience Inc.	43,130	999

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Analogic Corp.	20,163	998
*	Ariad Pharmaceuticals Inc.	190,305	971
*	Abaxis Inc.	36,045	968
*	Halozyme Therapeutics Inc. 121,006		958
*	MedAssets Inc.	46,976	948
*	Emergent Biosolutions Inc.	37,979	891
*	Bio-Reference Labs Inc.	40,002	887
*	Greatbatch Inc.	35,712	862
*	Enzon Pharmaceuticals Inc.	70,835	862
*	Immunogen Inc.	92,813	859
*	Amsurg Corp. Class A	40,365	846
*	Gentiva Health Services Inc.	31,636	842
*	Celera Corp.	131,910	831
*	Savient Pharmaceuticals Inc.	74,062	825
*	Wright Medical Group Inc.	51,505	800
*	Vivus Inc.	85,302	799
*	AMAG Pharmaceuticals Inc.	42,484	769
*	Hanger Orthopedic
	Group Inc.	36,078	764
*	Geron Corp.	146,258	756
	Computer Programs &
	Systems Inc.	16,139	756
*	Natus Medical Inc.	52,591	746
*	Emeritus Corp.	37,497	739
	Universal American Corp.	35,563	727
*	MWI Veterinary Supply Inc.	11,507	727
*	Alnylam
	Pharmaceuticals Inc.	71,479	705
*	Luminex Corp.	38,054	696
*	Akorn Inc.	113,244	687
	Cantel Medical Corp.	28,775	673
*	Genomic Health Inc.	31,411	672
*	ABIOMED Inc.	69,471	668
*	Corvel Corp.	13,694	662
*	Neogen Corp.	15,724	645
*	Almost Family Inc.	16,239	624
*	AVANIR
	Pharmaceuticals Inc.	152,649	623
*	Momenta
	Pharmaceuticals Inc.	41,533	622
*	Arthrocare Corp.	19,952	620
*	HeartWare International Inc.	7,046	617
*,^	Orexigen Therapeutics Inc.	75,463	610
*	Allos Therapeutics Inc.	131,768	607
*	Accuray Inc.	88,886	600
*	Conceptus Inc.	43,147	595
*	DexCom Inc.	43,247	590
	Landauer Inc.	9,830	590
*	Inspire
	Pharmaceuticals Inc.	69,464	583
*	Assisted Living Concepts Inc.
	Class A	17,892	582
*	Arqule Inc.	99,040	581
*	Clinical Data Inc.	36,279	577
*	Angiodynamics Inc.	37,344	574

			Market
			Value
		Shares	($000)
*,^	MannKind Corp.	70,060	565
*	Depomed Inc.	88,756	564
*	Zoll Medical Corp.	14,916	555
*	Affymetrix Inc.	109,333	550
*	American Dental
	Partners Inc.	39,751	537
*	China Biologic Products Inc.	30,554	501
*	ICU Medical Inc.	13,342	487
*	Sequenom Inc.	59,491	477
*,^	Cadence
	Pharmaceuticals Inc.	62,503	472
*	Accelrys Inc.	56,794	471
*,^	AVI BioPharma Inc.	221,926	470
*,^	Delcath Systems Inc.	47,873	469
*	Medivation Inc.	30,196	458
*	AMN Healthcare
	Services Inc.	72,673	446
*	RehabCare Group Inc.	18,298	434
*	Idenix Pharmaceuticals Inc.	83,998	423
*	Five Star Quality Care Inc.	59,762	423
*	Healthways Inc.	37,756	421
*,^	BioCryst
	Pharmaceuticals Inc.	81,376	421
	Atrion Corp.	2,320	416
*	Orthofix International NV	14,277	414
*	Capital Senior Living Corp.	61,423	412
*	Cypress Bioscience Inc.	63,421	411
*	NxStage Medical Inc.	16,426	409
*	Merit Medical Systems Inc.	25,777	408
*	Kensey Nash Corp.	14,096	392
*	Codexis Inc.	36,862	391
*	Insulet Corp.	25,190	390
*	Molina Healthcare Inc.	13,861	386
*	Array Biopharma Inc.	128,938	386
*	Cross Country
	Healthcare Inc.	44,474	377
*	Affymax Inc.	56,623	377
*	Caliper Life Sciences Inc.	58,732	372
*	IPC The Hospitalist Co. Inc.	9,514	371
*	OraSure Technologies Inc.	64,534	371
*	BioScrip Inc.	70,414	368
*	Chelsea Therapeutics
	International Ltd.	48,615	365
*	Continucare Corp.	76,044	356
*	Targacept Inc.	13,290	352
*	BMP Sunstone Corp.	35,027	347
*	PharMerica Corp.	30,294	347
*	Micromet Inc.	41,979	341
*	Allied Healthcare
	International Inc.	135,338	340
*	eResearchTechnology Inc.	45,959	338
*	Exactech Inc.	17,895	337
*	Alphatec Holdings Inc.	122,321	330
*	Endologix Inc.	46,051	329
*	Cerus Corp.	130,171	320

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*,^	Cell Therapeutics Inc.	875,156	319
*	NPS Pharmaceuticals Inc.	40,253	318
*	Antigenics Inc.	315,099	315
*	CryoLife Inc.	57,752	313
*	LHC Group Inc.	10,392	312
*	Quidel Corp.	21,457	310
*,^	Biotime Inc.	37,197	310
*	Durect Corp.	87,805	303
	America Service Group Inc.	19,837	300
*	Columbia Laboratories Inc.	131,233	298
*	Cutera Inc.	35,124	291
*	Anika Therapeutics Inc.	43,826	291
*	Genoptix Inc.	15,060	286
*	Curis Inc.	137,866	273
*	Rigel Pharmaceuticals Inc.	36,041	271
*	Opko Health Inc.	73,504	270
*	Ardea Biosciences Inc.	10,330	269
*	Arena Pharmaceuticals Inc.	149,032	256
*	Symmetry Medical Inc.	27,232	252
*	BioMimetic Therapeutics Inc.	19,496	248
*	Alliance HealthCare
	Services Inc.	55,535	235
*	Albany Molecular
	Research Inc.	41,714	234
*	SIGA Technologies Inc.	16,668	233
*	Select Medical
	Holdings Corp.	31,702	232
*	Emdeon Inc. Class A	17,036	231
*	Omnicell Inc.	15,808	228
*	XenoPort Inc.	26,736	228
*	SonoSite Inc.	7,075	224
*	Acadia Pharmaceuticals Inc.	185,834	221
*,^	Protalix BioTherapeutics Inc.	22,105	221
*	Anadys Pharmaceuticals Inc.	153,896	219
	National Healthcare Corp.	4,694	217
	Pain Therapeutics Inc.	30,145	203
*	Sun Healthcare Group Inc.	16,003	203
*	Cynosure Inc. Class A	19,672	201
*	Immunomedics Inc.	55,495	199
*	Sunrise Senior Living Inc.	35,860	195
*	Cytokinetics Inc.	92,447	193
*,^	Biosante
	Pharmaceuticals Inc.	117,626	193
*	Nabi Biopharmaceuticals	32,813	190
*	Palomar Medical
	Technologies Inc.	13,361	190
*	Adolor Corp.	155,361	188
*	Optimer Pharmaceuticals Inc.	16,173	183
*	KV Pharmaceutical Co.
	Class A	70,214	179
*	Triple-S Management Corp.
	Class B	9,365	179
*	Neurocrine Biosciences Inc.	23,366	179
*	Medcath Corp.	12,512	175
*	Matrixx Initiatives Inc.	19,488	165

			Market
			Value
		Shares	($000)
*	SurModics Inc.	13,774	163
*	AtriCure Inc.	15,869	162
*	Corcept Therapeutics Inc.	41,245	159
*	Caraco Pharmaceutical
	Laboratories Ltd.	34,742	158
*	Medidata Solutions Inc.	6,582	157
*	Biolase Technology Inc.	87,033	151
*	BioClinica Inc.	33,719	149
*	PDI Inc.	14,034	148
*	US Physical Therapy Inc.	7,446	148
*,^	Cytori Therapeutics Inc.	27,825	144
*	Dyax Corp.	66,982	143
*	Celldex Therapeutics Inc.	34,263	141
*	Metabolix Inc.	11,502	140
*	IRIS International Inc.	13,573	139
*	Furiex Pharmaceuticals Inc.	9,586	139
*	Merge Healthcare Inc.	36,136	135
*	Harvard Bioscience Inc.	32,527	133
*	Pozen Inc.	19,738	131
*	Icad Inc.	96,125	131
*	Cambrex Corp.	25,184	130
*	Medical Action Industries Inc.	13,503	129
*	Pharmacyclics Inc.	21,210	129
*,^	Biodel Inc.	68,236	125
*	Ligand Pharmaceuticals Inc.
	Class B	13,873	124
*	MAKO Surgical Corp.	7,791	119
*	Lexicon Pharmaceuticals Inc.	79,313	114
*	LCA-Vision Inc.	19,598	113
*	Novavax Inc.	45,248	110
*,^	BSD Medical Corp.	23,707	110
*	Aastrom Biosciences Inc.	41,043	105
*	GTx Inc.	38,373	102
*	Animal Health
	International Inc.	35,306	101
*	Vital Images Inc.	7,226	101
*	Jazz Pharmaceuticals Inc.	5,089	100
*	Rochester Medical Corp.	8,804	96
*	Progenics
	Pharmaceuticals Inc.	17,520	96
*	Rural/Metro Corp.	6,495	95
*	CytRx Corp.	92,391	93
*	Myrexis Inc.	21,693	90
*	Accretive Health Inc.	5,269	86
	Ensign Group Inc.	3,385	84
*	Arrowhead Research Corp.	93,160	83
*	CPEX Pharmaceuticals Inc.	3,430	83
*	Enzo Biochem Inc.	14,966	79
*	Alexza Pharmaceuticals Inc.	61,214	77
*	Providence Service Corp.	4,627	74
*	PROLOR Biotech Inc.	11,486	74
*	Spectranetics Corp.	14,389	74
*	Bovie Medical Corp.	22,412	73
*	Spectrum
	Pharmaceuticals Inc.	10,372	71

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Staar Surgical Co.	11,459	70
*	Vascular Solutions Inc.	5,792	68
*	Insmed Inc.	105,616	67
*	Sangamo Biosciences Inc.	9,949	66
*	Kendle International Inc.	5,812	63
*	Digirad Corp.	29,423	62
*	Discovery Laboratories Inc.	17,399	58
*	Orthovita Inc.	28,775	58
*	Osiris Therapeutics Inc.	7,222	56
*	Sciclone Pharmaceuticals Inc.	13,379	56
*	RTI Biologics Inc.	20,497	55
*	ISTA Pharmaceuticals Inc.	10,024	51
*	GenVec Inc.	87,650	49
*	Hi-Tech Pharmacal Co. Inc.	1,879	47
	Maxygen Inc.	11,920	47
*	Mediware
	Information Systems	4,296	46
*	Hemispherx Biopharma Inc.	85,879	42
*	Hooper Holmes Inc.	59,289	42
*	Vanda Pharmaceuticals Inc.	4,408	42
*	SuperGen Inc.	15,165	40
	Psychemedics Corp.	4,661	38
*	Unilife Corp.	7,189	38
*	Cel-Sci Corp.	43,918	36
*	American Caresource
	Holdings Inc.	25,767	36
*	Synovis Life
	Technologies Inc.	2,184	35
*	ThermoGenesis Corp.	9,505	33
*	Stereotaxis Inc.	8,643	33
*	Infinity Pharmaceuticals Inc.	5,335	32
*	Santarus Inc.	9,544	31
*	Chindex International Inc.	1,887	31
*	Idera Pharmaceuticals Inc.	10,479	30
*	Skilled Healthcare Group Inc.	3,154	28
*	Zalicus Inc.	17,826	28
*	Theragenics Corp.	18,481	28
*	Repligen Corp.	5,756	27
*	Dynavax Technologies Corp.	8,081	26
*	MAP Pharmaceuticals Inc.	1,543	26
*	AspenBio Pharma Inc.	42,136	25
*	RadNet Inc.	8,952	25
*	Transcend Services Inc.	1,266	25
	Medtox Scientific Inc.	1,858	24
*	TomoTherapy Inc.	6,521	24
*	Keryx Biopharmaceuticals Inc.	5,115	23
*	Peregrine
	Pharmaceuticals Inc.	9,884	23
*	CardioNet Inc.	4,570	21
*	StemCells Inc.	18,917	20
*	Metropolitan Health
	Networks Inc.	4,411	20
*	Obagi Medical Products Inc.	1,637	19
*	Vical Inc.	8,370	17
*	Telik Inc.	21,985	17

			Market
			Value
		Shares	($000)
*	ADVENTRX
	Pharmaceuticals Inc.	5,620	15
*	EnteroMedics Inc.	4,462	14
	Young Innovations Inc.	421	13
*	ARCA Biopharma Inc.	4,073	13
*	Hansen Medical Inc.	8,508	13
*	Orchid Cellmark Inc.	6,435	12
*	Cardica Inc.	2,775	12
*	Arcadia Resources Inc.	38,500	12
*	Amicus Therapeutics Inc.	2,502	12
*	Entremed Inc.	2,162	11
*	XOMA Ltd.	2,060	11
*	Acura Pharmaceuticals Inc.	2,965	10
*	Capstone Therapeutics Corp.	15,292	9
*	Strategic Diagnostics Inc.	3,761	7
*	IVAX Diagnostics Inc.	10,306	6
*	CombiMatrix Corp.	2,351	5
*	RXi Pharmaceuticals Corp.	1,714	4
*	ARYx Therapeutics Inc.	13,537	4
*	NovaMed Inc.	259	3
*	OXiGENE Inc.	12,208	3
*	Exact Sciences Corp.	337	2
*	Team Health Holdings Inc.	119	2
*	ZIOPHARM Oncology Inc.	362	2
*	SCOLR Pharma Inc.	4,452	2
*	Ironwood Pharmaceuticals Inc.	142	1
*	Heska Corp.	291	1
*	Omeros Corp.	143	1
*	EpiCept Corp.	1,326	1
*	Synta Pharmaceuticals Corp.	180	1
*	OncoGenex
	Pharmaceutical Inc.	64	1
*	Cardiovascular Systems Inc.	89	1
*	Inhibitex Inc.	346	1
*	Somaxon Pharmaceuticals Inc.	279	1
*	Solta Medical Inc.	287	1
*	Biospecifics
	Technologies Corp.	33	1
*	Inovio Pharmaceuticals Inc.	648	1
	MedQuist Inc.	84	1
*	Synergetics USA Inc.	146	1
	Utah Medical Products Inc.	24	1
*	MediciNova Inc.	127	1
*	MELA Sciences Inc.	178	1
*	Oncothyreon Inc.	182	1
*	ProPhase Labs Inc.	465	1
*	Pure Bioscience	236	1
	National Research Corp.	15	1
*	Nanosphere Inc.	116	1
*	Lannett Co. Inc.	84	—
*	Cumberland
	Pharmaceuticals Inc.	75	—
*	Dusa Pharmaceuticals Inc.	180	—
*	Sharps Compliance Corp.	72	—
*	Transcept Pharmaceuticals Inc.	40	—

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Apricus Biosciences Inc.	81	—
*	Sucampo Pharmaceuticals Inc.
	Class A	58	—
*	Repros Therapeutics Inc.	66	—
*	Vision-Sciences Inc.	140	—
*	Celsion Corp.	91	—
*	TranS1 Inc.	84	—
*	Bionovo Inc.	138	—
*	Poniard Pharmaceuticals Inc.	268	—
*	Retractable Technologies Inc. 71		—
	Daxor Corp.	9	—
*	Molecular Insight
	Pharmaceuticals Inc.	18	—
			1,689,815
Industrials (11.4%)
	General Electric Co.	11,390,900	208,340
	United
	Technologies Corp.	940,432	74,031
	Caterpillar Inc.	671,830	62,924
	3M Co.	721,869	62,297
	United Parcel Service Inc.
	Class B	772,504	56,068
	Union Pacific Corp.	530,195	49,128
	Boeing Co.	740,630	48,334
	Emerson Electric Co.	801,683	45,832
	Honeywell International Inc.	781,674	41,554
	Deere & Co.	451,614	37,507
	FedEx Corp.	318,450	29,619
	Danaher Corp.	591,057	27,880
	CSX Corp.	404,496	26,134
	Norfolk Southern Corp.	392,774	24,674
	General Dynamics Corp.	344,567	24,450
	Illinois Tool Works Inc.	456,064	24,354
	Lockheed Martin Corp.	328,357	22,955
	Cummins Inc.	201,244	22,139
	Tyco International	530,348	21,978
	Precision Castparts Corp.	151,579	21,101
	PACCAR Inc.	349,644	20,077
	Northrop Grumman Corp.	298,004	19,305
	Raytheon Co.	398,694	18,475
	Waste Management Inc.	483,413	17,823
	Eaton Corp.	169,912	17,248
	Ingersoll-Rand plc	343,951	16,197
	Parker Hannifin Corp.	171,765	14,823
	CH Robinson
	Worldwide Inc.	176,770	14,175
	Fluor Corp.	190,768	12,640
	Expeditors International
	of Washington Inc.	226,222	12,352
	Republic Services Inc.
	Class A	408,224	12,190
	Goodrich Corp.	133,716	11,776
	Dover Corp.	199,069	11,636
	Rockwell Automation Inc.	151,330	10,852
*	Delta Air Lines Inc.	841,601	10,604

			Market
			Value
		Shares	($000)
	Cooper Industries plc	177,955	10,373
	Southwest Airlines Co.	795,851	10,330
	Rockwell Collins Inc.	167,445	9,755
	ITT Corp.	185,568	9,670
	Joy Global Inc.	109,953	9,538
	WW Grainger Inc.	64,335	8,885
	L-3 Communications
	Holdings Inc.	121,978	8,598
	Fastenal Co.	141,437	8,473
*	United Continental
	Holdings Inc.	336,960	8,026
	Roper Industries Inc.	100,462	7,678
	Bucyrus International Inc.
	Class A	82,153	7,344
	Flowserve Corp.	59,661	7,113
*	Stericycle Inc.	86,501	7,000
	Textron Inc.	292,579	6,917
	AMETEK Inc.	171,215	6,720
	Pall Corp.	124,551	6,175
*	Jacobs Engineering
	Group Inc.	134,321	6,159
	Manpower Inc.	87,771	5,509
	Pitney Bowes Inc.	220,072	5,321
*	Kansas City Southern	109,490	5,240
	KBR Inc.	166,380	5,070
*	AGCO Corp.	99,316	5,031
	Masco Corp.	384,110	4,863
	Iron Mountain Inc.	193,487	4,839
	Equifax Inc.	133,150	4,740
*	Foster Wheeler AG	136,168	4,701
	Robert Half
	International Inc.	149,339	4,570
	Donaldson Co. Inc.	77,574	4,521
*	Quanta Services Inc.	225,068	4,483
	Avery Dennison Corp.	105,684	4,475
	Dun & Bradstreet Corp.	53,557	4,397
	Timken Co.	87,984	4,199
*	WABCO Holdings Inc.	68,596	4,180
	Cintas Corp.	147,077	4,112
*	Verisk Analytics Inc.
	Class A	120,453	4,105
	JB Hunt Transport
	Services Inc.	98,498	4,020
*	Navistar International Corp.	68,936	3,992
	Pentair Inc.	105,621	3,856
	Gardner Denver Inc.	55,771	3,838
	RR Donnelley & Sons Co.	219,553	3,836
*	BE Aerospace Inc.	103,470	3,831
*	Owens Corning	122,910	3,829
	SPX Corp.	53,431	3,820
*	URS Corp.	89,615	3,729
*	TransDigm Group Inc.	50,141	3,611
*	Terex Corp.	116,252	3,608
*	IHS Inc. Class A	44,372	3,567
	Snap-On Inc.	61,824	3,498
*	Hertz Global Holdings Inc.	241,299	3,496

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Kennametal Inc.	87,283	3,444
*	Oshkosh Corp.	96,881	3,414
	IDEX Corp.	86,755	3,394
	Hubbell Inc. Class B	56,439	3,394
	Waste Connections Inc.	117,313	3,230
*	Babcock & Wilcox Co.	123,818	3,169
*	Shaw Group Inc.	89,943	3,079
	MSC Industrial Direct Co.
	Class A	47,552	3,076
	Baldor Electric Co.	47,689	3,006
	Nordson Corp.	32,704	3,005
	Lincoln Electric
	Holdings Inc.	45,373	2,962
*	Corrections Corp.
	of America	118,022	2,958
	Ryder System Inc.	55,826	2,939
	Towers Watson & Co.
	Class A	54,871	2,857
*	Copart Inc.	76,480	2,857
*	Aecom Technology Corp.	99,675	2,788
*	AMR Corp.	356,007	2,773
	Regal-Beloit Corp.	41,059	2,741
	Wabtec Corp.	51,077	2,701
*	Thomas & Betts Corp.	55,823	2,696
	Acuity Brands Inc.	46,683	2,692
*	Alliant Techsystems Inc.	35,371	2,633
	Carlisle Cos. Inc.	65,410	2,599
*	GrafTech International Ltd.	129,207	2,563
	Graco Inc.	64,528	2,546
	Harsco Corp.	86,384	2,446
	Covanta Holding Corp.	141,270	2,428
*	Kirby Corp.	54,730	2,411
*	WESCO International Inc.	45,450	2,400
*	Spirit Aerosystems
	Holdings Inc. Class A	114,726	2,387
	Lennox International Inc.	49,482	2,340
	Woodward Governor Co.	61,900	2,325
	CLARCOR Inc.	54,085	2,320
	UTi Worldwide Inc.	109,306	2,317
	Trinity Industries Inc.	85,953	2,287
*	Genesee & Wyoming Inc.
	Class A	41,886	2,218
*	Esterline Technologies Corp.	32,244	2,212
	Crane Co.	53,419	2,194
	Landstar System Inc.	53,215	2,179
*	Alaska Air Group Inc.	38,344	2,174
	Toro Co.	34,800	2,145
	Con-way Inc.	58,542	2,141
*	Clean Harbors Inc.	25,331	2,130
*	EMCOR Group Inc.	71,247	2,065
	Valmont Industries Inc.	22,505	1,997
*	ArvinMeritor Inc.	95,928	1,968
*	Sensata Technologies
	Holding NV	65,202	1,963

			Market
			Value
		Shares	($000)
*	General Cable Corp.	55,729	1,956
	Actuant Corp. Class A	72,709	1,936
*	Hexcel Corp.	104,028	1,882
*	FTI Consulting Inc.	50,349	1,877
	Triumph Group Inc.	20,723	1,853
	Manitowoc Co. Inc.	141,123	1,850
	Belden Inc.	50,164	1,847
*	Geo Group Inc.	73,274	1,807
	Alexander & Baldwin Inc.	44,195	1,769
*	JetBlue Airways Corp.	267,236	1,766
	GATX Corp.	50,039	1,765
*	US Airways Group Inc.	173,326	1,735
*	Avis Budget Group Inc.	110,306	1,716
	Brady Corp. Class A	52,620	1,716
	Watsco Inc.	27,152	1,713
*	Teledyne Technologies Inc.	38,802	1,706
*	Moog Inc. Class A	42,152	1,678
*	Tetra Tech Inc.	66,374	1,663
	Curtiss-Wright Corp.	49,337	1,638
*	EnerSys	50,165	1,611
*	Middleby Corp.	18,955	1,600
*	United Stationers Inc.	25,044	1,598
	AO Smith Corp.	41,264	1,571
*	Atlas Air Worldwide
	Holdings Inc.	27,710	1,547
	HNI Corp.	48,457	1,512
*	United Rentals Inc.	65,505	1,490
*,^	American
	Superconductor Corp.	51,858	1,483
	Herman Miller Inc.	57,992	1,467
	Kaydon Corp.	35,832	1,459
*	Old Dominion Freight
	Line Inc.	44,980	1,439
	Rollins Inc.	71,973	1,421
*	HUB Group Inc. Class A	40,063	1,408
	Corporate Executive
	Board Co.	36,820	1,383
	Brink’s Co.	50,704	1,363
	Applied Industrial
	Technologies Inc.	40,948	1,330
	Simpson Manufacturing
	Co. Inc.	42,868	1,325
	Mueller Industries Inc.	40,451	1,323
*	II-VI Inc.	28,477	1,320
*	Dollar Thrifty Automotive
	Group Inc.	27,765	1,312
	Barnes Group Inc.	62,504	1,292
*	Polypore International Inc.	31,395	1,279
	Knight Transportation Inc.	67,246	1,278
*	USG Corp.	75,386	1,269
	Deluxe Corp.	55,002	1,266
	ABM Industries Inc.	47,886	1,259
*	CoStar Group Inc.	21,218	1,221

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Macquarie Infrastructure
	Co. LLC	56,938	1,205
*	DigitalGlobe Inc.	37,252	1,181
*	AAR Corp.	42,796	1,176
	Watts Water
	Technologies Inc. Class A	32,054	1,173
*	Acacia Research -
	Acacia Technologies	45,184	1,172
	Werner Enterprises Inc.	51,142	1,156
	Mine Safety Appliances Co.	37,113	1,155
*	Korn/Ferry International	49,703	1,149
*	Insituform Technologies Inc.
	Class A	42,637	1,130
	Interface Inc. Class A	72,206	1,130
*	Ceradyne Inc.	34,880	1,100
	Franklin Electric Co. Inc.	28,184	1,097
*	Chart Industries Inc.	32,182	1,087
	Granite Construction Inc.	39,536	1,084
	Briggs & Stratton Corp.	54,866	1,080
	CIRCOR International Inc.	25,393	1,074
*	Advisory Board Co.	22,347	1,064
	Healthcare Services
	Group Inc.	65,144	1,060
	ESCO Technologies Inc.	27,900	1,056
	Administaff Inc.	35,112	1,029
*	Orbital Sciences Corp.	59,945	1,027
	Albany International Corp.	43,278	1,025
	Robbins & Myers Inc.	28,510	1,020
*	GeoEye Inc.	23,911	1,014
*	AirTran Holdings Inc.	136,158	1,006
*	Ladish Co. Inc.	20,617	1,002
	HEICO Corp. Class A	26,573	992
	Skywest Inc.	62,653	979
	American Science &
	Engineering Inc.	11,341	967
*	Blount International Inc.	61,211	965
	Knoll Inc.	56,856	951
	Raven Industries Inc.	19,667	938
	Armstrong World
	Industries Inc.	21,635	930
	Heartland Express Inc.	56,850	911
*	MasTec Inc.	62,401	910
*	Layne Christensen Co.	26,210	902
*	Mobile Mini Inc.	45,534	897
*	Altra Holdings Inc.	44,795	890
*	Consolidated Graphics Inc.	18,175	880
*	SYKES Enterprises Inc.	42,462	860
*	Beacon Roofing Supply Inc.	47,526	849
*	Astec Industries Inc.	26,145	847
*	ACCO Brands Corp.	99,129	845
	Mueller Water Products Inc.
	Class A	202,366	844
	Comfort Systems USA Inc.	63,688	839
	Aircastle Ltd.	80,058	837

			Market
			Value
		Shares	($000)
	Applied Signal
	Technology Inc.	22,076	836
	Forward Air Corp.	28,960	822
*	Interline Brands Inc.	35,850	816
	Resources Connection Inc.	43,419	807
	Badger Meter Inc.	17,668	781
	Arkansas Best Corp.	28,473	781
	Cubic Corp.	16,534	780
*	Colfax Corp.	41,950	772
*	Dycom Industries Inc.	52,231	770
	Allegiant Travel Co. Class A	15,633	770
	AZZ Inc.	19,151	766
	Kaman Corp.	26,305	765
*	Amerco Inc.	7,872	756
	Cascade Corp.	15,900	752
*	Greenbrier Cos. Inc.	33,965	713
*	Air Transport Services
	Group Inc.	88,026	695
	Universal Forest
	Products Inc.	17,553	683
*	RBC Bearings Inc.	17,196	672
	Ameron International Corp.	8,324	636
	Quanex Building
	Products Corp.	33,468	635
	AAON Inc.	22,394	632
*	American Railcar
	Industries Inc.	28,452	630
	Marten Transport Ltd.	29,019	620
*	Griffon Corp.	47,956	611
	Steelcase Inc. Class A	57,799	611
*	Rush Enterprises Inc.
	Class A	29,508	603
*	EnPro Industries Inc.	14,495	602
	G&K Services Inc. Class A	19,451	601
	Dynamic Materials Corp.	26,581	600
*	Celadon Group Inc.	40,163	594
	TAL International Group Inc.	19,070	589
	CDI Corp.	31,642	588
	Ampco-Pittsburgh Corp.	20,817	584
*	Wabash National Corp.	47,925	568
	Titan International Inc.	28,751	562
	Unifirst Corp.	10,195	561
	EnergySolutions Inc.	100,730	561
*	TrueBlue Inc.	30,986	557
*	RSC Holdings Inc.	56,071	546
*	Huron Consulting Group Inc.	20,624	546
*	American Reprographics Co.	71,732	544
*	Powell Industries Inc.	16,348	538
	Lindsay Corp.	9,033	537
*	CBIZ Inc.	85,345	533
	Tutor Perini Corp.	24,622	527
*	Advanced Battery
	Technologies Inc.	135,831	523
	Aceto Corp.	58,070	523

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Seaboard Corp.	260	518
	Apogee Enterprises Inc.	38,428	518
	US Ecology Inc.	29,370	510
*	Active Power Inc.	202,720	499
	Standex International Corp.	16,367	490
	Alamo Group Inc.	17,532	488
*	On Assignment Inc.	59,735	487
*	APAC Customer
	Services Inc.	79,471	482
*,^	EnerNOC Inc.	20,144	482
*	Commercial Vehicle
	Group Inc.	29,310	476
*	A123 Systems Inc.	49,663	474
	NACCO Industries Inc.
	Class A	4,321	468
	National Presto Industries Inc.	3,598	468
*	Navigant Consulting Inc.	49,330	454
	Ducommun Inc.	20,491	446
*	Genco Shipping &
	Trading Ltd.	30,482	439
	Tredegar Corp.	22,502	436
*	Trex Co. Inc.	18,041	432
	American Woodmark Corp.	17,499	429
	Tennant Co.	11,122	427
*	Franklin Covey Co.	48,573	417
	Gorman-Rupp Co.	12,773	413
*	GenCorp Inc.	79,083	409
*	Kforce Inc.	25,174	407
	Heidrick & Struggles
	International Inc.	14,055	403
*	Cenveo Inc.	74,772	399
*	Exponent Inc.	10,581	397
	Houston Wire & Cable Co.	29,404	395
*	NN Inc.	31,908	394
	Ennis Inc.	22,932	392
*	Pacer International Inc.	56,957	390
	Barrett Business
	Services Inc.	24,944	388
*	Michael Baker Corp.	12,357	384
*	Fushi Copperweld Inc.	43,235	384
	McGrath Rentcorp	14,026	368
*	H&E Equipment
	Services Inc.	31,673	366
*	Sauer-Danfoss Inc.	12,654	357
*	3D Systems Corp.	11,060	348
*	Casella Waste Systems Inc.
	Class A	48,674	345
*	Kelly Services Inc. Class A	18,282	344
*	Flow International Corp.	83,763	343
*	Furmanite Corp.	48,522	335
*	Hawaiian Holdings Inc.	42,623	334
*	Higher One Holdings Inc.	16,363	331
	Miller Industries Inc.	23,241	331
	Encore Wire Corp.	13,072	328

			Market
			Value
		Shares	($000)
*	LB Foster Co. Class A	7,994	327
*	Broadwind Energy Inc.	139,929	323
*	Aerovironment Inc.	11,860	318
*	Columbus McKinnon Corp.	15,502	315
*	CRA International Inc.	13,317	313
	John Bean
	Technologies Corp.	15,538	313
*	Covenant Transportation
	Group Inc. Class A	31,968	311
*	Park-Ohio Holdings Corp.	14,762	309
*	United Capital Corp.	9,394	305
	International
	Shipholding Corp.	11,846	301
*,^	China BAK Battery Inc.	153,047	295
*	Northwest Pipe Co.	12,259	295
	Graham Corp.	14,473	289
	Federal Signal Corp.	41,442	284
*	M&F Worldwide Corp.	12,296	284
*	Dynamex Inc.	11,328	280
	Great Lakes Dredge &
	Dock Corp.	37,903	279
*	Force Protection Inc.	50,643	279
	Intersections Inc.	26,072	273
*	Gibraltar Industries Inc.	20,075	272
	Sun Hydraulics Corp.	7,154	270
	Viad Corp.	10,490	267
*	GP Strategies Corp.	26,031	267
*	FuelCell Energy Inc.	114,741	265
*	Kratos Defense &
	Security Solutions Inc.	19,724	260
*	SFN Group Inc.	26,483	258
*	Republic Airways
	Holdings Inc.	34,721	254
*	DXP Enterprises Inc.	10,115	243
*	Dolan Co.	17,352	242
	Courier Corp.	15,538	241
*	Orion Marine Group Inc.	20,535	238
*	Pinnacle Airlines Corp.	29,941	237
*	Herley Industries Inc.	13,093	227
*	Eagle Bulk Shipping Inc.	44,992	224
*	PAM Transportation
	Services Inc.	19,594	220
	Hardinge Inc.	22,370	218
*	Team Inc.	8,998	218
*	Harbin Electric Inc.	12,076	210
*	Lydall Inc.	26,021	209
*	Taser International Inc.	44,260	208
*	Builders FirstSource Inc.	103,565	204
*	PowerSecure
	International Inc.	26,134	203
*	MYR Group Inc.	9,616	202
	Todd Shipyards Corp.	8,968	201
*	BlueLinx Holdings Inc.	54,330	199
*	Kadant Inc.	8,389	198

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	LSI Industries Inc.	23,349	198
*	KAR Auction Services Inc.	13,732	190
*,^	Altair Nanotechnologies Inc.	68,327	189
*	Capstone Turbine Corp.	195,632	188
	Lawson Products Inc.	7,537	188
*	ICF International Inc.	7,246	186
*	Fuel Tech Inc.	18,626	181
	Insteel Industries Inc.	14,324	179
	Vicor Corp.	10,365	170
*	Generac Holdings Inc.	10,396	168
	Multi-Color Corp.	8,584	167
*	Quality Distribution Inc.	18,214	166
*	LaBarge Inc.	10,082	158
*	Hudson Highland Group Inc.	26,174	153
*	Astronics Corp.	7,225	152
	Horizon Lines Inc. Class A	33,808	148
*	School Specialty Inc.	10,487	146
	Met-Pro Corp.	11,280	133
*	Amrep Corp.	9,979	120
*	Metalico Inc.	19,816	117
	Kimball International Inc.
	Class B	16,615	115
*	Odyssey Marine
	Exploration Inc.	40,732	113
*	China Fire & Security
	Group Inc.	16,761	110
*	NCI Building Systems Inc.	7,783	109
*	Frozen Food
	Express Industries	24,502	109
	FreightCar America Inc.	3,730	108
*	Hurco Cos. Inc.	4,445	105
	HEICO Corp.	2,028	103
*	Saia Inc.	6,233	103
*	Innovative Solutions &
	Support Inc.	17,518	99
*	Trimas Corp.	4,844	99
*	Ener1 Inc.	26,047	99
*	Pike Electric Corp.	11,397	98
	LS Starrett Co. Class A	8,173	95
*	Ceco Environmental Corp.	15,990	95
*	Sterling Construction Co. Inc.	7,217	94
*	Standard Parking Corp.	4,938	93
	Preformed Line Products Co.	1,518	89
*	Tecumseh Products Co.
	Class A	6,671	87
	Eastern Co.	4,797	86
*,^	Ascent Solar
	Technologies Inc.	25,279	85
*	CAI International Inc.	4,266	84
	Schawk Inc. Class A	4,014	83
*	Titan Machinery Inc.	4,199	81
*	Willis Lease Finance Corp.	6,194	81
*	Valence Technology Inc.	47,866	80
*	LMI Aerospace Inc.	4,926	79
*	Innerworkings Inc.	11,298	74

			Market
			Value
		Shares	($000)
*,^	YRC Worldwide Inc.	18,767	70
*	UQM Technologies Inc.	29,271	67
*	Ultralife Corp.	9,678	64
*	TBS International plc
	Class A	21,297	61
*	Magnetek Inc.	44,194	60
*	Satcon Technology Corp.	12,971	58
*	WCA Waste Corp.	11,241	54
*	Sypris Solutions Inc.	12,458	53
*	PMFG Inc.	3,188	52
*	Hill International Inc.	7,987	52
*	USA Truck Inc.	3,758	50
*,^	Innovaro Inc.	33,987	47
*	Applied Energetics Inc.	53,683	46
*	Ocean Power
	Technologies Inc.	7,673	44
*	Innotrac Corp.	28,467	41
*	Plug Power Inc.	110,271	41
*	Volt Information
	Sciences Inc.	4,687	41
*	Energy Recovery Inc.	11,020	40
*	Document Security
	Systems Inc.	7,494	40
*	Arotech Corp.	23,576	39
*	RailAmerica Inc.	2,883	37
*,^	Hoku Corp.	13,616	36
*	Akeena Solar Inc.	69,183	33
*	Perma-Fix
	Environmental Services	19,051	31
*	Lihua International Inc.	2,619	29
*	SmartHeat Inc.	5,282	28
*	TRC Cos. Inc.	7,756	27
*	Beacon Power Corp.	122,700	27
*	Argan Inc.	2,655	25
	Twin Disc Inc.	662	20
*	China Architectural
	Engineering Inc.	12,404	20
	Standard Register Co.	5,754	20
	Superior Uniform Group Inc.	1,534	17
*	Orion Energy Systems Inc.	4,439	15
	Virco Manufacturing	5,176	13
*	Omega Flex Inc.	626	10
*	AT Cross Co. Class A	973	9
*	LECG Corp.	6,734	9
*	US Home Systems Inc.	1,799	9
*	Rush Enterprises Inc. Class B	455	8
*	Sparton Corp.	700	6
*	Heritage-Crystal Clean Inc.	553	6
*	Wuhan General Group
	China Inc.	2,400	3
*	China Valves Technology Inc.	163	2
*	Universal Truckload
	Services Inc.	104	2
*	Xerium Technologies Inc.	89	1
	Douglas Dynamics Inc.	87	1

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Patriot Transportation
	Holding Inc.	14	1
*	Roadrunner Transportation
	Systems Inc.	89	1
	Baltic Trading Ltd.	124	1
*	Mistras Group Inc.	89	1
*	Integrated Electrical
	Services Inc.	308	1
	VSE Corp.	31	1
*	Key Technology Inc.	35	1
*	SL Industries Inc.	28	—
*	PGT Inc.	159	—
*	Lime Energy Co.	96	—
*	Duoyuan Printing Inc.	57	—
			1,736,856
Information Technology (18.6%)
*	Apple Inc.	973,352	313,964
	Microsoft Corp.	8,297,964	231,679
	International Business
	Machines Corp.	1,343,833	197,221
*	Google Inc. Class A	262,595	155,974
	Oracle Corp.	4,284,188	134,095
	Intel Corp.	5,932,417	124,759
*	Cisco Systems Inc.	6,084,941	123,098
	Hewlett-Packard Co.	2,487,304	104,716
	QUALCOMM Inc.	1,710,270	84,641
*	EMC Corp.	2,187,989	50,105
	Texas Instruments Inc.	1,273,445	41,387
	Visa Inc. Class A	529,253	37,249
*	eBay Inc.	1,258,258	35,017
	Accenture plc Class A	679,071	32,928
	Corning Inc.	1,663,833	32,145
	Mastercard Inc. Class A	113,955	25,538
*	Dell Inc.	1,864,782	25,268
	Automatic Data
	Processing Inc.	524,318	24,265
*	Cognizant Technology
	Solutions Corp. Class A	320,592	23,496
*	Yahoo! Inc.	1,364,774	22,696
*	Motorola Inc.	2,362,294	21,426
*	NetApp Inc.	380,534	20,914
	Broadcom Corp. Class A	477,643	20,801
*	Juniper Networks Inc.	553,950	20,452
	Applied Materials Inc.	1,430,913	20,104
*	Adobe Systems Inc.	559,741	17,229
	Xerox Corp.	1,474,017	16,981
	Tyco Electronics Ltd.	476,408	16,865
*	Salesforce.com Inc.	123,434	16,293
*	Intuit Inc.	318,035	15,679
*	Symantec Corp.	841,060	14,079
*	Citrix Systems Inc.	199,236	13,630
	Western Union Co.	703,443	13,063
*	SanDisk Corp.	248,488	12,390
	Analog Devices Inc.	317,909	11,976

			Market
			Value
		Shares	($000)
	Altera Corp.	327,608	11,656
*	F5 Networks Inc.	85,860	11,176
*	Marvell Technology
	Group Ltd.	589,185	10,929
	CA Inc.	440,416	10,764
	Paychex Inc.	347,103	10,729
	Amphenol Corp. Class A	185,356	9,783
*	NVIDIA Corp.	611,483	9,417
*	Fiserv Inc.	159,988	9,369
*	Autodesk Inc.	242,223	9,253
*	Red Hat Inc.	201,298	9,189
*	Akamai Technologies Inc.	193,599	9,109
*	BMC Software Inc.	190,367	8,974
*	Western Digital Corp.	244,369	8,284
	Linear Technology Corp.	239,223	8,275
	Computer Sciences Corp.	164,638	8,166
	Xilinx Inc.	275,856	7,994
*,^	First Solar Inc.	59,319	7,720
*	Micron Technology Inc.	954,100	7,652
*	Seagate Technology plc	503,130	7,562
*	McAfee Inc.	162,271	7,515
	Maxim Integrated
	Products Inc.	318,109	7,514
	Fidelity National Information
	Services Inc.	271,660	7,441
*	Teradata Corp.	178,362	7,341
	Activision Blizzard Inc.	587,527	7,309
*	Cree Inc.	109,610	7,222
	KLA-Tencor Corp.	179,134	6,922
*	VMware Inc. Class A	77,678	6,906
*	Lam Research Corp.	132,480	6,860
*	Rovi Corp.	110,118	6,828
	Microchip Technology Inc.	198,355	6,786
*	Flextronics
	International Ltd.	838,135	6,579
*	SAIC Inc.	405,535	6,432
	Harris Corp.	137,837	6,244
	VeriSign Inc.	185,925	6,074
*	Atmel Corp.	492,833	6,072
*	Electronic Arts Inc.	352,240	5,770
*	Skyworks Solutions Inc.	190,868	5,465
*	Avnet Inc.	161,713	5,341
*	Trimble Navigation Ltd.	127,337	5,085
*	ANSYS Inc.	96,703	5,035
*	FLIR Systems Inc.	168,748	5,020
*	Advanced Micro
	Devices Inc.	611,913	5,005
*	Riverbed Technology Inc.	131,611	4,629
*	Nuance
	Communications Inc.	250,376	4,552
*	ON Semiconductor Corp.	460,596	4,551
	Factset Research
	Systems Inc.	47,130	4,419
*	Informatica Corp.	98,944	4,357
*	Arrow Electronics Inc.	125,482	4,298

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Synopsys Inc.	157,182	4,230
	Jabil Circuit Inc.	209,329	4,205
*	LSI Corp.	684,041	4,097
	Avago Technologies Ltd.	141,117	4,018
*	Alliance Data Systems Corp.	56,057	3,982
*	Equinix Inc.	48,567	3,947
	Global Payments Inc.	85,009	3,928
	Solera Holdings Inc.	74,831	3,840
*	Dolby Laboratories Inc.
	Class A	56,811	3,789
*	MICROS Systems Inc.	85,274	3,740
*	Polycom Inc.	90,797	3,539
	National
	Semiconductor Corp.	256,310	3,527
*	VeriFone Systems Inc.	91,389	3,524
*	TIBCO Software Inc.	174,945	3,448
*	JDS Uniphase Corp.	237,220	3,435
*	Ingram Micro Inc.	167,260	3,193
*	Novellus Systems Inc.	98,092	3,170
*	Rackspace Hosting Inc.	100,435	3,155
*	CommScope Inc.	100,921	3,151
*	Monster Worldwide Inc.	131,356	3,104
*	Cypress
	Semiconductor Corp.	162,531	3,020
*	WebMD Health Corp.	58,747	3,000
	Broadridge Financial
	Solutions Inc.	135,362	2,968
*	Varian Semiconductor
	Equipment Associates Inc.	80,202	2,965
	Lender Processing
	Services Inc.	99,391	2,934
*	Lexmark International Inc.
	Class A	83,633	2,912
*	IAC/InterActiveCorp	97,959	2,811
*	Compuware Corp.	238,103	2,779
*	Parametric
	Technology Corp.	122,988	2,771
	Total System Services Inc.	178,988	2,753
*	MEMC Electronic
	Materials Inc.	243,276	2,739
*	Atheros
	Communications Inc.	76,014	2,730
*	Teradyne Inc.	193,823	2,721
*	AOL Inc.	114,103	2,705
*	Gartner Inc.	81,282	2,699
*	Vishay Intertechnology Inc.	183,781	2,698
*	NCR Corp.	171,179	2,631
	Tellabs Inc.	388,044	2,631
	Jack Henry &
	Associates Inc.	87,065	2,538
*	Brocade Communications
	Systems Inc.	474,707	2,511
*	Concur Technologies Inc.	47,361	2,459
*	Rambus Inc.	119,813	2,454
*	Itron Inc.	43,356	2,404

			Market
			Value
		Shares	($000)
*	Tech Data Corp.	54,132	2,383
	National Instruments Corp.	63,170	2,378
	Molex Inc. Class A	124,820	2,355
*	Cadence Design
	Systems Inc.	284,148	2,347
*	Zebra Technologies Corp.	60,641	2,304
*	Ariba Inc.	97,242	2,284
	Diebold Inc.	70,201	2,250
*	International Rectifier Corp.	75,161	2,232
*	Novell Inc.	374,926	2,220
	ADTRAN Inc.	60,581	2,194
*	Finisar Corp.	73,564	2,184
*	VistaPrint NV	46,949	2,160
*	PMC - Sierra Inc.	246,028	2,113
*	NeuStar Inc. Class A	80,582	2,099
*	Ciena Corp.	99,520	2,095
*	Silicon Laboratories Inc.	45,409	2,090
*	Fairchild Semiconductor
	International Inc. Class A	133,599	2,085
*	Sohu.com Inc.	32,506	2,064
*	RF Micro Devices Inc.	278,435	2,046
*	Microsemi Corp.	89,027	2,039
	Intersil Corp. Class A	132,526	2,024
*	QLogic Corp.	117,063	1,992
*	Progress Software Corp.	46,568	1,971
*	InterDigital Inc.	47,251	1,968
*	TriQuint Semiconductor Inc.	166,900	1,951
*	Netlogic Microsystems Inc.	61,444	1,930
	Plantronics Inc.	51,006	1,898
*,^	Veeco Instruments Inc.	44,021	1,891
*	Quest Software Inc.	68,054	1,888
*	MercadoLibre Inc.	28,292	1,886
	Anixter International Inc.	30,763	1,837
*	Wright Express Corp.	39,041	1,796
*	Acme Packet Inc.	33,544	1,783
	DST Systems Inc.	40,056	1,776
*	Viasat Inc.	39,439	1,751
*	Convergys Corp.	132,963	1,751
*	CACI International Inc.
	Class A	32,754	1,749
	CoreLogic Inc.	94,067	1,742
*	Omnivision
	Technologies Inc.	58,011	1,718
*	Aruba Networks Inc.	80,633	1,684
*	Genpact Ltd.	105,790	1,608
*	Hittite Microwave Corp.	26,238	1,602
*	Semtech Corp.	66,821	1,513
*	Arris Group Inc.	134,287	1,507
*	SuccessFactors Inc.	51,753	1,499
*	GSI Commerce Inc.	64,454	1,495
*	Digital River Inc.	42,612	1,467
*	Cavium Networks Inc.	38,782	1,461
*	Blackboard Inc.	34,825	1,438
*	j2 Global
	Communications Inc.	49,266	1,426

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	ValueClick Inc.	88,704	1,422
*	Spansion Inc. Class A	67,608	1,399
	Sapient Corp.	115,480	1,397
*	Acxiom Corp.	81,365	1,395
*	Lawson Software Inc.	149,763	1,385
*	Blue Coat Systems Inc.	46,235	1,381
*	Fortinet Inc.	42,493	1,375
*	Mentor Graphics Corp.	114,500	1,374
*	Cymer Inc.	30,360	1,368
*	Plexus Corp.	43,387	1,342
*	Art Technology Group Inc.	220,612	1,319
*	Netgear Inc.	38,315	1,290
*	Constant Contact Inc.	40,984	1,270
*	MKS Instruments Inc.	51,751	1,267
*	CommVault Systems Inc.	44,149	1,264
*	Ultimate Software
	Group Inc.	25,673	1,248
*	ACI Worldwide Inc.	46,137	1,240
	Blackbaud Inc.	47,383	1,227
*	Benchmark Electronics Inc.	67,075	1,218
	MAXIMUS Inc.	18,559	1,217
*	Coherent Inc.	26,895	1,214
	Syntel Inc.	25,358	1,212
*	Aspen Technology Inc.	95,281	1,210
*	JDA Software Group Inc.	43,069	1,206
*	Tessera Technologies Inc.	54,343	1,204
	Cognex Corp.	40,875	1,203
	Power Integrations Inc.	29,951	1,202
*	DTS Inc.	24,402	1,197
*	Sonic Solutions Inc.	79,262	1,189
*,^	Ebix Inc.	50,187	1,188
*	Unisys Corp.	45,855	1,187
*	Entegris Inc.	154,457	1,154
*	Diodes Inc.	42,677	1,152
*	Integrated Device
	Technology Inc.	170,032	1,132
	Littelfuse Inc.	23,734	1,117
*	Cirrus Logic Inc.	69,762	1,115
	Fair Isaac Corp.	47,699	1,115
*	Take-Two Interactive
	Software Inc.	90,605	1,109
*	Synaptics Inc.	37,200	1,093
*	Advent Software Inc.	18,707	1,084
*	FEI Co.	40,364	1,066
*	Taleo Corp. Class A	38,518	1,065
*	L-1 Identity Solutions Inc.	88,891	1,059
*	Power-One Inc.	103,367	1,054
*	TiVo Inc.	121,005	1,044
*	Euronet Worldwide Inc.	59,448	1,037
	Earthlink Inc.	120,548	1,037
*	Cabot
	Microelectronics Corp.	24,982	1,036
	Black Box Corp.	26,999	1,034
*	Emulex Corp.	87,751	1,023
*	Checkpoint Systems Inc.	49,763	1,023

			Market
			Value
		Shares	($000)
*	Amkor Technology Inc.	136,346	1,008
*	EchoStar Corp. Class A	40,004	999
*	Manhattan Associates Inc.	32,499	993
*	Sanmina-SCI Corp.	86,440	992
*	Infinera Corp.	95,551	987
*	Harmonic Inc.	115,055	986
*	SRA International Inc.
	Class A	48,059	983
*	MicroStrategy Inc. Class A	11,428	977
*	Applied Micro Circuits Corp.	90,998	972
*	Rofin-Sinar Technologies Inc.	27,088	960
*	Websense Inc.	47,348	959
*	Mantech International Corp.
	Class A	23,135	956
*	Bottomline Technologies Inc.	43,272	939
*	CSG Systems
	International Inc.	49,376	935
*	DG FastChannel Inc.	31,914	922
*	Netscout Systems Inc.	39,970	920
*	AsiaInfo-Linkage Inc.	55,260	916
*	Brightpoint Inc.	104,850	915
*	SAVVIS Inc.	35,711	911
*	Tyler Technologies Inc.	43,468	902
*	Scansource Inc.	28,208	900
	Daktronics Inc.	56,430	898
*	Brooks Automation Inc.	98,313	892
*	OpenTable Inc.	12,593	888
*	Epicor Software Corp.	87,834	887
*	FARO Technologies Inc.	26,740	878
	Forrester Research Inc.	24,820	876
*	Avid Technology Inc.	49,307	861
	Comtech
	Telecommunications Corp.	30,658	850
*	DealerTrack Holdings Inc.	42,103	845
*	Dice Holdings Inc.	58,647	842
	Pegasystems Inc.	22,771	834
	Methode Electronics Inc.	63,224	820
*	Lattice
	Semiconductor Corp.	134,783	817
*	Electro Scientific
	Industries Inc.	49,724	797
*	Anadigics Inc.	114,877	796
*	Oclaro Inc.	60,484	795
*	SunPower Corp. Class A	61,879	794
*	Advanced Energy
	Industries Inc.	58,167	793
*	Loral Space &
	Communications Inc.	10,188	779
*	ATMI Inc.	38,481	767
*	Axcelis Technologies Inc.	221,413	766
*	Universal Display Corp.	24,959	765
*	Verigy Ltd.	58,742	765
*	Tekelec	63,653	758
	NIC Inc.	77,780	755
*	Hypercom Corp.	89,110	746

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	TeleTech Holdings Inc.	35,402	729
*	Ceva Inc.	35,216	722
	Cohu Inc.	43,314	718
*	Ciber Inc.	153,179	717
	EPIQ Systems Inc.	52,189	717
	CTS Corp.	63,632	704
*	Insight Enterprises Inc.	51,946	684
*	Kulicke &
	Soffa Industries Inc.	92,618	667
*	STEC Inc.	37,696	665
*	Radiant Systems Inc.	33,692	659
*	Entropic
	Communications Inc.	54,314	656
	AVX Corp.	41,801	645
*	Interactive Intelligence Inc.	24,543	642
*	Rogers Corp.	16,781	642
*	GT Solar International Inc.	69,928	638
*	Knot Inc.	63,919	632
*	SYNNEX Corp.	20,226	631
*	Anaren Inc.	30,087	627
	iGate Corp.	31,816	627
	MTS Systems Corp.	16,670	624
*	Intermec Inc.	48,600	615
*	Sonus Networks Inc.	225,051	601
*	Electronics for Imaging Inc.	41,343	592
*	Sourcefire Inc.	22,259	577
*	Quantum Corp.	153,668	572
*	TTM Technologies Inc.	38,302	571
*	Aviat Networks Inc.	112,330	570
*	Echelon Corp.	55,576	566
*	Actuate Corp.	96,696	551
*	SunPower Corp. Class B	44,367	551
*	Limelight Networks Inc.	94,697	550
*	IPG Photonics Corp.	17,382	550
	Park Electrochemical Corp.	18,095	543
*	RealNetworks Inc.	122,871	516
	DDi Corp.	43,776	515
*	Imation Corp.	49,734	513
*	LoopNet Inc.	46,148	513
*	comScore Inc.	22,858	510
*	FormFactor Inc.	57,380	510
*	LogMeIn Inc.	11,304	501
	Heartland Payment
	Systems Inc.	32,248	497
*	Energy Conversion
	Devices Inc.	107,333	494
	United Online Inc.	74,744	493
*	NetSuite Inc.	19,620	491
*	Smith Micro Software Inc.	31,088	489
*	ModusLink Global
	Solutions Inc.	72,601	486
	Molex Inc.	21,054	478
*	Ancestry.com Inc.	16,837	477
	Micrel Inc.	36,685	477
*	Computer Task Group Inc.	43,731	476

			Market
			Value
		Shares	($000)
*	Net 1 UEPS
	Technologies Inc.	38,239	469
*	Monolithic Power
	Systems Inc.	28,346	468
*	LTX-Credence Corp.	62,350	461
*	IXYS Corp.	39,627	460
*	Digi International Inc.	41,185	457
*	Callidus Software Inc.	90,591	457
*	Multi-Fineline Electronix Inc.	17,197	456
*	MIPS Technologies Inc.
	Class A	30,040	455
*	Stratasys Inc.	13,866	453
	Keynote Systems Inc.	30,480	446
*	Novatel Wireless Inc.	46,467	444
*	Cray Inc.	61,844	442
*	Mercury Computer
	Systems Inc.	23,947	440
*	Cogo Group Inc.	49,184	435
	Electro Rent Corp.	26,927	435
*	Synchronoss
	Technologies Inc.	16,079	429
*	Kenexa Corp.	19,468	424
*	RightNow Technologies Inc.	17,904	424
*	Integrated Silicon
	Solution Inc.	52,580	422
*	Compellent Technologies Inc.	15,200	419
*	Sigma Designs Inc.	29,530	418
*	Sycamore Networks Inc.	19,842	409
*	Advanced Analogic
	Technologies Inc.	100,701	404
*	Agilysys Inc.	70,372	396
*	Liquidity Services Inc.	28,121	395
*	Standard Microsystems Corp.	13,578	391
*	THQ Inc.	64,284	390
*	Kopin Corp.	92,661	385
*	KVH Industries Inc.	32,125	384
*	Oplink Communications Inc.	20,757	383
*	OSI Systems Inc.	10,464	380
*	Volterra Semiconductor Corp.	16,426	380
*	Newport Corp.	21,806	379
	Bel Fuse Inc. Class B	15,756	377
*	Extreme Networks	119,643	370
*	Gerber Scientific Inc.	46,643	367
*	Cardtronics Inc.	20,649	365
*	Comverge Inc.	52,313	361
*	TNS Inc.	17,220	358
*	SolarWinds Inc.	18,207	350
*	ExlService Holdings Inc.	15,968	343
*	Ixia	20,380	342
*	Silicon Image Inc.	46,440	341
*	LivePerson Inc.	30,153	341
*	DSP Group Inc.	41,725	340
*	Measurement Specialties Inc.	11,482	337
*	NVE Corp.	5,810	336

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Internap Network
	Services Corp.	54,082	329
*	Infospace Inc.	38,682	321
*	Zoran Corp.	36,463	321
*	EMS Technologies Inc.	16,139	319
*	Openwave Systems Inc.	146,866	311
*	CPI International Inc.	15,956	309
*	Terremark Worldwide Inc.	23,651	306
*	Immersion Corp.	45,640	306
*	Hackett Group Inc.	87,226	306
*	China Security &
	Surveillance
	Technology Inc.	56,659	302
*	Intevac Inc.	20,584	288
	Opnet Technologies Inc.	10,770	288
*	Exar Corp.	40,369	282
*	Globecomm Systems Inc.	27,835	278
*	FSI International Inc.	62,493	276
	American Software Inc.
	Class A	40,226	272
	Marchex Inc. Class B	28,509	272
*	AXT Inc.	25,930	271
*	Perficient Inc.	21,457	268
*	Lionbridge Technologies Inc.	71,444	264
	Cass Information
	Systems Inc.	6,697	254
*	BroadSoft Inc.	10,547	252
	VirnetX Holding Corp.	16,801	249
*	Verint Systems Inc.	7,778	247
*	Vishay Precision Group Inc.	13,007	245
*	CalAmp Corp.	77,981	245
*	FalconStor Software Inc.	72,693	244
*	DemandTec Inc.	22,378	243
*	Integral Systems Inc.	24,413	242
*	MoneyGram
	International Inc.	89,214	242
*	Vocus Inc.	8,673	240
*	Silicon Graphics
	International Corp.	26,043	235
	Renaissance Learning Inc.	19,707	233
*	QuinStreet Inc.	11,922	229
*,^	Evergreen Solar Inc.	386,030	225
*	Emcore Corp.	207,296	224
*	LRAD Corp.	82,645	222
*,^	Rubicon Technology Inc.	10,337	218
	Stamps.com Inc.	16,292	216
*	Ultratech Inc.	10,284	204
*	LoJack Corp.	30,922	200
*	BigBand Networks Inc.	70,042	196
*	Move Inc.	75,125	193
*	Maxwell Technologies Inc.	10,166	192
*	support.com Inc.	29,004	188
*	S1 Corp.	26,711	184
*	Conexant Systems Inc.	111,188	181
*	Mindspeed Technologies Inc.	29,552	180

			Market
			Value
		Shares	($000)
*	LaserCard Corp.	28,615	179
*	Supertex Inc.	6,899	167
*	Magma Design
	Automation Inc.	31,502	158
*	Nanometrics Inc.	12,285	158
*	Dot Hill Systems Corp.	90,553	158
*	Dynamics Research Corp.	11,226	150
*	Kemet Corp.	10,160	148
*	KIT Digital Inc.	9,114	146
*	Powerwave
	Technologies Inc.	56,117	143
*	Pulse Electronics Corp.	26,190	139
*	Saba Software Inc.	22,572	138
*	Network Equipment
	Technologies Inc.	29,787	138
*	ShoreTel Inc.	17,576	137
*	Hutchinson Technology Inc.	36,408	135
*	Zygo Corp.	10,858	133
*	QuickLogic Corp.	20,604	131
*	Wave Systems Corp.
	Class A	32,831	129
*	VASCO Data Security
	International Inc.	15,726	128
*	Spectrum Control Inc.	8,412	126
*	Aware Inc.	43,990	123
*	Super Micro Computer Inc.	10,488	121
*	PC-Tel Inc.	19,415	116
*	AuthenTec Inc.	46,445	116
*	NU Horizons
	Electronics Corp.	16,387	114
*	Global Cash Access
	Holdings Inc.	35,662	114
*	Virtusa Corp.	6,908	113
	Evolving Systems Inc.	13,428	112
*	Cinedigm Digital
	Cinema Corp. Class A	66,352	109
*	Edgewater Technology Inc.	46,266	109
*	Cyberoptics Corp.	12,665	108
*	Radisys Corp.	11,913	106
*	China Information
	Technology Inc.	20,337	106
*	TeleCommunication
	Systems Inc. Class A	22,677	106
*	Microvision Inc.	56,881	106
	Imergent Inc.	23,286	105
*	Seachange International Inc.	12,187	104
*	SMART Modular
	Technologies WWH Inc.	17,653	102
*	Reis Inc.	13,713	96
*	Concurrent Computer Corp.	18,782	95
*	Pericom
	Semiconductor Corp.	8,578	94
*	Symmetricom Inc.	13,158	93
*	Autobytel Inc.	107,022	92
*	Presstek Inc.	40,606	90

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Looksmart Ltd.	40,059	85
*	Rudolph Technologies Inc.	10,158	84
*	UTStarcom Inc.	40,330	83
*	Bsquare Corp.	9,341	82
*	StarTek Inc.	15,375	78
*	PROS Holdings Inc.	6,745	77
*	Photronics Inc.	12,757	75
*	Web.com Group Inc.	8,761	74
*	BTU International Inc.	8,000	72
*	SRS Labs Inc.	8,051	71
*	PC Connection Inc.	8,005	71
*	MoSys Inc.	12,422	71
*	Occam Networks Inc.	7,886	68
	Ipass Inc.	48,707	61
*	Ness Technologies Inc.	10,182	60
	TheStreet.com Inc.	22,378	60
*	Online Resources Corp.	12,713	59
*	WebMediaBrands Inc.	36,233	58
*	Mattson Technology Inc.	17,376	52
*	Ikanos Communications Inc.	36,361	49
	Telular Corp.	7,116	47
*	Authentidate Holding Corp.	105,136	47
*	iGO Inc.	11,872	46
*	PRGX Global Inc.	7,136	45
*	PAR Technology Corp.	7,772	44
*	Trident Microsystems Inc.	24,205	43
*	China TransInfo
	Technology Corp.	9,100	43
*	Westell Technologies Inc.
	Class A	12,700	42
*	Frequency Electronics Inc.	6,132	41
*	NaviSite Inc.	11,027	41
*	Rosetta Stone Inc.	1,884	40
*	Information Services
	Group Inc.	18,690	39
*	Pixelworks Inc.	11,145	39
*	NCI Inc. Class A	1,656	38
	Bel Fuse Inc. Class A	1,477	38
*	PLX Technology Inc.	10,402	38
*	EndWave Corp.	16,504	37
*	RAE Systems Inc.	22,951	37
*	Transwitch Corp.	16,462	35
*	Ditech Networks Inc.	23,868	34
*	Tollgrade
	Communications Inc.	3,673	34
*	Datalink Corp.	7,013	34
*	Viasystems Group Inc.	1,531	31
	Richardson Electronics Ltd.	2,625	31
*	Rimage Corp.	1,944	29
*	X-Rite Inc.	6,261	29
*	PDF Solutions Inc.	5,923	29
*	Zhone Technologies Inc.	10,572	28
*	Planar Systems Inc.	13,735	28
*	Network Engines Inc.	17,889	27

			Market
			Value
		Shares	($000)
*	GSE Systems Inc.	7,311	26
*	MEMSIC Inc.	8,040	26
*	Rainmaker Systems Inc.	19,115	26
*	Lantronix Inc.	6,995	26
*	ORBCOMM Inc.	9,769	25
*	Vertro Inc.	4,874	24
*	Opnext Inc.	13,481	24
*	Zix Corp.	5,332	23
*	Ramtron International Corp.	6,551	22
*	QAD Inc. Class A	2,292	21
*	ID Systems Inc.	6,149	20
*	Digital Ally Inc.	9,000	16
*	Transact Technologies Inc.	1,500	14
*	eLoyalty Corp.	2,159	14
*	HSW International Inc.	3,300	14
*	Identive Group Inc.	5,405	14
*	Research Frontiers Inc.	2,555	14
*	Spire Corp.	2,366	12
*	Superconductor
	Technologies Inc.	7,872	12
*	SS&C Technologies
	Holdings Inc.	307	6
*	QAD Inc. Class B	573	6
*	LeCroy Corp.	496	5
*	Selectica Inc.	829	4
*	Parkervision Inc.	7,548	3
*	Calix Inc.	125	2
*	Monotype Imaging
	Holdings Inc.	169	2
*	Travelzoo Inc.	43	2
*	Management Network
	Group Inc.	626	2
*	Fabrinet	75	2
*	Ultra Clean Holdings	163	2
*	Amtech Systems Inc.	60	2
*	Digimarc Corp.	46	1
*	Wireless Telecom Group Inc.	1,403	1
*	Innodata Isogen Inc.	370	1
*	Echo Global Logistics Inc.	81	1
*	Deltek Inc.	125	1
*	Tier Technologies Inc. Class B	121	1
*	Market Leader Inc.	364	1
*	Dialogic Inc.	146	1
*	Guidance Software Inc.	80	1
*	Pervasive Software Inc.	108	1
*	Numerex Corp. Class A	62	1
*	PC Mall Inc.	63	—
*	TechTarget Inc.	55	—
*	Newtek Business Services Inc.	204	—
*	Glu Mobile Inc.	160	—
*	GTSI Corp.	50	—
*	Intellicheck Mobilisa Inc.	110	—
*	Performance Technologies Inc.	70	—
*	Video Display Corp.	19	—
			2,824,368

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
Materials (4.2%)
	Freeport-McMoRan
	Copper & Gold Inc.	501,255	60,196
	EI du Pont de
	Nemours & Co.	965,852	48,177
	Dow Chemical Co.	1,235,842	42,192
	Monsanto Co.	575,889	40,105
	Newmont Mining Corp.	524,660	32,230
	Praxair Inc.	326,125	31,135
	Air Products &
	Chemicals Inc.	226,560	20,606
	Alcoa Inc.	1,088,616	16,754
	PPG Industries Inc.	176,039	14,800
	Nucor Corp.	336,264	14,735
	Mosaic Co.	166,202	12,691
	Ecolab Inc.	248,670	12,538
	International Paper Co.	442,658	12,058
	Cliffs Natural Resources Inc.	144,464	11,270
	CF Industries Holdings Inc.	75,773	10,241
	United States Steel Corp.	152,976	8,937
	Sigma-Aldrich Corp.	129,493	8,619
	Sherwin-Williams Co.	98,605	8,258
	Lubrizol Corp.	71,987	7,694
	Walter Energy Inc.	56,457	7,217
	Celanese Corp. Class A	166,516	6,855
	Eastman Chemical Co.	77,178	6,489
	Ball Corp.	92,811	6,316
	Vulcan Materials Co.	136,992	6,077
	FMC Corp.	73,415	5,865
*	Crown Holdings Inc.	173,115	5,779
*	Owens-Illinois Inc.	174,131	5,346
	Airgas Inc.	84,873	5,301
	Allegheny Technologies Inc.	94,713	5,226
	Albemarle Corp.	87,859	4,901
	MeadWestvaco Corp.	182,321	4,770
	International Flavors &
	Fragrances Inc.	85,328	4,743
	Nalco Holding Co.	147,731	4,719
	Martin Marietta
	Materials Inc.	48,748	4,497
	Sealed Air Corp.	170,534	4,340
	Ashland Inc.	79,960	4,067
	Steel Dynamics Inc.	220,296	4,031
	Reliance Steel &
	Aluminum Co.	75,478	3,857
	Bemis Co. Inc.	116,176	3,794
	Sonoco Products Co.	107,664	3,625
	Domtar Corp.	45,820	3,479
	Valspar Corp.	100,495	3,465
	Aptargroup Inc.	71,864	3,419
	Huntsman Corp.	203,754	3,181
	Compass Minerals
	International Inc.	34,911	3,116
*	Hecla Mining Co.	274,542	3,091
	RPM International Inc.	138,545	3,062

			Market
			Value
		Shares	($000)
*	Solutia Inc.	129,986	3,000
	Royal Gold Inc.	54,676	2,987
	Packaging Corp. of America	111,057	2,870
	Cytec Industries Inc.	52,623	2,792
*	WR Grace & Co.	77,937	2,738
*	Rockwood Holdings Inc.	68,873	2,694
*	Coeur d’Alene Mines Corp.	95,557	2,611
	Scotts Miracle-Gro Co.
	Class A	50,339	2,556
	Cabot Corp.	66,216	2,493
	Temple-Inland Inc.	109,754	2,331
*	Allied Nevada Gold Corp.	85,671	2,254
	Rock-Tenn Co. Class A	39,716	2,143
*	Stillwater Mining Co.	98,265	2,098
	Commercial Metals Co.	122,772	2,037
	Sensient Technologies Corp.	53,140	1,952
	AK Steel Holding Corp.	118,249	1,936
	Silgan Holdings Inc.	53,705	1,923
	Carpenter Technology Corp.	47,126	1,896
*	Intrepid Potash Inc.	48,526	1,810
	Olin Corp.	84,869	1,742
	Schnitzer Steel
	Industries Inc.	24,948	1,656
*	Titanium Metals Corp.	96,303	1,654
	Greif Inc. Class A	26,384	1,633
	NewMarket Corp.	13,088	1,615
*	Ferro Corp.	92,653	1,356
*	Louisiana-Pacific Corp.	139,677	1,321
	Minerals Technologies Inc.	20,195	1,321
	Balchem Corp.	38,787	1,311
	Arch Chemicals Inc.	33,684	1,278
*	OM Group Inc.	33,095	1,274
	Eagle Materials Inc.	44,976	1,271
*	PolyOne Corp.	99,797	1,246
	Schweitzer-Mauduit
	International Inc.	19,709	1,240
*	Century Aluminum Co.	79,380	1,233
	Texas Industries Inc.	26,899	1,231
	Worthington Industries Inc.	66,274	1,219
	Buckeye Technologies Inc.	55,760	1,172
	Globe Specialty Metals Inc.	68,320	1,168
*	Brush Engineered
	Materials Inc.	29,349	1,134
	Innophos Holdings Inc.	31,024	1,119
	HB Fuller Co.	53,085	1,089
	AMCOL International Corp.	32,129	996
*	Calgon Carbon Corp.	63,533	961
*	Clearwater Paper Corp.	11,759	921
	Westlake Chemical Corp.	20,093	873
*	RTI International Metals Inc.	31,441	848
*	US Gold Corp.	102,644	828
	Koppers Holdings Inc.	22,489	805
*	General Moly Inc.	117,122	759
*	AM Castle & Co.	36,711	676
	Stepan Co.	8,711	664

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	PH Glatfelter Co.	52,042	639
	Hawkins Inc.	13,917	618
*	Graphic Packaging
	Holding Co.	157,939	614
	A Schulman Inc.	26,450	605
	Kaiser Aluminum Corp.	11,862	594
*	Georgia Gulf Corp.	24,442	588
	Quaker Chemical Corp.	13,768	574
	Deltic Timber Corp.	9,815	553
	Neenah Paper Inc.	26,487	521
*	Innospec Inc.	24,779	505
	American Vanguard Corp.	58,376	499
*	Mercer International Inc.	61,040	473
*	Omnova Solutions Inc.	55,847	467
	Haynes International Inc.	11,025	461
	Myers Industries Inc.	46,206	450
*	Kraton Performance
	Polymers Inc.	14,162	438
*	Horsehead Holding Corp.	30,199	394
*	Headwaters Inc.	85,507	392
*	US Energy Corp. Wyoming	63,227	384
	Zep Inc.	19,154	381
*	STR Holdings Inc.	18,552	371
	Olympic Steel Inc.	12,172	349
*	Zoltek Cos. Inc.	26,301	304
*,^	China Green Agriculture Inc.	33,449	301
	Wausau Paper Corp.	31,184	268
*	KapStone Paper and
	Packaging Corp.	17,524	268
*,^	Flotek Industries Inc.	48,565	265
*	LSB Industries Inc.	10,612	257
*	Landec Corp.	40,323	241
*	Spartech Corp.	24,882	233
	Boise Inc.	29,292	232
*	Universal Stainless & Alloy	4,761	149
*	Gulf Resources Inc.	13,754	147
*,^	China Agritech Inc.	10,087	124
	Chase Corp.	7,325	119
*	Capital Gold Corp.	22,354	113
*	Paramount Gold and
	Silver Corp.	27,135	108
*	ADA-ES Inc.	9,200	103
*	TPC Group Inc.	3,226	98
*	AEP Industries Inc.	3,457	90
*	Ampal American Israel
	Class A	37,313	86
*	China Direct Industries Inc.	55,297	83
*,^	Orient Paper Inc.	12,890	82
*	Nanophase
	Technologies Corp.	66,261	78
*,^	General Steel Holdings Inc.	26,733	77
	KMG Chemicals Inc.	4,354	72
*	Senomyx Inc.	9,986	71
*	Penford Corp.	10,087	62
*	American Pacific Corp.	9,574	55

			Market
			Value
		Shares	($000)
*	Yongye International Inc.	6,320	53
*	Noranda Aluminum
	Holding Corp.	2,902	42
*,^	China Precision Steel Inc.	23,861	41
*	Solitario Exploration &
	Royalty Corp.	10,187	37
*	Golden Minerals Co.	979	26
*	United States Lime &
	Minerals Inc.	617	26
*	Puda Coal Inc.	1,633	23
*	Metals USA Holdings Corp.	1,496	23
*	Sutor Technology Group Ltd. 5,366		12
*	Verso Paper Corp.	2,817	10
*	Graham Packaging Co. Inc.	139	2
*	ShengdaTech Inc.	221	1
*	Rock of Ages Corp.	32	—
*	Continental Materials Corp.	5	—
			641,851
Telecommunication Services (2.8%)
	AT&T Inc.	6,295,765	184,970
	Verizon
	Communications Inc.	3,011,826	107,763
*	American Tower Corp.
	Class A	427,479	22,075
	CenturyLink Inc.	321,185	14,829
*	Crown Castle
	International Corp.	309,405	13,561
*	Sprint Nextel Corp.	3,142,738	13,294
	Qwest Communications
	International Inc.	1,668,173	12,695
	Frontier
	Communications Corp.	1,058,196	10,296
*	NII Holdings Inc.	179,559	8,019
	Windstream Corp.	515,351	7,184
*	SBA Communications Corp.
	Class A	115,976	4,748
	Telephone &
	Data Systems Inc.	92,941	3,397
*	MetroPCS
	Communications Inc.	263,764	3,331
*	tw telecom inc Class A	153,897	2,624
*	Syniverse Holdings Inc.	74,914	2,311
*	Level 3
	Communications Inc.	1,782,577	1,747
	AboveNet Inc.	17,496	1,023
*	United States Cellular Corp. 19,386		968
*	Leap Wireless
	International Inc.	71,200	873
	Alaska Communications
	Systems Group Inc.	74,886	831
	NTELOS Holdings Corp.	42,972	819
*	Cincinnati Bell Inc.	289,524	811
*,^	Clearwire Corp. Class A	154,907	798
	Atlantic Tele-Network Inc.	17,110	656

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Cogent Communications
	Group Inc.	43,608	617
*	General Communication Inc.
	Class A	45,302	573
	Consolidated
	Communications
	Holdings Inc.	25,481	492
	Shenandoah
	Telecommunications Co.	23,271	436
*	Premiere Global
	Services Inc.	63,495	432
	IDT Corp. Class B	16,278	418
*	PAETEC Holding Corp.	107,173	401
	USA Mobility Inc.	21,314	379
*	Cbeyond Inc.	23,506	359
*	Neutral Tandem Inc.	22,614	327
*	Vonage Holdings Corp.	122,496	274
*	Global Crossing Ltd.	20,925	270
	HickoryTech Corp.	26,156	251
	Telephone &
	Data Systems Inc. -
	Special Common Shares	7,633	241
*	8x8 Inc.	93,814	223
*	ICO Global Communications
	Holdings Ltd.	147,446	221
*	Iridium Communications Inc.	24,286	200
*	Hughes Communications Inc.	4,216	170
*	FiberTower Corp.	30,094	134
*	SureWest Communications	9,920	106
*	Arbinet Corp.	10,811	90
	IDT Corp.	552	14
*	Globalstar Inc.	742	1
	Warwick Valley Telephone Co.	38	1
			426,253
Utilities (3.4%)
	Southern Co.	885,091	33,837
	Exelon Corp.	704,303	29,327
	Dominion Resources Inc.	627,703	26,815
	Duke Energy Corp.	1,405,089	25,025
	NextEra Energy Inc.	420,924	21,884
	PG&E Corp.	416,327	19,917
	American Electric Power
	Co. Inc.	510,844	18,380
	Public Service Enterprise
	Group Inc.	539,362	17,157
	Consolidated Edison Inc.	301,266	14,934
	Entergy Corp.	199,108	14,103
	Progress Energy Inc.	311,830	13,558
	PPL Corp.	514,381	13,538
	Sempra Energy	250,972	13,171
	Edison International	330,024	12,739
	FirstEnergy Corp.	325,048	12,033
	Xcel Energy Inc.	490,020	11,540
*	AES Corp.	719,141	8,759
	DTE Energy Co.	179,986	8,157

			Market
			Value
		Shares	($000)
	Wisconsin Energy Corp.	124,709	7,340
	Ameren Corp.	255,217	7,195
	CenterPoint Energy Inc.	427,423	6,719
	Constellation Energy
	Group Inc.	204,854	6,275
	Northeast Utilities	188,124	5,997
	Oneok Inc.	107,729	5,976
*	NRG Energy Inc.	269,577	5,268
	NiSource Inc.	296,560	5,225
	SCANA Corp.	128,546	5,219
*	Calpine Corp.	379,474	5,062
	National Fuel Gas Co.	74,549	4,892
	Pinnacle West Capital Corp.	115,961	4,807
	OGE Energy Corp.	104,047	4,738
	American Water Works
	Co. Inc.	186,560	4,718
	NSTAR	110,270	4,652
	CMS Energy Corp.	245,770	4,571
	Allegheny Energy Inc.	181,280	4,394
	Pepco Holdings Inc.	239,185	4,365
	Alliant Energy Corp.	118,414	4,354
	Integrys Energy Group Inc.	82,246	3,990
	MDU Resources Group Inc.	191,167	3,875
	TECO Energy Inc.	216,997	3,863
	UGI Corp.	117,686	3,717
	NV Energy Inc.	250,382	3,518
	Energen Corp.	72,858	3,516
	ITC Holdings Corp.	53,618	3,323
	Aqua America Inc.	146,131	3,285
	Questar Corp.	187,033	3,256
	DPL Inc.	126,611	3,255
	Westar Energy Inc.	126,744	3,189
*	GenOn Energy Inc.	816,319	3,110
	Atmos Energy Corp.	96,270	3,004
	AGL Resources Inc.	83,080	2,978
	Great Plains Energy Inc.	144,525	2,802
	Nicor Inc.	48,712	2,432
	Hawaiian Electric
	Industries Inc.	100,191	2,283
	Piedmont Natural Gas
	Co. Inc.	77,156	2,157
	Vectren Corp.	82,866	2,103
	Cleco Corp.	65,226	2,006
	WGL Holdings Inc.	54,346	1,944
	New Jersey Resources Corp.	44,265	1,908
	IDACORP Inc.	51,580	1,907
	Southwest Gas Corp.	48,839	1,791
	Portland General Electric Co.	80,640	1,750
	South Jersey Industries Inc.	31,994	1,690
	UIL Holdings Corp.	51,384	1,539
	Unisource Energy Corp.	38,840	1,392
	Avista Corp.	60,007	1,351
	Northwest Natural Gas Co.	28,525	1,326
	Allete Inc.	34,881	1,300
*	El Paso Electric Co.	46,950	1,293

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	PNM Resources Inc.	94,022	1,224
	Black Hills Corp.	39,917	1,198
	NorthWestern Corp.	38,997	1,124
	MGE Energy Inc.	24,451	1,046
	Laclede Group Inc.	28,296	1,034
	Empire District Electric Co.	44,069	978
	Otter Tail Corp.	37,213	839
	CH Energy Group Inc.	16,507	807
	American States Water Co.	22,818	787
	California Water
	Service Group	19,244	717
	Ormat Technologies Inc.	21,330	631
*	Dynegy Inc. Class A	111,247	625
	SJW Corp.	20,242	536
	Connecticut Water
	Service Inc.	17,347	484
	Chesapeake Utilities Corp.	8,978	373
	Central Vermont Public
	Service Corp.	15,723	344
	Middlesex Water Co.	11,367	209
*	Cadiz Inc.	13,146	164
	Unitil Corp.	5,194	118
	Consolidated Water Co. Ltd.	11,915	109
	Artesian Resources Corp.
	Class A	3,380	64
*,^	China Natural Gas Inc.	7,702	42
	York Water Co.	1,944	34
	Delta Natural Gas Co. Inc.	700	22
	Pennichuck Corp.	737	20
*	Synthesis Energy
	Systems Inc.	15,351	18
*	Purecycle Corp.	2,730	10
	RGC Resources Inc.	16	1
			511,052
Total Common Stocks
(Cost $13,509,966)			15,135,870

			Market
			Value
		Shares	($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
2,3	Vanguard Market
	Liquidity Fund,
	0.211%	115,610,964	115,611
		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan
	Bank Discount Notes,
	0.220%, 3/2/11	5,000	4,998
4,5	Federal Home Loan
	Bank Discount Notes,
	0.250%, 3/18/11	2,000	1,999
4,5	Freddie Mac Discount
	Notes, 0.240%, 3/14/11	3,000	2,998
4,5	Freddie Mac Discount
	Notes, 0.271%, 6/7/11	250	250
			10,245
Total Temporary Cash Investments
(Cost $125,856)			125,856
Total Investments (100.2%)
(Cost $13,635,822)			15,261,726
Other Assets and Liabilities (-0.2%)
Other Assets			63,923
Liabilities[3]			(101,494)
			(37,571)
Net Assets (100%)			15,224,155

Institutional Total Stock Market Index Fund

At December 31, 2010, net assets consisted of:

Amount
($000)
Paid-in Capital	13,999,688
Undistributed Net Investment Income	1,173
Accumulated Net Realized Losses	(403,702)
Unrealized Appreciation (Depreciation)
Investment Securities	1,625,904
Futures Contracts	1,092
Net Assets	15,224,155

Institutional Shares—Net Assets
Applicable to 78,774,541 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,248,184
Net Asset Value Per Share—
Institutional Shares	$28.54

Institutional Plus Shares—Net Assets
Applicable to 454,609,506 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	12,975,971
Net Asset Value Per Share—
Institutional Plus Shares	$28.54

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $27,591,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $29,678,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $7,247,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	261,568
Interest[1]	135
Security Lending	3,038
Total Income	264,741
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	835
Management and Administrative—Institutional Plus Shares	2,856
Total Expenses	3,691
Net Investment Income	261,050
Realized Net Gain (Loss)
Investment Securities Sold	92,739
Futures Contracts	9,696
Realized Net Gain (Loss)	102,435
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,946,531
Futures Contracts	591
Change in Unrealized Appreciation (Depreciation)	1,947,122
Net Increase (Decrease) in Net Assets Resulting from Operations	2,310,607
1 Interest income from an affiliated company of the fund was $119,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	261,050	226,378
Realized Net Gain (Loss)	102,435	(122,854)
Change in Unrealized Appreciation (Depreciation)	1,947,122	2,710,614
Net Increase (Decrease) in Net Assets Resulting from Operations	2,310,607	2,814,138
Distributions
Net Investment Income
Institutional Shares	(37,307)	(37,609)
Institutional Plus Shares	(224,408)	(188,293)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(261,715)	(225,902)
Capital Share Transactions
Institutional Shares	275,016	66,331
Institutional Plus Shares	679,934	1,829,292
Net Increase (Decrease) from Capital Share Transactions	954,950	1,895,623
Total Increase (Decrease)	3,003,842	4,483,859
Net Assets
Beginning of Period	12,220,313	7,736,454
End of Period[1]	15,224,155	12,220,313
1 Net Assets—End of Period includes undistributed net investment income of $1,173,000 and $1,838,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$24.80	$19.68	$31.89	$30.71	$27.00
Investment Operations
Net Investment Income	.495	.483	.550	.547	.501
Net Realized and Unrealized Gain (Loss)
on Investments	3.741	5.120	(12.208)	1.179	3.710
Total from Investment Operations	4.236	5.603	(11.658)	1.726	4.211
Distributions
Dividends from Net Investment Income	(.496)	(.483)	(.552)	(.546)	(.501)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.496)	(.483)	(.552)	(.546)	(.501)
Net Asset Value, End of Period	$28.54	$24.80	$19.68	$31.89	$30.71

Total Return	17.28%	28.84%	-36.90%	5.60%	15.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,248	$1,700	$1,106	$1,271	$939
Ratio of Total Expenses to
Average Net Assets	0.045%	0.045%	0.045%	0.045%	0.045%
Ratio of Net Investment Income to
Average Net Assets	1.95%	2.36%	2.12%	1.81%	1.81%
Portfolio Turnover Rate[1]	14%	13%	13%	10%	8%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$24.81	$19.68	$31.89	$30.71	$27.00
Investment Operations
Net Investment Income	.499	.487	.556	.553	.506
Net Realized and Unrealized Gain (Loss)
on Investments	3.732	5.130	(12.209)	1.179	3.710
Total from Investment Operations	4.231	5.617	(11.653)	1.732	4.216
Distributions
Dividends from Net Investment Income	(.501)	(.487)	(.557)	(.552)	(.506)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.501)	(.487)	(.557)	(.552)	(.506)
Net Asset Value, End of Period	$28.54	$24.81	$19.68	$31.89	$30.71

Total Return	17.25%	28.92%	-36.89%	5.62%	15.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,976	$10,520	$6,631	$8,599	$4,615
Ratio of Total Expenses to
Average Net Assets	0.025%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.38%	2.14%	1.83%	1.83%
Portfolio Turnover Rate[1]	14%	13%	13%	10%	8%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $100 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

Institutional Total Stock Market Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,135,870	—	—
Temporary Cash Investments	115,611	10,245	—
Futures Contracts—Liabilities[1]	(141)	—	—
Total	15,251,340	10,245	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2009	29
Total Sales	(9)
Net Realized Gain (Loss)	(89)
Change in Unrealized Appreciation (Depreciation)	69
Balance as of December 31, 2010	—

Institutional Total Stock Market Index Fund

D. At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2011	144	45,108	750
E-mini S&P 500 Index	March 2011	405	25,373	220
E-mini Russell 2000 Index	March 2011	73	5,711	87
S&P MidCap 400 Index	March 2011	6	2,716	35

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences are primarily attributed to tax deferral of losses on wash sales and will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized $97,407,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2010, the fund had $1,173,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $115,540,000 to offset future net capital gains through December 31, 2017. In addition, the fund realized losses of $197,289,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011.

At December 31, 2010, the cost of investment securities for tax purposes was $13,725,603,000. Net unrealized appreciation of investment securities for tax purposes was $1,536,123,000, consisting of unrealized gains of $2,701,262,000 on securities that had risen in value since their purchase and $1,165,139,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2010, the fund purchased $2,966,271,000 of investment securities and sold $2,018,777,000 of investment securities, other than temporary cash investments.

Institutional Total Stock Market Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	968,244	36,921	616,126	36,199
Issued in Lieu of Cash Distributions	32,776	1,248	35,139	1,632
Redeemed	(726,004)	(27,934)	(584,934)	(25,497)
Net Increase (Decrease)—Institutional Shares	275,016	10,235	66,331	12,334
Institutional Plus Shares
Issued	2,681,039	108,189	3,248,471	159,817
Issued in Lieu of Cash Distributions	199,020	7,597	164,499	7,560
Redeemed	(2,200,125)	(85,280)	(1,583,678)	(80,238)
Net Increase (Decrease)—Institutional Plus Shares	679,934	30,506	1,829,292	87,139

H. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Total Stock Market Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2011

Special 2010 tax information (unaudited) for Vanguard Institutional Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $248,237,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 92.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2010

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	6/30/2010	12/31/2010	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,246.75	$0.25
Institutional Plus Shares	1,000.00	1,246.35	0.14
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.98	$0.23
Institutional Plus Shares	1,000.00	1,025.08	0.13

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.045% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008).	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components).	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm).	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008).
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010).	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

The funds or securities referred to herein are not
Fund Information > 800-662-7447	sponsored, endorsed, or promoted by MSCI, and MSCI
Direct Investor Account Services > 800-662-2739	bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. For any such funds or securities, the
Text Telephone for People	prospectus or the Statement of Additional Information
With Hearing Impairment > 800-749-7273	contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8710 022011

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2010: $43,000
Fiscal Year Ended December 31, 2009: $67,500

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2010: $3,607,060
Fiscal Year Ended December 31, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2010: $791,350
Fiscal Year Ended December 31, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2010: $336,090
Fiscal Year Ended December 31, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2010: $16,000
Fiscal Year Ended December 31, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2010: $352,090
Fiscal Year Ended December 31, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 17, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.